UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-03015

Ohio National Fund, Inc.
(Exact name of registrant as specified in charter)

One Financial Way, Cincinnati, Ohio 45242
(Address of principal executive offices) (Zip code)

CT Corporation
300 E. Lombard St., Suite 1400
Baltimore, MD 21202
(Name and address of agent for service)

513-794-6971
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2011

Item 1. Schedules of Investments.

Ohio National Fund, Inc.	Equity Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Common Stocks - 99.2%		Shares	Value
CONSUMER DISCRETIONARY - 12.5%
Ford Motor Co. (Automobiles)	(a)	260,900	$3,890,019
General Motors Co. (Automobiles)	(a)	81,000	2,513,430
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		67,800	3,483,564
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	27,850	5,016,620
Time Warner, Inc. (Media)		178,500	6,372,450
Target Corp. (Multiline Retail)		72,400	3,620,724
Best Buy Co., Inc. (Specialty Retail)		101,700	2,920,824
			27,817,631
CONSUMER STAPLES - 1.7%
PepsiCo, Inc. (Beverages)		57,300	3,690,693
ENERGY - 7.9%
Transocean Ltd. (Energy Equip. & Svs.)	(a)	34,400	2,681,480
BP PLC - ADR (Oil, Gas & Consumable Fuels)		128,400	5,667,576
Chevron Corp. (Oil, Gas & Consumable Fuels)		21,900	2,352,717
ConocoPhillips (Oil, Gas & Consumable Fuels)		83,800	6,692,268
			17,394,041
FINANCIALS - 27.1%
BlackRock, Inc. (Capital Markets)		17,150	3,447,321
Goldman Sachs Group, Inc. / The (Capital Markets)		30,800	4,880,876
Morgan Stanley (Capital Markets)		125,100	3,417,732
Wells Fargo & Co. (Commercial Banks)		205,400	6,511,180
American Express Co. (Consumer Finance)		99,800	4,510,960
Capital One Financial Corp. (Consumer Finance)		103,900	5,398,644
Bank of America Corp. (Diversified Financial Svs.)		405,800	5,409,314
Citigroup, Inc. (Diversified Financial Svs.)	(a)	1,402,400	6,198,608
JPMorgan Chase & Co. (Diversified Financial Svs.)		143,200	6,601,520
NYSE Euronext (Diversified Financial Svs.)		115,800	4,072,686
Aflac, Inc. (Insurance)		104,105	5,494,662
MetLife, Inc. (Insurance)		94,200	4,213,566
			60,157,069
HEALTH CARE - 13.1%
Celgene Corp. (Biotechnology)	(a)	23,300	1,340,449
Gilead Sciences, Inc. (Biotechnology)	(a)	131,800	5,593,592
Medtronic, Inc. (Health Care Equip. & Supplies)		63,000	2,479,050
Aetna, Inc. (Health Care Providers & Svs.)		130,809	4,896,181
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		104,500	4,723,400
Abbott Laboratories (Pharmaceuticals)		11,700	573,885
Johnson & Johnson (Pharmaceuticals)		45,700	2,707,725
Merck & Co., Inc. (Pharmaceuticals)		86,500	2,855,365
Pfizer, Inc. (Pharmaceuticals)		188,000	3,818,280
			28,987,927
INDUSTRIALS - 5.8%
United Continental Holdings, Inc. (Airlines)	(a)	169,700	3,901,403
General Electric Co. (Industrial Conglomerates)		344,800	6,913,240
Norfolk Southern Corp. (Road & Rail)		30,600	2,119,662
			12,934,305
INFORMATION TECHNOLOGY - 27.3%
Cisco Systems, Inc. (Communications Equip.)		274,800	4,712,820
QUALCOMM, Inc. (Communications Equip.)		102,400	5,614,592
Research In Motion Ltd. (Communications Equip.)	(a)	85,600	4,842,392
Apple, Inc. (Computers & Peripherals)	(a)	11,700	4,076,865
EMC Corp. (Computers & Peripherals)	(a)	175,300	4,654,215
Hewlett-Packard Co. (Computers & Peripherals)		140,500	5,756,285
eBay, Inc. (Internet Software & Svs.)	(a)	189,000	5,866,560
International Business Machines Corp. (IT Svs.)		38,800	6,327,116
Mastercard, Inc. Class A (IT Svs.)		10,750	2,705,990
Intel Corp. (Semiconductors & Equip.)		203,950	4,113,672
Texas Instruments, Inc. (Semiconductors & Equip.)		182,800	6,317,568
Microsoft Corp. (Software)		216,600	5,492,976
			60,481,051
UTILITIES - 3.8%
AES Corp. / The (Ind. Power Prod. & Energy Traders)	(a)	650,800	8,460,400
Total Common Stocks (Cost $183,733,352)			$219,923,117

Ohio National Fund, Inc.	Equity Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Repurchase Agreements - 1.9%		Face Amount	Amortized Cost
Goldman Sachs 0.060% 04/01/2011, Agreement date: 03/31/2011,		$4,244,751	$4,244,751
Repurchase price $4,244,758 Collateralized by: Fannie Mae
4.000%, Due 03/16/2021 with value of $4,335,137
Total Repurchase Agreements (Cost $4,244,751)			$4,244,751

Total Investments - 101.1% (Cost $187,978,103)	(b)		$224,167,868
Liabilities in Excess of Other Assets - (1.1)%			(2,452,106)
Net Assets - 100.0%			$221,715,762

Percentages are stated as a percent of net assets.
Abbreviations:
ADR:  American Depositary Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.  See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Money Market Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Commercial Paper - 63.4%		Rate	Maturity	Face Amount	Amortized Cost
CONSUMER STAPLES - 17.8%
Coca-Cola Co. / The (Beverages)	(a)	0.180%	05/04/2011	$3,000,000	$2,999,505
Coca-Cola Co. / The (Beverages)	(a)	0.180%	04/25/2011	3,000,000	2,999,640
Coca-Cola Co. / The (Beverages)	(a)	0.180%	05/17/2011	2,000,000	1,999,540
Coca-Cola Co. / The (Beverages)	(a)	0.190%	05/03/2011	5,000,000	4,999,156
Wal-Mart Stores, Inc. (Food & Staples Retailing)	(a)	0.160%	04/13/2011	10,000,000	9,999,467
Wal-Mart Stores, Inc. (Food & Staples Retailing)	(a)	0.140%	04/01/2011	3,000,000	3,000,000
Nestle Capital Corp. (Food Products)	(a)	0.100%	04/07/2011	10,000,000	9,999,833
Nestle Capital Corp. (Food Products)	(a)	0.060%	04/04/2011	3,000,000	2,999,985
Procter & Gamble Co. / The (Household Products)	(a)	0.180%	06/02/2011	9,000,000	8,997,210
Procter & Gamble Co. / The (Household Products)	(a)	0.240%	04/12/2011	3,025,000	3,024,778
					51,019,114
ENERGY - 3.5%
Chevron Corp. (Oil, Gas & Consumable Fuels)		0.080%	04/05/2011	10,000,000	9,999,911
FINANCIALS - 31.0%
American Honda Finance Corp. (Consumer Finance)		0.160%	04/06/2011	10,000,000	9,999,778
John Deere Capital Corp. (Consumer Finance)	(a)	0.180%	04/05/2011	10,000,000	9,999,800
Toyota Motor Credit Corp. (Consumer Finance)		0.100%	04/06/2011	10,000,000	9,999,861
American Express Credit Corp. (Consumer Finance)		0.160%	04/11/2011	10,000,000	9,999,555
General Electric Capital Corp. (Diversified Financial Services)		0.190%	04/13/2011	10,000,000	9,999,367
HSBC Finance Corp. (Diversified Financial Services)		0.120%	04/04/2011	5,000,000	4,999,950
General Electric Capital Corp. (Diversified Financial Services)		0.120%	04/11/2011	3,000,000	2,999,900
HSBC Finance Corp. (Diversified Financial Services)		0.100%	04/12/2011	8,000,000	7,999,756
Citigroup Funding Inc. (Diversified Financial Services)		0.220%	05/02/2011	10,000,000	9,998,105
Prudential Funding LLC (Insurance)		0.150%	04/01/2011	13,000,000	13,000,000
					88,996,072
HEALTH CARE - 6.6%
Abbott Laboratories (Pharmaceuticals)	(a)	0.150%	04/25/2011	6,000,000	5,999,400
Johnson & Johnson (Pharmaceuticals)	(a)	0.170%	05/11/2011	10,050,000	10,048,102
Johnson & Johnson (Pharmaceuticals)	(a)	0.130%	04/01/2011	3,000,000	3,000,000
					19,047,502
INFORMATION TECHNOLOGY - 4.5%
International Business Machines Corp. (Computers & Peripherals)	(a)	0.120%	04/01/2011	3,000,000	3,000,000
International Business Machines Corp. (Computers & Peripherals)	(a)	0.110%	04/08/2011	10,000,000	9,999,786
					12,999,786
Total Commercial Paper (Cost $182,062,385)					$182,062,385

Asset-Backed Securities - 1.2%		Rate	Maturity	Face Amount	Amortized Cost
FINANCIALS - 1.2%
Ally Auto Receivables Trust 2011-1, Class A1 (Consumer Finance)		0.315%	02/15/2012	$617,047	$617,047
BMW Vehicle Lease Trust 2010-1, Class A1 (Consumer Finance)		0.298%	10/17/2011	181,716	181,716
Ford Motor Auto Owner Trust 2011-A, Class A1 (Consumer Finance)	(a)	0.289%	02/15/2012	611,079	611,079
Honda Auto Receivables Owner Trust 2010-3, Class A1 (Consumer Finance)		0.310%	10/21/2011	394,805	394,805
Hyundai Auto Receivables Trust 2010-B, Class A1 (Consumer Finance)		0.371%	09/15/2011	74,838	74,838
Hyundai Auto Receivables Trust 2011-A, Class A1 (Consumer Finance)		0.318%	02/15/2012	724,318	724,318
Nissan Auto Lease Trust 2010-B, Class A1 (Consumer Finance)		0.317%	11/15/2011	530,492	530,492
Nissan Auto Receivables Owners Trust 2010-A, Class A1 (Consumer Finance)		0.356%	10/17/2011	340,799	340,799
Total Asset-Backed Securities (Cost $3,475,094)					$3,475,094

Money Market Funds - 14.0%				Shares	Value
Federated Prime Cash Obligations Fund - Institutional Class				13,500,000	$13,500,000
Fidelity Institutional Money Market Funds Money Market Portfolio - Class I				13,400,000	13,400,000
Fidelity Institutional Money Market Funds Prime Money Market Portfolio - Class I				13,500,000	13,500,000
Total Money Market Funds (Cost $40,400,000)					$40,400,000

U.S. Treasury Obligations - 3.5%		Rate	Maturity	Face Amount	Amortized Cost
U.S. Treasury Bill		0.055%	04/07/2011	$10,000,000	$9,999,908
Total U.S. Treasury Obligations (Cost $9,998,908)					$9,999,908

Repurchase Agreements - 4.9%		Rate	Maturity	Face Amount	Amortized Cost
U.S. Bank, Agreement date: 03/31/11, Repurchase price $14,000,000, Collateralized by: Freddie Mac 15 yr. Gold Giant Pool #G11440 (FGCI) 4.000%, Due 08/01/2018 with value of $3,454,255, FHLMC 1-Year Treasury, Hybrid WAC ARM PC Pool #782472 (FHARM) 2.500%, Due 10/01/2034 with a value of $9,006,967, and Fannie Mae Pool #255494 (FNCI) 4.500%, Due 11/01/2019 with a value of $1,818,446		0.010%	04/01/2011	$14,000,000	$14,000,000
Total Repurchase Agreements (Cost $14,000,000)					$14,000,000

Total Investments - 87.0% (Cost $249,937,387)	(b)				$249,937,387
Other Assets in Excess of Liabilities - 13.0%					37,274,097
Net Assets - 100.0%					$287,211,484

Percentages are stated as a percent of net assets.
Footnotes:

(a) Security exempt from registration under Section 4 (2) of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A.  At March 31, 2011, the value of these securities totaled $93,677,281 or 32.6% of the Portfolio's net assets.  These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(b) Represents cost for Federal income tax and financial reporting purposes. See also Note 2 regarding the use of amortized cost for valuation of instruments in this Portfolio.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Bond Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Corporate Bonds - 91.7%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 5.5%
Newell Rubbermaid, Inc. (Household Durables)		6.250%	04/15/2018	$500,000	$552,591
Comcast Corp. (Media)		5.875%	02/15/2018	750,000	827,977
News America, Inc. (Media)	(a)	4.500%	02/15/2021	1,250,000	1,227,074
Time Warner Cable, Inc. (Media)		5.850%	05/01/2017	1,000,000	1,095,105
Time Warner, Inc. (Media)		3.150%	07/15/2015	1,250,000	1,267,186
Viacom, Inc. (Media)		4.375%	09/15/2014	1,000,000	1,067,777
Macy's Retail Holdings, Inc. (Multiline Retail)		5.900%	12/01/2016	1,000,000	1,080,000
Home Depot, Inc. (Specialty Retail)		5.250%	12/16/2013	1,000,000	1,092,023
					8,209,733
CONSUMER STAPLES - 7.8%
Anheuser-Busch Cos., Inc. (Beverages)		5.500%	01/15/2018	750,000	824,304
CVS Caremark Corp. (Food & Staples Retailing)		5.750%	06/01/2017	1,000,000	1,102,927
Kroger Co. / The (Food & Staples Retailing)		6.400%	08/15/2017	1,500,000	1,728,136
Wal-Mart Stores, Inc. (Food & Staples Retailing)		1.500%	10/25/2015	1,250,000	1,197,177
Bunge NA Finance LP (Food Products)		5.900%	04/01/2017	1,500,000	1,594,110
Kraft Foods, Inc. (Food Products)		6.125%	02/01/2018	1,500,000	1,679,154
Mead Johnson Nutrition Co. (Food Products)		3.500%	11/01/2014	800,000	829,386
Sara Lee Corp. (Food Products)		2.750%	09/15/2015	1,250,000	1,238,997
Tyson Foods, Inc. (Food Products)	(b)	6.850%	04/01/2016	1,000,000	1,122,500
Procter & Gamble Co. / The (Household Products)		4.700%	02/15/2019	250,000	271,492
					11,588,183
ENERGY - 7.7%
Weatherford International Ltd. (Energy Equip. & Svs.)		6.000%	03/15/2018	1,500,000	1,625,203
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		5.950%	09/15/2016	1,000,000	1,088,655
Atlantic Richfield Co. (Oil, Gas & Consumable Fuels)		8.550%	03/01/2012	200,000	212,005
Buckeye Partners LP (Oil, Gas & Consumable Fuels)		4.875%	02/01/2021	1,000,000	995,268
Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)		5.700%	10/15/2019	1,000,000	1,111,949
Energy Transfer Partners LP (Oil, Gas & Consumable Fuels)		5.650%	08/01/2012	1,000,000	1,051,287
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		2.950%	06/01/2015	1,250,000	1,261,885
Magellan Midstream Partners LP (Oil, Gas & Consumable Fuels)		4.250%	02/01/2021	1,000,000	977,556
ONEOK Partners LP (Oil, Gas & Consumable Fuels)		3.250%	02/01/2016	1,000,000	996,168
Shell International Finance BV (Oil, Gas & Consumable Fuels)		4.375%	03/25/2020	1,250,000	1,292,755
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		6.875%	04/15/2012	750,000	793,028
					11,405,759
FINANCIALS - 30.0%
BlackRock, Inc. (Capital Markets)		2.250%	12/10/2012	500,000	509,631
Credit Suisse (Capital Markets)		3.500%	03/23/2015	1,250,000	1,277,677
Franklin Resources, Inc. (Capital Markets)		3.125%	05/20/2015	1,000,000	1,024,548
Goldman Sachs Group, Inc. / The (Capital Markets)		6.150%	04/01/2018	1,250,000	1,357,156
Janus Capital Group, Inc. (Capital Markets)	(b)	6.700%	06/15/2017	1,500,000	1,618,747
Jefferies Group, Inc. (Capital Markets)		5.875%	06/08/2014	1,500,000	1,618,354
Morgan Stanley (Capital Markets)		4.750%	04/01/2014	1,250,000	1,303,426
Northern Trust Corp. (Capital Markets)		3.450%	11/04/2020	1,000,000	950,811
State Street Corp. (Capital Markets)		4.375%	03/07/2021	1,250,000	1,244,985
TD Ameritrade Holding Corp. (Capital Markets)		4.150%	12/01/2014	1,000,000	1,041,893
BB&T Corp. (Commercial Banks)		5.200%	12/23/2015	1,000,000	1,075,155
Comerica Bank (Commercial Banks)		5.750%	11/21/2016	1,500,000	1,653,190
Deutsche Bank Capital Funding Trust VII (Commercial Banks)	(a)(c)	5.628%	Perpetual	1,500,000	1,368,750
Fifth Third Bancorp (Commercial Banks)		4.500%	06/01/2018	1,750,000	1,706,117
KeyCorp (Commercial Banks)		5.100%	03/24/2021	500,000	497,874
PNC Funding Corp. (Commercial Banks)		5.250%	11/15/2015	1,500,000	1,614,715
SunTrust Bank (Commercial Banks)		5.000%	09/01/2015	229,000	242,751
Wells Fargo & Co. (Commercial Banks)		5.625%	12/11/2017	750,000	820,312
Wells Fargo & Co. (Commercial Banks)		4.600%	04/01/2021	500,000	495,433
American Express Co. (Consumer Finance)		7.000%	03/19/2018	1,250,000	1,462,961
Capital One Bank U.S.A. NA (Consumer Finance)		5.125%	02/15/2014	750,000	817,188
Discover Financial Services (Consumer Finance)		6.450%	06/12/2017	750,000	809,526
Bank of America Corp. (Diversified Financial Svs.)		5.650%	05/01/2018	1,000,000	1,046,603
Citigroup, Inc. (Diversified Financial Svs.)		6.125%	05/15/2018	1,250,000	1,365,367
General Electric Capital Corp. (Diversified Financial Svs.)		5.625%	05/01/2018	1,000,000	1,082,704
JPMorgan Chase & Co. (Diversified Financial Svs.)		5.150%	10/01/2015	1,500,000	1,608,421
National Rural Utilities Cooperative Finance Corp. (Diversified Financial Svs.)		1.900%	11/01/2015	1,000,000	967,644
Assurant, Inc. (Insurance)		5.625%	02/15/2014	1,500,000	1,587,622
Axis Capital Holdings Ltd. (Insurance)		5.750%	12/01/2014	1,000,000	1,075,246
Berkshire Hathaway, Inc. (Insurance)		3.200%	02/11/2015	1,250,000	1,287,865
Hartford Financial Services Group, Inc. (Insurance)		5.375%	03/15/2017	1,500,000	1,555,909
Liberty Mutual Group, Inc. (Insurance)	(a)	5.750%	03/15/2014	1,000,000	1,050,472
Loews Corp. (Insurance)		5.250%	03/15/2016	750,000	812,821
Metropolitan Life Global Funding I (Insurance)	(a)	2.875%	09/17/2012	1,000,000	1,020,100
Prudential Financial, Inc. (Insurance)		6.100%	06/15/2017	1,500,000	1,652,586
StanCorp Financial Group, Inc. (Insurance)		6.875%	10/01/2012	500,000	532,562

Ohio National Fund, Inc.	Bond Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Corporate Bonds - 91.7%		Rate	Maturity	Face Amount	Value
Equity One, Inc. (Real Estate Investment Trusts)		6.250%	01/15/2017	1,250,000	1,308,488
HCP, Inc. (Real Estate Investment Trusts)		5.375%	02/01/2021	1,000,000	1,011,797
Mack-Cali Realty LP (Real Estate Investment Trusts)		4.600%	06/15/2013	1,000,000	1,049,748
					44,527,155
HEALTH CARE - 6.3%
Celgene Corp. (Biotechnology)		2.450%	10/15/2015	1,250,000	1,211,025
Baxter International, Inc. (Health Care Equip. & Supplies)		1.800%	03/15/2013	250,000	253,299
Becton Dickinson and Co. (Health Care Equip. & Supplies)		5.000%	05/15/2019	500,000	539,533
Covidien International Finance SA (Health Care Equip. & Supplies)		2.800%	06/15/2015	1,250,000	1,253,615
St. Jude Medical, Inc. (Health Care Equip. & Supplies)		2.200%	09/15/2013	1,000,000	1,016,989
AmerisourceBergen Corp. (Health Care Providers & Svs.)		4.875%	11/15/2019	500,000	519,574
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		6.000%	02/15/2018	1,500,000	1,670,732
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		3.250%	11/20/2014	300,000	312,126
Abbott Laboratories (Pharmaceuticals)		2.700%	05/27/2015	1,000,000	1,017,100
Merck & Co., Inc. (Pharmaceuticals)		5.000%	06/30/2019	1,000,000	1,086,523
Teva Pharmaceutical Finance II BV / Teva Pharmaceutical Finance III LLC (Pharmaceuticals)		3.000%	06/15/2015	500,000	505,384
					9,385,900
INDUSTRIALS - 8.4%
BAE SYSTEMS Holdings, Inc. (Aerospace & Defense)	(a)	6.375%	06/01/2019	750,000	843,695
Raytheon Co. (Aerospace & Defense)		4.400%	02/15/2020	1,250,000	1,269,475
Owens Corning (Building Products)		6.500%	12/01/2016	1,000,000	1,090,096
Waste Management, Inc. (Commercial Svs. & Supplies)		6.100%	03/15/2018	1,500,000	1,675,589
Emerson Electric Co. (Electrical Equip.)		4.250%	11/15/2020	1,250,000	1,270,193
Caterpillar, Inc. (Machinery)		5.700%	08/15/2016	1,000,000	1,140,080
Deere & Co. (Machinery)		4.375%	10/16/2019	1,250,000	1,304,253
CSX Corp. (Road & Rail)		5.600%	05/01/2017	1,500,000	1,657,115
Ryder System, Inc. (Road & Rail)		3.600%	03/01/2016	1,000,000	1,011,426
Union Pacific Corp. (Road & Rail)		4.000%	02/01/2021	1,250,000	1,230,483
					12,492,405
INFORMATION TECHNOLOGY - 2.2%
Cisco Systems, Inc. (Communications Equip.)		2.900%	11/17/2014	300,000	311,701
Computer Sciences Corp. (IT Svs.)		6.500%	03/15/2018	1,500,000	1,632,194
International Business Machines Corp. (IT Svs.)		2.100%	05/06/2013	1,250,000	1,276,096
					3,219,991
MATERIALS - 3.0%
Monsanto Co. (Chemicals)		7.375%	08/15/2012	1,000,000	1,084,576
Praxair, Inc. (Chemicals)		2.125%	06/14/2013	1,250,000	1,280,941
Rio Tinto Finance U.S.A Ltd. (Metals & Mining)		1.875%	11/02/2015	1,000,000	963,621
Teck Resources Ltd. (Metals & Mining)		7.000%	09/15/2012	1,000,000	1,068,746
					4,397,884
TELECOMMUNICATION SERVICES - 4.0%
AT&T Corp. (Diversified Telecom. Svs.)	(b)	7.300%	11/15/2011	500,000	520,783
Embarq Corp. (Diversified Telecom. Svs.)		6.738%	06/01/2013	1,000,000	1,085,494
Telecom Italia Capital SA (Diversified Telecom. Svs.)		5.250%	10/01/2015	750,000	777,068
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.600%	04/01/2021	1,250,000	1,247,120
America Movil SAB de CV (Wireless Telecom. Svs.)		5.750%	01/15/2015	1,000,000	1,105,581
Rogers Communications, Inc. (Wireless Telecom. Svs.)		5.500%	03/15/2014	1,000,000	1,098,499
					5,834,545
UTILITIES - 16.8%
Appalachian Power Co. (Electric Utilities)		5.550%	04/01/2011	1,000,000	1,000,000
Commonwealth Edison Co. (Electric Utilities)		5.950%	08/15/2016	1,500,000	1,685,477
Consumers Energy Co. (Electric Utilities)		6.000%	02/15/2014	1,000,000	1,111,078
Duke Energy Corp. (Electric Utilities)		3.350%	04/01/2015	1,250,000	1,277,864
Entergy Mississippi, Inc. (Electric Utilities)		5.920%	02/01/2016	1,000,000	994,140
Florida Power Corp. (Electric Utilities)		4.550%	04/01/2020	500,000	515,672
Ipalco Enterprises, Inc. (Electric Utilities)	(b)	8.625%	11/14/2011	1,000,000	1,037,500
Kansas City Power & Light Co. (Electric Utilities)		5.850%	06/15/2017	1,500,000	1,658,969
Metropolitan Edison Co. (Electric Utilities)		4.875%	04/01/2014	750,000	775,016
Pepco Holdings, Inc. (Electric Utilities)		2.700%	10/01/2015	750,000	738,878
Tenaska Georgia Partners LP (Electric Utilities)		9.500%	02/01/2030	483,118	549,693
Union Electric Co. (Electric Utilities)		6.400%	06/15/2017	1,500,000	1,703,964
Virginia Electric and Power Co. (Electric Utilities)		5.400%	01/15/2016	1,500,000	1,669,232
AGL Capital Corp. (Gas Utilities)		5.250%	08/15/2019	1,000,000	1,054,844
CenterPoint Energy Resources Corp. (Gas Utilities)		5.950%	01/15/2014	500,000	546,893
Southwest Gas Corp. (Gas Utilities)		7.625%	05/15/2012	1,000,000	1,062,818
Spectra Energy Capital LLC (Gas Utilities)		5.500%	03/01/2014	750,000	815,042
Energy Future Competitive Holdings Co. (Ind. Power Prod. & Energy Traders)		7.480%	01/01/2017	521,326	445,200
PSEG Power LLC (Ind. Power Prod. & Energy Traders)		5.000%	04/01/2014	750,000	799,523
TransAlta Corp. (Ind. Power Prod. & Energy Traders)		6.750%	07/15/2012	1,000,000	1,061,164
Alliant Energy Corp. (Multi-Utilities)		4.000%	10/15/2014	1,000,000	1,040,515
Avista Corp. (Multi-Utilities)		5.950%	06/01/2018	1,000,000	1,111,763
NextEra Energy Capital Holdings, Inc. (Multi-Utilities)		2.600%	09/01/2015	1,250,000	1,216,578
Xcel Energy, Inc. (Multi-Utilities)		4.700%	05/15/2020	1,000,000	1,031,447
					24,903,270
Total Corporate Bonds (Cost $128,527,936)					$135,964,825

Ohio National Fund, Inc.	Bond Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

U.S. Treasury Obligations - 4.1%		Rate	Maturity	Face Amount	Value
U.S. Treasury Note		2.375%	09/30/2014	$1,000,000	$1,028,985
U.S. Treasury Note		3.375%	11/15/2019	5,000,000	5,055,470
Total U.S. Treasury Obligations (Cost $6,142,527)					$6,084,455

Repurchase Agreements - 2.5%		Rate	Maturity	Face Amount	Amortized Cost
U.S. Bank, Agreement date: 03/31/2011, Repurchase price: $3,725,000, Collateralized by: FNMA Pool #255494 (FNCI) 4.500%, Due 11/01/2019 with value of $3,799,748.		0.010%	04/01/2011	$3,725,000	$3,725,000
Total Repurchase Agreements (Cost $3,725,000)					$3,725,000

Total Investments - 98.3% (Cost $138,395,463)	(d)				$145,774,280
Other Assets in Excess of Liabilities - 1.7%					2,570,203
Net Assets - 100.0%					$148,344,483

Percentages are stated as a percent of net assets.
Footnotes:
(a) Security exempt from registration under Regulation D of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A.  At March 31, 2011, the value of these securities totaled $5,510,091 or 3.7% of the Portfolio's net assets.  These securities were deemed liquid pursuant to procedures approved by the Board of Directors.
(b) This security is a credit sensitive bond.  The coupon rate is a variable rate subject to adjustment based on changes in either Moody's or S&P ratings.
(c) Fixed-to-floating rate, callable, perpetual life trust preferred security.  Interest rates stated are those in effect at March 31, 2011.
(d) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.  See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Omni Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Common Stocks - 74.0%		Shares	Value
CONSUMER DISCRETIONARY - 5.3%
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(a)	11,200	$462,112
Whirlpool Corp. (Household Durables)		4,300	367,048
Walt Disney Co. / The (Media)		12,200	525,698
Tiffany & Co. (Specialty Retail)		6,600	405,504
Coach, Inc. (Textiles, Apparel & Luxury Goods)		8,400	437,136
			2,197,498
CONSUMER STAPLES - 1.4%
H.J. Heinz Co. (Food Products)		12,100	590,722
ENERGY - 8.8%
Dresser-Rand Group, Inc. (Energy Equip. & Svs.)	(a)	4,700	252,014
Halliburton Co. (Energy Equip. & Svs.)		12,400	618,016
Chevron Corp. (Oil, Gas & Consumable Fuels)		6,100	655,323
ConocoPhillips (Oil, Gas & Consumable Fuels)		4,100	327,426
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		6,900	633,213
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		5,600	585,144
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)		13,600	609,824
			3,680,960
FINANCIALS - 16.4%
Bank of New York Mellon Corp. / The (Capital Markets)		19,600	585,452
Morgan Stanley (Capital Markets)		13,900	379,748
State Street Corp. (Capital Markets)		13,400	602,196
T. Rowe Price Group, Inc. (Capital Markets)		1,200	79,704
Huntington Bancshares, Inc. (Commercial Banks)		97,700	648,728
Wells Fargo & Co. (Commercial Banks)		21,900	694,230
Bank of America Corp. (Diversified Financial Svs.)		54,100	721,153
Citigroup, Inc. (Diversified Financial Svs.)	(a)	90,900	401,778
JPMorgan Chase & Co. (Diversified Financial Svs.)		17,400	802,140
Hartford Financial Services Group, Inc. (Insurance)		21,700	584,381
Lincoln National Corp. (Insurance)		20,000	600,800
MetLife, Inc. (Insurance)		16,900	755,937
			6,856,247
HEALTH CARE - 7.7%
Zimmer Holdings, Inc. (Health Care Equip. & Supplies)	(a)	6,200	375,286
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		8,800	507,936
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		14,900	673,480
Allergan, Inc. (Pharmaceuticals)		7,500	532,650
Medicis Pharmaceutical Corp. Class A (Pharmaceuticals)		15,500	496,620
Warner Chilcott PLC Class A (Pharmaceuticals)		26,300	612,264
			3,198,236
INDUSTRIALS - 11.7%
Honeywell International, Inc. (Aerospace & Defense)		6,000	358,260
Raytheon Co. (Aerospace & Defense)		12,200	620,614
United Technologies Corp. (Aerospace & Defense)		3,700	313,205
FedEx Corp. (Air Freight & Logistics)		7,100	664,205
United Parcel Service, Inc. Class B (Air Freight & Logistics)		7,500	557,400
Rockwell Automation, Inc. (Electrical Equip.)		6,500	615,225
3M Co. (Industrial Conglomerates)		6,600	617,100
General Electric Co. (Industrial Conglomerates)		35,300	707,765
Caterpillar, Inc. (Machinery)		3,700	411,995
			4,865,769
INFORMATION TECHNOLOGY - 15.9%
Cisco Systems, Inc. (Communications Equip.)		30,200	517,930
Apple, Inc. (Computers & Peripherals)	(a)	1,800	627,210
Hewlett-Packard Co. (Computers & Peripherals)		12,300	503,931
Google, Inc. Class A (Internet Software & Svs.)	(a)	1,000	586,210
International Business Machines Corp. (IT Svs.)		5,100	831,657
Applied Materials, Inc. (Semiconductors & Equip.)		35,800	559,196
Maxim Integrated Products, Inc. (Semiconductors & Equip.)		23,300	596,480
SunPower Corp. Class B (Semiconductors & Equip.)	(a)	35,000	583,450
Texas Instruments, Inc. (Semiconductors & Equip.)		15,500	535,680
Citrix Systems, Inc. (Software)	(a)	9,000	661,140
Oracle Corp. (Software)		18,700	624,019
			6,626,903
MATERIALS - 6.8%
Air Products & Chemicals, Inc. (Chemicals)		7,100	640,278
Celanese Corp. (Chemicals)		9,100	403,767
E.I. du Pont de Nemours & Co. (Chemicals)		11,700	643,149
Potash Corp of Saskatchewan, Inc. (Chemicals)		11,100	654,123
Rio Tinto PLC - ADR (Metals & Mining)		6,800	483,616
			2,824,933
Total Common Stocks (Cost $27,924,166)			$30,841,268

Ohio National Fund, Inc.	Omni Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Corporate Bonds - 20.3%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 1.2%
Daimler Finance North America LLC (Automobiles)		6.500%	11/15/2013	$100,000	$111,745
Comcast Corp. (Media)		5.875%	02/15/2018	150,000	165,595
Walt Disney Co. / The (Media)		6.200%	06/20/2014	100,000	112,872
Macy's Retail Holdings, Inc. (Multiline Retail)		5.900%	12/01/2016	100,000	108,000
					498,212
CONSUMER STAPLES - 2.3%
Anheuser-Busch Cos., Inc. (Beverages)		5.500%	01/15/2018	150,000	164,861
CVS Caremark Corp. (Food & Staples Retailing)		5.750%	06/01/2017	150,000	165,439
Kroger Co. / The (Food & Staples Retailing)		6.400%	08/15/2017	150,000	172,814
Bunge NA Finance LP (Food Products)		5.900%	04/01/2017	150,000	159,411
Kraft Foods, Inc. (Food Products)		6.500%	08/11/2017	150,000	171,279
Procter & Gamble Co. / The (Household Products)		4.700%	02/15/2019	100,000	108,597
					942,401
ENERGY - 2.0%
Weatherford International Ltd. (Energy Equip. & Svs.)		6.000%	03/15/2018	150,000	162,520
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		5.950%	09/15/2016	100,000	108,865
Boardwalk Pipelines LP (Oil, Gas & Consumable Fuels)		5.500%	02/01/2017	100,000	106,574
Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels)		5.000%	03/01/2015	150,000	160,746
Magellan Midstream Partners LP (Oil, Gas & Consumable Fuels)		6.400%	07/15/2018	150,000	169,402
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		4.750%	06/15/2013	100,000	106,214
					814,321
FINANCIALS - 5.7%
Goldman Sachs Group, Inc. / The (Capital Markets)		5.150%	01/15/2014	100,000	107,397
Jefferies Group, Inc. (Capital Markets)		5.875%	06/08/2014	150,000	161,835
Mellon Funding Corp. (Capital Markets)		5.500%	11/15/2018	100,000	109,869
Morgan Stanley (Capital Markets)		4.750%	04/01/2014	100,000	104,274
BB&T Corp. (Commercial Banks)		5.200%	12/23/2015	100,000	107,515
Deutsche Bank Capital Funding Trust VII (Commercial Banks)	(b)(d)	5.628%	Perpetual	100,000	91,250
KeyBank NA (Commercial Banks)		5.700%	11/01/2017	150,000	158,692
PNC Funding Corp. (Commercial Banks)		5.250%	11/15/2015	150,000	161,472
Capital One Bank U.S.A. NA (Consumer Finance)		5.125%	02/15/2014	100,000	108,958
Discover Financial Services (Consumer Finance)		6.450%	06/12/2017	150,000	161,905
Bank of America Corp. (Diversified Financial Svs.)		5.750%	08/15/2016	150,000	158,516
Citigroup, Inc. (Diversified Financial Svs.)		5.850%	08/02/2016	150,000	162,720
General Electric Capital Corp. (Diversified Financial Svs.)		5.000%	01/08/2016	100,000	107,786
JPMorgan Chase & Co. (Diversified Financial Svs.)		5.150%	10/01/2015	100,000	107,228
Assurant, Inc. (Insurance)		5.625%	02/15/2014	100,000	105,842
Liberty Mutual Group, Inc. (Insurance)	(b)	5.750%	03/15/2014	100,000	105,047
MetLife, Inc. (Insurance)		5.375%	12/15/2012	100,000	106,794
Duke Realty LP (Real Estate Investment Trusts)		4.625%	05/15/2013	100,000	104,667
HCP, Inc. (Real Estate Investment Trusts)		6.000%	01/30/2017	150,000	162,154
					2,393,921
HEALTH CARE - 1.6%
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		6.000%	02/15/2018	150,000	167,073
WellPoint, Inc. (Health Care Providers & Svs.)		5.875%	06/15/2017	150,000	168,471
Abbott Laboratories (Pharmaceuticals)		5.600%	11/30/2017	150,000	169,883
Hospira, Inc. (Pharmaceuticals)		6.050%	03/30/2017	150,000	166,440
					671,867
INDUSTRIALS - 1.6%
Owens Corning (Building Products)		6.500%	12/01/2016	150,000	163,514
Waste Management, Inc. (Commercial Svs. & Supplies)		6.100%	03/15/2018	150,000	167,559
CSX Corp. (Road & Rail)		5.600%	05/01/2017	150,000	165,711
ERAC USA Finance Co. (Road & Rail)	(b)	6.375%	10/15/2017	150,000	168,389
					665,173
INFORMATION TECHNOLOGY - 0.4%
Computer Sciences Corp. (IT Svs.)		6.500%	03/15/2018	150,000	163,219
TELECOMMUNICATION SERVICES - 1.8%
AT&T Corp. (Diversified Telecom. Svs.)	(c)	7.300%	11/15/2011	100,000	104,157
Embarq Corp. (Diversified Telecom. Svs.)		6.738%	06/01/2013	150,000	162,824
Telecom Italia Capital SA (Diversified Telecom. Svs.)		5.250%	10/01/2015	100,000	103,609
Verizon Florida LLC (Diversified Telecom. Svs.)		6.125%	01/15/2013	100,000	107,659
America Movil SAB de CV (Wireless Telecom. Svs.)		5.750%	01/15/2015	100,000	110,558
Rogers Communications, Inc. (Wireless Telecom. Svs.)		5.500%	03/15/2014	150,000	164,775
					753,582
UTILITIES - 3.7%
Commonwealth Edison Co. (Electric Utilities)		5.950%	08/15/2016	150,000	168,548
Consumers Energy Co. (Electric Utilities)		6.000%	02/15/2014	100,000	111,108
Kansas City Power & Light Co. (Electric Utilities)		5.850%	06/15/2017	150,000	165,897

Ohio National Fund, Inc.	Omni Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Corporate Bonds - 20.3%		Rate	Maturity	Face Amount	Value
Nevada Power Co. (Electric Utilities)		5.950%	03/15/2016	150,000	167,661
Pennsylvania Electric Co. (Electric Utilities)		6.050%	09/01/2017	150,000	161,890
Union Electric Co. (Electric Utilities)		6.400%	06/15/2017	150,000	170,396
Virginia Electric and Power Co. (Electric Utilities)		4.750%	03/01/2013	100,000	106,511
Spectra Energy Capital LLC (Gas Utilities)		5.500%	03/01/2014	100,000	108,672
PSEG Power LLC (Ind. Power Prod. & Energy Traders)		5.000%	04/01/2014	100,000	106,603
Southern Power Co. (Ind. Power Prod. & Energy Traders)		4.875%	07/15/2015	100,000	107,446
American Water Capital Corp. (Water Utilities)		6.085%	10/15/2017	150,000	168,611
					1,543,343
Total Corporate Bonds (Cost $7,733,649)					$8,446,039

U.S. Treasury Obligations - 0.7%		Rate	Maturity	Face Amount	Value
U.S. Treasury Note		3.375%	11/15/2019	$300,000	$303,328
Total U.S. Treasury Obligations (Cost $314,413)					$303,328

Money Market Funds - 4.7%				Shares	Value
Fidelity Institutional Money Market Funds				1,974,000	$1,974,000
Money Market Portfolio - Class I
Total Money Market Funds (Cost $1,974,000)					$1,974,000

Total Investments - 99.7% (Cost $37,946,228)	(e)				$41,564,635
Other Assets in Excess of Liabilities - 0.3%					127,899
Net Assets - 100.0%					$41,692,534

Percentages are stated as a percent of net assets.
Abbreviations:
ADR:  American Depositary Receipts
Footnotes:
(a)  Non-income producing security.
(b)  Security exempt from registration under Regulation D of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A.  At March 31, 2011, the value of these securities totaled $364,686 or 0.9% of the Portfolio's net assets.  These securities were deemed liquid pursuant to procedures approved by the Board of Directors.
(c)  This security is a credit sensitive bond.  The coupon rate is a variable rate subject to adjustment based on changes in either Moody's or S&P ratings.
(d)  Fixed-to-floating rate, callable, perpetual life trust preferred security.  Interest rates stated are those in effect at March 31, 2011.
(e)  Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.  See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	International Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Common Stocks - 99.7%		Shares	Value

Germany - 19.9%
Allianz SE	(b)	27,000	$3,780,690
Aurubis AG	(b)	8,200	436,531
BASF SE	(b)	47,400	4,091,330
Bayer AG	(b)	13,600	1,050,775
Commerzbank AG	(a)(b)	216,500	1,681,050
Continental AG	(a)(b)	14,200	1,276,172
Daimler AG	(a)(b)	38,400	2,705,758
Deutsche Bank AG	(b)	46,850	2,746,896
Deutsche Lufthansa AG	(a)(b)	25,600	542,086
Deutsche Telekom AG	(b)	61,200	946,663
Fresenius SE & Co. KGaA	(b)	17,200	1,587,012
GEA Group AG	(b)	20,006	658,124
Hannover Rueckversicherung AG	(c)	18,400	1,004,596
Hochtief AG	(b)	14,600	1,568,155
Lanxess AG	(b)	5,000	374,741
MAN SE	(b)	9,000	1,119,806
Metro AG	(b)	18,700	1,273,674
MTU Aero Engines Holding AG	(b)	19,000	1,287,184
Muenchener Rueckversicherungs AG	(b)	20,610	3,240,079
SAP AG	(b)	14,300	874,593
Siemens AG	(b)	49,634	6,789,358
Suedzucker AG	(b)	32,000	891,583
Vossloh AG	(b)	11,100	1,482,238
Wincor Nixdorf AG	(b)	18,000	1,455,406
			42,864,500
Japan - 14.1%
Ajinomoto Co., Inc.	(b)	48,000	499,409
Asahi Kasei Corp.	(b)	255,000	1,717,439
Astellas Pharma, Inc.	(b)	8,000	296,263
Cosmo Oil Co. Ltd.	(b)	153,000	474,698
Daicel Chemical Industries Ltd.	(b)	90,000	555,504
Daiichi Sankyo Co. Ltd.	(b)	89,600	1,729,838
Elpida Memory, Inc.	(a)(b)	45,000	578,703
Hamamatsu Photonics KK	(b)	29,000	1,149,511
Honda Motor Co. Ltd.	(b)	49,500	1,839,104
Kajima Corp.	(b)	100,000	279,585
Kaneka Corp.	(b)	201,000	1,403,241
Kao Corp.	(b)	20,000	499,042
Kose Corp.	(b)	21,000	522,895
Mitsubishi Chemical Holdings Corp.	(b)	117,000	736,985
Mitsubishi Electric Corp.	(b)	89,000	1,047,403
Mitsubishi Heavy Industries Ltd.	(b)	310,000	1,424,377
Mitsui Chemicals, Inc.	(b)	181,000	642,469
Murata Manufacturing Co. Ltd.	(b)	6,000	433,877
NEC Corp.	(a)(b)	261,000	567,049
Nippon Steel Corp.	(b)	440,000	1,407,595

Ohio National Fund, Inc.	International Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Common Stocks - 99.7%		Shares	Value
Nomura Holdings, Inc.	(b)	270,000	1,395,627
Rinnai Corp.	(b)	13,000	860,986
Sega Sammy Holdings, Inc.	(b)	28,000	485,580
Showa Shell Sekiyu KK	(b)	60,000	625,841
SMC Corp. / Japan	(b)	4,900	806,505
Sumitomo Corp.	(b)	50,000	714,561
Sumitomo Electric Industries Ltd.	(b)	179,000	2,478,996
Suzuki Motor Corp.	(b)	62,000	1,385,739
Takeda Pharmaceutical Co. Ltd.	(b)	13,700	639,182
Tokuyama Corp.	(b)	212,000	1,131,962
Toshiba Corp.	(b)	209,451	1,024,131
Ube Industries Ltd. / Japan	(b)	340,000	1,082,431
			30,436,528
South Korea - 13.3%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	(b)	41,900	1,299,380
Dongkuk Steel Mill Co. Ltd.	(b)	24,500	880,730
Hana Financial Group, Inc.	(b)	30,700	1,325,694
Hanwha Chem Corp.	(b)	35,500	1,399,764
Hyundai Heavy Industries Co. Ltd.	(b)	4,000	1,886,277
Hyundai Motor Co.	(b)	14,700	2,716,767
Hyundai Steel Co.	(b)	5,800	739,346
KB Financial Group, Inc.	(b)	17,400	910,200
Kia Motors Corp.	(b)	39,400	2,476,009
KT Corp. - ADR	(a)	19,900	388,647
LG Chem Ltd.	(b)	2,400	1,004,186
LG Electronics, Inc.	(b)	8,600	822,345
Mando Corp.	(b)	3,100	489,711
POSCO - ADR		8,900	1,017,181
Samsung Electronics Co. Ltd.	(b)	6,250	5,299,781
Samsung Engineering Co. Ltd.	(b)	7,000	1,332,939
Samsung Heavy Industries Co. Ltd.	(b)	30,300	1,100,690
Samsung SDI Co. Ltd.	(b)	6,800	1,040,099
SK Innovation Co. Ltd.	(b)	7,200	1,383,975
Woongjin Coway Co. Ltd.	(b)	32,573	1,124,018
			28,637,739
Denmark - 11.9%
AP Moller - Maersk A/S	(b)	224	2,102,243
Carlsberg A/S	(b)	18,150	1,951,734
Christian Hansen Holding A/S	(b)	70,000	1,587,568
Danisco A/S	(b)	38,300	4,828,047
Danske Bank A/S	(a)(b)	159,033	3,515,420
DSV A/S	(b)	102,025	2,512,273
GN Store Nord A/S	(b)	67,500	632,188
H Lundbeck A/S	(b)	81,700	1,890,358
Novo Nordisk A/S	(b)	36,925	4,637,137
Royal Unibrew A/S	(a)(b)	17,500	1,206,014
Sydbank A/S	(b)	30,400	765,843
			25,628,825
Mexico - 10.3%
Alfa SAB de CV	(a)	115,500	1,495,209
America Movil SAB de CV - ADR		99,500	5,780,950
Fomento Economico Mexicano SAB de CV - ADR		45,400	2,664,980

Ohio National Fund, Inc.	International Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Common Stocks - 99.7%		Shares	Value
Grupo Aeroportuario del Sureste SAB de CV - ADR		7,500	440,775
Grupo Financiero Banorte SAB de CV		407,000	1,916,188
Grupo Financiero Inbursa SA		162,500	748,259
Grupo Mexico SAB de CV		561,000	2,103,553
Grupo Modelo SAB de CV		126,883	762,720
Grupo Televisa SA - ADR	(a)	76,700	1,881,451
Industrias Penoles SAB de CV		38,400	1,412,585
Mexichem SAB de CV		128,000	481,031
Wal-Mart de Mexico SAB de CV		805,400	2,417,327
			22,105,028
Taiwan - 9.2%
Cathay Financial Holding Co. Ltd.	(b)	1,248,500	2,058,920
China Steel Corp.	(b)	500,000	597,689
Chinatrust Financial Holding Co. Ltd.	(b)	1,038,400	881,461
Chunghwa Telecom Co. Ltd.	(b)	168,000	523,929
CMC Magnetics Corp.	(a)(b)	2,650,000	641,113
Coretronic Corp.	(b)	420,000	678,043
Far Eastern New Century Corp.	(b)	275,540	425,684
Formosa Chemicals & Fibre Corp.	(b)	354,000	1,342,278
Formosa Petrochemical Corp.	(b)	334,000	1,095,294
Formosa Plastics Corp.	(b)	257,000	903,631
Gigabyte Technology Co. Ltd.	(b)	345,000	333,083
Inventec Co. Ltd.	(b)	1,381,550	704,025
Mega Financial Holding Co. Ltd.	(b)	356,000	280,126
Micro-Star International Co. Ltd.	(b)	1,050,000	535,442
Nan Ya Plastics Corp.	(b)	474,000	1,395,225
Pou Chen Corp.	(b)	1,281,200	1,182,287
Siliconware Precision Industries Co.	(b)	909,000	1,121,747
Taiwan Semiconductor Manufacturing Co. Ltd.	(b)	925,001	2,216,546
United Microelectronics Corp.	(b)	3,885,000	2,015,440
Wan Hai Lines Ltd.	(a)(b)	1,070,000	749,112
			19,681,075
Norway - 8.4%
Aker Solutions ASA	(b)	47,000	1,080,443
DnB NOR ASA	(b)	187,444	2,874,037
Fred Olsen Energy ASA	(b)	50,200	2,207,851
Statoil ASA	(b)	171,000	4,735,994
Telenor ASA	(b)	163,700	2,694,206
TGS Nopec Geophysical Co. ASA	(b)	40,400	1,082,871
Yara International ASA	(b)	67,600	3,424,332
			18,099,734
Indonesia - 4.8%
Adaro Energy Tbk PT	(b)	2,400,000	604,836
Aneka Tambang Tbk PT	(b)	1,800,000	474,361
Astra International Tbk PT	(b)	216,000	1,412,715
Bank Central Asia Tbk PT	(b)	880,000	701,258
Bank Mandiri Tbk PT	(b)	1,110,000	866,385
Bank Negara Indonesia Persero Tbk PT	(b)	903,500	412,114
Bank Rakyat Indonesia Persero Tbk PT	(b)	640,000	422,061
Indofood Sukses Makmur Tbk PT	(b)	1,690,000	1,047,271
International Nickel Indonesia Tbk PT	(b)	1,640,000	897,393
Perusahaan Gas Negara PT	(b)	1,390,000	621,835

Ohio National Fund, Inc.	International Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Common Stocks - 99.7%		Shares	Value
Tambang Batubara Bukit Asam Tbk PT	(b)	305,000	734,673
Telekomunikasi Indonesia Tbk PT - ADR		17,200	577,576
Unilever Indonesia Tbk PT	(b)	425,000	746,204
United Tractors Tbk PT	(b)	301,050	749,409
			10,268,091
Austria - 3.0%
Erste Group Bank AG	(b)	95,543	4,824,806
Raiffeisen Bank International AG	(b)	30,800	1,711,312
			6,536,118
Bermuda - 1.8%
Frontline Ltd. / Bermuda	(b)	64,100	1,593,807
Seadrill Ltd.	(b)	62,100	2,245,167
			3,838,974
Luxembourg - 1.4%
Subsea 7 SA	(b)	116,630	2,943,750
Sweden - 1.1%
Nordea Bank AB	(b)	212,000	2,319,410
Cyprus - 0.5%
Songa Offshore SE	(a)(b)	180,000	1,163,029
Total Common Stocks (Cost $160,735,586)			$214,522,801

Money Market Funds - 0.0%		Shares	Value
State Street Institutional Liquid Reserves Fund
Institutional Class 2		8,354	$8,354
Total Money Market Funds (Cost $8,354)			$8,354

Total Investments - 99.7% (Cost $160,743,940)	(d)		$214,531,155
Other Assets in Excess of Liabilities - 0.3%			640,753
Net Assets - 100.0%			$215,171,908

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depositary Receipts
Footnotes:
(a) Non-Income producing security.
(b) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price.  These fair value estimates are determined by an independent national fair valuation service that has been approved by the Board.  These securities represent $189,429,773 or 88.0% of the Portfolio's net assets.
(c) As discussed in Note 2 of the Notes to Schedules of Investments, not all investments that are traded on a foreign exchange are valued at an estimate that is different from the local close price.  In some instances, the independent fair valuation service uses a stock's local close price because the service's measure of predictability related to their valuation model of a stock is below a chosen threshold.  These securities represent $1,004,596 or 0.5% of the Portfolio's net assets.
Other Portfolio securities are not subjected to fair valuation procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time. Exchange traded funds and rights are also not evaluated by the fair valuation service.
(d) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.  See also Note 4 of the Notes to Schedules of Investments.

Ohio National Fund, Inc.	International Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Sector Classifications: (Percent of net assets)
Financials	18.8%
Industrials	15.9%
Materials	15.4%
Energy	10.2%
Consumer Discretionary	9.6%
Information Technology	9.6%
Consumer Staples	9.0%
Health Care	5.8%
Telecommunication Services	5.1%
Utilities	0.3%
99.7%

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Capital Appreciation Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Common Stocks - 97.7%		Shares	Value
CONSUMER DISCRETIONARY - 19.4%
Lear Corp. (Auto Components)		44,990	$2,198,661
International Game Technology (Hotels, Restaurants & Leisure)		124,680	2,023,556
Pinnacle Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	226,483	3,084,698
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		24,104	1,238,463
Ryland Group, Inc. (Household Durables)		96,296	1,531,106
Expedia, Inc. (Internet & Catalog Retail)		53,793	1,218,949
Comcast Corp. Class A (Media)		123,409	2,865,557
Liberty Global, Inc. Series C (Media)	(a)	32,143	1,285,399
News Corp. Class A (Media)		118,784	2,085,847
Viacom, Inc. Class B (Media)		59,326	2,759,845
Vivendi SA (Media)	(b)	69,409	1,980,048
Warner Music Group Corp. (Media)	(a)	212,500	1,438,625
GameStop Corp. Class A (Specialty Retail)	(a)	101,457	2,284,812
			25,995,566
CONSUMER STAPLES - 6.9%
Wal-Mart Stores, Inc. (Food & Staples Retailing)		49,033	2,552,168
Bunge Ltd. (Food Products)		28,965	2,095,038
ConAgra Foods, Inc. (Food Products)		58,514	1,389,707
Kraft Foods, Inc. Class A (Food Products)		66,756	2,093,468
Tyson Foods, Inc. Class A (Food Products)		57,137	1,096,459
			9,226,840
ENERGY - 12.1%
Cameron International Corp. (Energy Equip. & Svs.)	(a)	35,720	2,039,612
Schlumberger Ltd. (Energy Equip. & Svs.)		37,639	3,510,213
Arch Coal, Inc. (Oil, Gas & Consumable Fuels)		58,456	2,106,754
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)		42,614	2,257,264
Consol Energy, Inc. (Oil, Gas & Consumable Fuels)		49,783	2,669,862
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		17,852	1,865,355
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)	(a)	43,172	1,855,101
			16,304,161
FINANCIALS - 17.3%
Charles Schwab Corp. / The (Capital Markets)		129,685	2,338,221
Goldman Sachs Group, Inc. / The (Capital Markets)		16,320	2,586,230
Lazard Ltd. Class A (Capital Markets)		34,845	1,448,855
Wells Fargo & Co. (Commercial Banks)		64,411	2,041,829
JPMorgan Chase & Co. (Diversified Financial Svs.)		57,833	2,666,101
Moody's Corp. (Diversified Financial Svs.)		83,394	2,827,891
Marsh & McLennan Cos., Inc. (Insurance)		76,593	2,283,237
MetLife, Inc. (Insurance)		45,720	2,045,056
Symetra Financial Corp. (Insurance)		116,623	1,586,073
Travelers Cos., Inc. / The (Insurance)		29,093	1,730,452
Validus Holdings Ltd. (Insurance)		49,538	1,651,102
			23,205,047
HEALTH CARE - 13.2%
Amgen, Inc. (Biotechnology)	(a)	35,367	1,890,366
Gilead Sciences, Inc. (Biotechnology)	(a)	52,440	2,225,554
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	85,622	1,900,808
HCA Holdings, Inc. (Health Care Providers & Svs.)	(a)	44,726	1,514,870
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		33,155	1,913,707
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)	(a)	23,540	1,307,647
Impax Laboratories, Inc. (Pharmaceuticals)	(a)	55,460	1,411,457
Pfizer, Inc. (Pharmaceuticals)		174,791	3,550,005
Watson Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	35,028	1,961,918
			17,676,332
INDUSTRIALS - 12.1%
Boeing Co. / The (Aerospace & Defense)		29,261	2,163,266
ITT Corp. (Aerospace & Defense)		30,302	1,819,635
Teledyne Technologies, Inc. (Aerospace & Defense)	(a)	23,529	1,216,685
JetBlue Airways Corp. (Airlines)	(a)	237,013	1,486,072
Republic Services, Inc. (Commercial Svs. & Supplies)		44,479	1,336,149
Dover Corp. (Machinery)		29,034	1,908,695
Ingersoll-Rand PLC (Machinery)		40,681	1,965,299
CSX Corp. (Road & Rail)		28,977	2,277,592
RSC Holdings, Inc. (Trading Companies & Distributors)	(a)	140,612	2,022,001
			16,195,394

Ohio National Fund, Inc.	Capital Appreciation Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Common Stocks - 97.7%		Shares	Value
INFORMATION TECHNOLOGY - 12.9%
Motorola Mobility Holdings, Inc. (Communications Equip.)	(a)	59,370	1,448,628
Dell, Inc. (Computers & Peripherals)	(a)	160,672	2,331,351
EMC Corp. (Computers & Peripherals)	(a)	60,144	1,596,823
Flextronics International Ltd. (Electronic Equip., Instr. & Comp.)	(a)	118,504	885,225
IAC/InterActiveCorp (Internet Software & Svs.)	(a)	50,657	1,564,795
Mastercard, Inc. Class A (IT Svs.)		6,470	1,628,628
SAIC, Inc. (IT Svs.)	(a)	81,756	1,383,312
Intel Corp. (Semiconductors & Equip.)		94,057	1,897,130
Marvell Technology Group Ltd. (Semiconductors & Equip.)	(a)	81,745	1,271,135
Xilinx, Inc. (Semiconductors & Equip.)		57,320	1,880,096
Symantec Corp. (Software)	(a)	78,723	1,459,524
			17,346,647
MATERIALS - 3.8%
Monsanto Co. (Chemicals)		23,139	1,672,024
Goldcorp, Inc. (Metals & Mining)		48,656	2,423,069
Randgold Resources Ltd. - ADR (Metals & Mining)	(a)	13,360	1,089,374
			5,184,467
Total Common Stocks (Cost $111,202,790)			$131,134,454

Money Market Funds - 3.3%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		4,443,000	$4,443,000
Total Money Market Funds (Cost $4,443,000)			$4,443,000

Total Investments - 101.0% (Cost $115,645,790)	(c)		$135,577,454
Liabilities in Excess of Other Assets - (1.0)%			(1,351,265)
Net Assets - 100.0%			$134,226,189

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depositary Receipts
Footnotes:
(a) Non-income producing security.
(b) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price.  These fair value estimates are determined by an independent national fair valuation service that has been approved by the Board.  These securities represent $1,980,048 or 1.5% of the Portfolio's net assets.  Other Portfolio securities are not subjected to fair valuation procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.
(c) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.  See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Millennium Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Common Stocks - 97.7%		Shares	Value
CONSUMER DISCRETIONARY - 17.7%
Steiner Leisure Ltd. (Diversified Consumer Svs.)	(a)	16,500	$763,290
Gaylord Entertainment Co. (Hotels, Restaurants & Leisure)	(a)	18,800	651,984
Orient-Express Hotels Ltd. Class A (Hotels, Restaurants & Leisure)	(a)	45,700	565,309
Panera Bread Co. Class A (Hotels, Restaurants & Leisure)	(a)	4,300	546,100
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		26,900	457,031
Shutterfly, Inc. (Internet & Catalog Retail)	(a)	10,600	555,016
ReachLocal, Inc. (Media)	(a)	37,300	746,000
Sinclair Broadcast Group, Inc. Class A (Media)		60,800	762,432
Hibbett Sports, Inc. (Specialty Retail)	(a)	24,100	863,021
Tractor Supply Co. (Specialty Retail)		13,700	820,082
Vitamin Shoppe, Inc. (Specialty Retail)	(a)	13,400	453,322
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	5,800	499,670
Warnaco Group, Inc. / The (Textiles, Apparel & Luxury Goods)	(a)	7,200	411,768
			8,095,025
CONSUMER STAPLES - 4.1%
Fresh Market, Inc. / The (Food & Staples Retailing)	(a)	11,400	430,236
Pricesmart, Inc. (Food & Staples Retailing)		15,900	582,576
Diamond Foods, Inc. (Food Products)		9,400	524,520
TreeHouse Foods, Inc. (Food Products)	(a)	6,300	358,281
			1,895,613
ENERGY - 7.0%
Superior Energy Services, Inc. (Energy Equip. & Svs.)	(a)	19,500	799,500
Brigham Exploration Co. (Oil, Gas & Consumable Fuels)	(a)	13,400	498,212
Clayton Williams Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	4,400	465,080
Magnum Hunter Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	77,500	664,175
Rosetta Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	16,600	789,164
			3,216,131
FINANCIALS - 5.1%
HFF, Inc. Class A (Capital Markets)	(a)	38,200	574,528
Texas Capital Bancshares, Inc. (Commercial Banks)	(a)	18,900	491,211
First Cash Financial Services, Inc. (Consumer Finance)	(a)	15,400	594,440
Portfolio Recovery Associates, Inc. (Diversified Financial Svs.)	(a)	8,100	689,553
			2,349,732
HEALTH CARE - 16.6%
Alexion Pharmaceuticals, Inc. (Biotechnology)	(a)	4,900	483,532
Cyberonics, Inc. (Health Care Equip. & Supplies)	(a)	18,500	588,485
Neogen Corp. (Health Care Equip. & Supplies)	(a)	12,700	525,526
Sirona Dental Systems, Inc. (Health Care Equip. & Supplies)	(a)	9,400	471,504
Volcano Corp. (Health Care Equip. & Supplies)	(a)	22,600	578,560
Zoll Medical Corp. (Health Care Equip. & Supplies)	(a)	18,400	824,504
Air Methods Corp. (Health Care Providers & Svs.)	(a)	11,500	773,375
HMS Holdings Corp. (Health Care Providers & Svs.)	(a)	10,100	826,685
IPC The Hospitalist Co., Inc. (Health Care Providers & Svs.)	(a)	20,900	949,069
U.S. Physical Therapy, Inc. (Health Care Providers & Svs.)		10,000	223,400
SXC Health Solutions Corp. (Health Care Technology)	(a)	18,100	991,880
Medicis Pharmaceutical Corp. Class A (Pharmaceuticals)		11,700	374,868
			7,611,388
INDUSTRIALS - 14.9%
Aerovironment, Inc. (Aerospace & Defense)	(a)	19,000	664,430
HEICO Corp. (Aerospace & Defense)		20,005	1,250,713
HUB Group, Inc. Class A (Air Freight & Logistics)	(a)	17,600	636,944
Team, Inc. (Commercial Svs. & Supplies)	(a)	23,100	606,606
Polypore International, Inc. (Electrical Equip.)	(a)	13,300	765,814
Actuant Corp. Class A (Machinery)		16,100	466,900
Kelly Services, Inc. Class A (Professional Svs.)	(a)	24,400	529,724
SFN Group, Inc. (Professional Svs.)	(a)	41,000	577,690
Old Dominion Freight Line, Inc. (Road & Rail)	(a)	24,100	845,669
MSC Industrial Direct Co. Class A (Trading Companies & Distributors)		6,900	472,443
			6,816,933

Ohio National Fund, Inc.	Millennium Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Common Stocks - 97.7%		Shares	Value
INFORMATION TECHNOLOGY - 28.7%
Acme Packet, Inc. (Communications Equip.)	(a)	5,200	368,992
Aruba Networks, Inc. (Communications Equip.)	(a)	21,800	737,712
Harmonic, Inc. (Communications Equip.)	(a)	53,500	501,830
RADWARE Ltd. (Communications Equip.)	(a)	15,200	538,688
Riverbed Technology, Inc. (Communications Equip.)	(a)	13,000	489,450
DTS, Inc. (Electronic Equip., Instr. & Comp.)	(a)	9,000	419,670
IntraLinks Holdings, Inc. (Internet Software & Svs.)	(a)	14,500	387,730
Keynote Systems, Inc. (Internet Software & Svs.)		35,100	651,105
LivePerson, Inc. (Internet Software & Svs.)	(a)	45,000	568,800
Rackspace Hosting, Inc. (Internet Software & Svs.)	(a)	15,300	655,605
SAVVIS, Inc. (Internet Software & Svs.)	(a)	20,600	764,054
Web.com Group, Inc. (Internet Software & Svs.)	(a)	31,200	455,208
VeriFone Systems, Inc. (IT Svs.)	(a)	10,600	582,470
Cavium Networks, Inc. (Semiconductors & Equip.)	(a)	18,100	813,233
Diodes, Inc. (Semiconductors & Equip.)	(a)	17,300	589,238
Hittite Microwave Corp. (Semiconductors & Equip.)	(a)	8,900	567,553
Fortinet, Inc. (Software)	(a)	10,600	466,400
Kenexa Corp. (Software)	(a)	17,200	474,548
SS&C Technologies Holdings, Inc. (Software)	(a)	21,900	447,198
Taleo Corp. Class A (Software)	(a)	17,100	609,615
TIBCO Software, Inc. (Software)	(a)	25,800	703,050
Ultimate Software Group, Inc. (Software)	(a)	23,200	1,363,000
			13,155,149
MATERIALS - 3.6%
Ferro Corp. (Chemicals)	(a)	27,400	454,566
Globe Specialty Metals, Inc. (Metals & Mining)		28,300	644,108
Worthington Industries, Inc. (Metals & Mining)		25,100	525,092
			1,623,766
Total Common Stocks (Cost $34,736,811)			$44,763,737

Money Market Funds - 2.5%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		1,131,000	$1,131,000
Total Money Market Funds (Cost $1,131,000)			$1,131,000

Total Investments - 100.2% (Cost $35,867,811)	(b)		$45,894,737
Liabilities in Excess of Other Assets - (0.2)%			(70,012)
Net Assets - 100.0%			$45,824,725

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depositary Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.  See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	International Small-Mid Company Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Common Stocks - 95.6%		Shares	Value

United Kingdom - 18.4%
Aggreko PLC	(b)	37,003	$934,536
AMEC PLC	(b)	77,469	1,481,617
ASOS PLC	(a)(b)	48,015	1,316,127
Autonomy Corp. PLC	(a)(b)	12,899	328,698
Carphone Warehouse Group PLC	(a)(c)	36,100	210,798
Cookson Group PLC	(a)(b)	97,534	1,076,854
Croda International PLC	(b)	33,542	903,176
Dialog Semiconductor PLC	(a)(b)	37,300	768,946
Domino's Pizza U.K. & IRL PLC	(b)	63,000	432,820
Intercontinental Hotels Group PLC	(b)	40,099	821,740
John Wood Group PLC	(b)	116,643	1,194,128
Johnson Matthey PLC	(b)	20,934	624,102
Micro Focus International PLC	(b)	77,000	390,340
Rightmove PLC	(b)	62,262	949,394
Rolls-Royce Group PLC	(a)(b)	31,032	307,700
Soco International PLC	(a)(b)	70,000	430,889
Telecity Group PLC	(a)(b)	77,000	627,778
Travis Perkins PLC	(b)	36,000	586,589
Weir Group PLC / The	(b)	30,250	839,284
			14,225,516
Germany - 10.6%
Adidas AG	(b)	4,126	259,409
Aixtron SE NA	(b)	29,200	1,280,199
GEA Group AG	(b)	32,599	1,072,387
Gildemeister AG	(b)	23,553	531,651
HeidelbergCement AG	(b)	9,000	625,838
Hochtief AG	(b)	11,319	1,215,750
Lanxess AG	(b)	16,697	1,251,409
Leoni AG	(a)(b)	35,635	1,517,950
Rheinmetall AG	(b)	5,919	489,702
			8,244,295
France - 9.0%
Accor SA	(b)	13,100	588,699
Arkema SA	(b)	9,534	866,788
Bureau Veritas SA	(b)	6,300	494,974
Faurecia	(a)(b)	30,455	1,110,538
JCDecaux SA	(a)(b)	22,113	741,608
Publicis Groupe SA	(b)	13,987	783,876
Rhodia SA	(b)	21,500	629,679
Societe Television Francaise 1	(b)	46,116	845,269
Technip SA	(b)	8,900	948,899
			7,010,330
Canada - 8.0%
Agrium, Inc.		9,500	877,292
Consolidated Thompson Iron Mines Ltd.	(a)	48,200	852,138
First Quantum Minerals Ltd.		6,000	776,194
National Bank of Canada		9,600	780,179
Pacific Rubiales Energy Corp.		12,800	355,152
SNC-Lavalin Group, Inc.		25,818	1,471,053
Thompson Creek Metals Co., Inc.	(a)	84,100	1,054,614
			6,166,622
Netherlands - 5.6%
ASML Holding NV	(a)(b)	24,823	1,103,842

Ohio National Fund, Inc.	International Small-Mid Company Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Common Stocks - 95.6%		Shares	Value
Fugro NV	(b)	12,570	1,108,556
Imtech NV	(b)	31,226	1,159,381
Koninklijke DSM NV	(b)	15,587	958,348
			4,330,127
Singapore - 5.1%
City Developments Ltd.	(b)	59,000	539,050
Keppel Corp. Ltd.	(b)	119,000	1,160,876
Keppel Land Ltd.	(b)	245,700	874,475
SembCorp Marine Ltd.	(b)	297,000	1,376,885
			3,951,286
Japan - 4.7%
Fuji Heavy Industries Ltd.	(b)	43,000	277,836
Hitachi Construction Machinery Co. Ltd.	(b)	30,400	761,042
JSR Corp.	(b)	31,600	633,738
Nabtesco Corp.	(b)	20,000	500,922
THK Co. Ltd.	(b)	28,700	719,134
Tokyo Electron Ltd.	(b)	8,200	452,094
Ube Industries Ltd. / Japan	(b)	96,000	305,627
			3,650,393
Switzerland - 3.0%
Adecco SA	(b)	23,071	1,514,510
Clariant AG	(a)(b)	46,304	834,194
			2,348,704
Ireland - 2.9%
Ingersoll-Rand PLC		19,800	956,538
Kenmare Resources PLC	(a)(b)	750,000	534,252
Warner Chilcott PLC		32,900	765,912
			2,256,702
Spain - 2.7%
Obrascon Huarte Lain SA	(b)	18,909	682,413
Tecnicas Reunidas SA	(b)	16,166	971,692
Viscofan SA	(b)	11,575	459,298
			2,113,403
Norway - 2.5%
DNO International ASA	(a)(b)	250,000	408,048
Fred Olsen Energy ASA	(b)	14,300	628,930
Opera Software ASA	(b)	60,000	318,782
Yara International ASA	(b)	11,862	600,879
			1,956,639
Sweden - 2.3%
Assa Abloy AB	(b)	45,600	1,310,408
Getinge AB	(b)	20,613	508,169
			1,818,577
Cayman Islands - 2.3%
Boer Power Holdings Ltd.	(a)(b)	387,000	412,670
Herbalife Ltd.		11,600	943,776
Sands China Ltd.	(a)(b)	183,200	408,217
			1,764,663
Jersey - 2.2%
United Business Media Ltd.	(b)	88,081	844,923
Wolseley PLC	(a)(b)	26,400	888,728
			1,733,651
Thailand - 2.1%
Bangkok Bank PCL	(b)	91,600	520,799
Bank of Ayudhya PCL	(b)	486,100	398,638
Banpu PCL	(b)	27,400	695,446
			1,614,883
Austria - 1.9%
Andritz AG	(b)	15,861	1,479,530

Ohio National Fund, Inc.	International Small-Mid Company Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Common Stocks - 95.6%		Shares	Value
Hong Kong - 1.9%
Dah Sing Financial Holdings Ltd.	(b)	123,300	763,382
Techtronic Industries Co.	(b)	488,000	677,509
			1,440,891
Israel - 1.6%
NICE Systems Ltd. - ADR	(a)	33,000	1,219,020
Italy - 1.5%
Yoox SpA	(a)(b)	83,100	1,153,527
Bermuda - 1.4%
Invesco Ltd.		41,537	1,061,686
South Korea - 1.2%
Kia Motors Corp.	(b)	14,360	902,424
Indonesia - 1.0%
Indofood CBP Sukses Makmur TBK PT	(a)(b)	680,000	413,906
United Tractors Tbk PT	(b)	155,000	385,844
			799,750
Australia - 1.0%
Boart Longyear Ltd.	(b)	163,000	789,225
Chile - 0.9%
Sociedad Quimica y Minera de Chile SA - ADR Series B		12,400	685,224
Denmark - 0.8%
Christian Hansen Holding A/S	(b)	27,340	620,058
Mexico - 0.7%
Mexichem SAB de CV		138,156	519,198
Guernsey - 0.3%
Amdocs Ltd.	(a)	8,300	239,455
Total Common Stocks (Cost $50,796,348)			$74,095,779

Preferred Stock - 0.8%		Shares	Value
Hugo Boss AG	(b)	7,700	$641,105
Total Preferred Stock (Cost $570,243)			$641,105

Exchange Traded Funds - 1.2%		Shares	Value
iShares MSCI Japan Index Fund		88,000	$907,280
Total Exchange Traded Funds (Cost $895,719)			$907,280

Rights - 0.0%		Quantity	Value
Gildemeister AG	(a)	23,553	$15,722
Total Rights (Cost $0)			$15,722

Money Market Funds - 2.7%		Shares	Value
State Street Institutional Liquid Reserves Fund
Institutional Class 2		2,112,461	$2,112,461
Total Money Market Funds (Cost $2,112,461)			$2,112,461

Total Investments - 100.3% (Cost $54,374,771)			$77,772,347
Liabilities in Excess of Other Assets - (0.3)%			(245,894)
Net Assets - 100.0%			$77,526,453

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depositary Receipts
Footnotes:
(a) Non-Income producing security.
(b) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price.  These fair value estimates are determined by an independent national fair valuation service that has been approved by the Board.  These securities represent $61,968,655 or 79.9% of the Portfolio's net assets.

Ohio National Fund, Inc.	International Small-Mid Company Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

(c) As discussed in Note 2 of the Notes to Schedules of Investments, not all investments that are traded on a foreign exchange are valued at an estimate that is different from the local close price.  In some instances, the independent fair valuation service uses a stock's local close price because the service's measure of predictability related to their valuation model of a stock is below a chosen threshold.  These securities represent $210,798 or 0.3% of the Portfolio's net assets.

Other Portfolio securities are not subjected to fair valuation procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time. Exchange traded funds and rights are also not evaluated by the fair valuation service.

(d) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.  See also Note 4 of the Notes to Schedules of Investments.

Sector Classifications: (Percent of net assets)
Industrials	29.8%
Consumer Discretionary	18.7%
Materials	18.3%
Energy	10.6%
Information Technology	8.7%
Financials	6.4%
Consumer Staples	2.3%
Health Care	1.6%
96.4%

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Aggressive Growth Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Common Stocks - 98.9%		Shares	Value
CONSUMER DISCRETIONARY - 15.0%
Ford Motor Co. (Automobiles)	(a)	50,485	$752,731
General Motors Co. (Automobiles)	(a)	15,060	467,312
Ctrip.com International Ltd. - ADR (Hotels, Restaurants & Leisure)	(a)	19,265	799,305
News Corp. Class A (Media)		57,515	1,009,963
Limited Brands, Inc. (Specialty Retail)		22,200	729,936
Cie Financiere Richemont SA (Textiles, Apparel & Luxury Goods)	(b)	10,996	634,029
			4,393,276
CONSUMER STAPLES - 7.8%
Anheuser-Busch InBev NV (Beverages)	(b)	6,465	368,580
Davide Campari-Milano SpA (Beverages)	(b)	130,641	883,638
Hansen Natural Corp. (Beverages)	(a)	10,780	649,279
Mead Johnson Nutrition Co. (Food Products)		6,665	386,103
			2,287,600
ENERGY - 2.3%
BG Group PLC (Oil, Gas & Consumable Fuels)	(b)	14,187	352,201
Petroleo Brasileiro SA - ADR (Oil, Gas & Consumable Fuels)		7,970	322,227
			674,428
FINANCIALS - 16.9%
Charles Schwab Corp. / The (Capital Markets)		38,068	686,366
CapitalSource, Inc. (Commercial Banks)		45,049	317,145
Standard Chartered PLC (Commercial Banks)	(b)	18,465	478,965
Bank of America Corp. (Diversified Financial Svs.)		85,815	1,143,914
CME Group, Inc. (Diversified Financial Svs.)		1,260	379,953
AIA Group Ltd. (Insurance)	(a)(b)	119,600	368,162
Prudential PLC (Insurance)	(b)	58,406	661,433
Hang Lung Properties Ltd. (Real Estate Mgmt. & Development)	(b)	47,000	206,141
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	(a)	57,515	698,807
			4,940,886
HEALTH CARE - 10.9%
Celgene Corp. (Biotechnology)	(a)	21,255	1,222,800
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	15,646	749,913
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	1,239	413,157
Medco Health Solutions, Inc. (Health Care Providers & Svs.)	(a)	14,214	798,258
			3,184,128
INDUSTRIALS - 8.6%
CH Robinson Worldwide, Inc. (Air Freight & Logistics)		8,475	628,252
United Parcel Service, Inc. Class B (Air Freight & Logistics)		12,485	927,885
FANUC Corp. (Machinery)	(b)	4,100	619,743
CoStar Group, Inc. (Professional Svs.)	(a)	5,730	359,156
			2,535,036
INFORMATION TECHNOLOGY - 32.7%
Cisco Systems, Inc. (Communications Equip.)		20,610	353,462
Apple, Inc. (Computers & Peripherals)	(a)	3,695	1,287,523
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		6,025	327,700
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		16,630	579,057
Trimble Navigation Ltd. (Electronic Equip., Instr. & Comp.)	(a)	23,310	1,178,087
AOL, Inc. (Internet Software & Svs.)	(a)	22,750	444,308
eBay, Inc. (Internet Software & Svs.)	(a)	48,760	1,513,510
Google, Inc. Class A (Internet Software & Svs.)	(a)	1,105	647,762
VistaPrint NV (Internet Software & Svs.)	(a)	11,715	608,009
Yahoo!, Inc. (Internet Software & Svs.)	(a)	19,522	325,041
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	53,010	523,209
Adobe Systems, Inc. (Software)	(a)	12,650	419,474
Microsoft Corp. (Software)		53,885	1,366,524
			9,573,666

Ohio National Fund, Inc.	Aggressive Growth Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Common Stocks - 98.9%		Shares	Value
MATERIALS - 0.9%
Israel Chemicals Ltd. (Chemicals)	(b)	16,476	271,222
TELECOMMUNICATION SERVICES - 3.8%
Crown Castle International Corp. (Wireless Telecom. Svs.)	(a)	26,055	1,108,640
Total Common Stocks (Cost $24,942,960)			$28,968,882

VVPR Strips - 0.0%	(d)	Quantity	Value
CONSUMER STAPLES - 0.0%
Anheuser-Busch InBev NV (Beverages)	(a)(c)	6,992	$50
Total VVPR Strips (Cost $0)			$50

Money Market Funds - 1.4%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		410,000	$410,000
Total Money Market Funds (Cost $410,000)			$410,000

Total Investments - 100.3% (Cost $25,352,960)	(e)		$29,378,932
Liabilities in Excess of Other Assets - (0.3)%			(77,985)
Net Assets - 100.0%			$29,300,947

Percentages are stated as a percent of net assets.
Abbreviations:
ADR:  American Depositary Receipts
Footnotes:
(a) Non-income producing security.
(b) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price.  These fair value estimates are determined by an independent national fair valuation service that has been approved by the Board.  These securities represent $4,844,114 or 16.5% of the Portfolio's net assets.

(c) As discussed in Note 2 of the Notes to Schedules of Investments, not all investments that are traded on a foreign exchange are valued at an estimate that is difference from the local close price.  In some instances, the independent fair valuation service uses a stock's local close price because the service's measure of predicatability related to the valuation model of a stock is below a chosen threshold.  These securities represent $50 or 0.0% of the Portfolio's net assets.

Other Portfolio securities are not subjected to fair value procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(d) A VVPR Strip is a coupon attached to specific ordinary common shares that offers tax advantages.  The coupon entitles a holder to reduced withholding tax rates on the dividends generated from the related common shares.

(e) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.  See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Small Cap Growth Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Common Stocks - 97.2%		Shares	Value
CONSUMER DISCRETIONARY - 15.9%
Peet's Coffee & Tea, Inc. (Hotels, Restaurants & Leisure)	(a)	4,280	$205,825
Jarden Corp. (Household Durables)		11,317	402,546
SodaStream International Ltd. (Household Durables)	(a)	5,250	230,002
Polaris Industries, Inc. (Leisure Equip. & Products)		5,825	506,891
IMAX Corp. (Media)	(a)	12,212	390,540
National CineMedia, Inc. (Media)		30,355	566,728
Gordmans Stores, Inc. (Multiline Retail)	(a)	14,800	262,404
Hibbett Sports, Inc. (Specialty Retail)	(a)	9,360	335,182
Lumber Liquidators Holdings, Inc. (Specialty Retail)	(a)	11,445	286,011
Tractor Supply Co. (Specialty Retail)		5,800	347,188
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	(a)	16,325	467,385
Maidenform Brands, Inc. (Textiles, Apparel & Luxury Goods)	(a)	19,605	560,115
Quiksilver, Inc. (Textiles, Apparel & Luxury Goods)	(a)	49,948	220,770
Under Armour, Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	2,870	195,303
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)		17,720	660,602
			5,637,492
CONSUMER STAPLES - 1.5%
Primo Water Corp. (Beverages)	(a)	22,065	270,296
Casey's General Stores, Inc. (Food & Staples Retailing)		7,061	275,379
			545,675
ENERGY - 6.3%
Dresser-Rand Group, Inc. (Energy Equip. & Svs.)	(a)	12,980	695,988
Dril-Quip, Inc. (Energy Equip. & Svs.)	(a)	4,660	368,280
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		13,092	474,454
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)		16,743	679,933
			2,218,655
FINANCIALS - 7.6%
Epoch Holding Corp. (Capital Markets)		17,742	279,969
Financial Engines, Inc. (Capital Markets)	(a)	7,013	193,278
Gluskin Sheff + Associates, Inc. (Capital Markets)		13,700	309,469
Cash Store Financial Services, Inc. / The (Consumer Finance)		18,365	266,109
Credit Acceptance Corp. (Consumer Finance)	(a)	5,452	386,874
Netspend Holdings, Inc. (Consumer Finance)	(a)	15,620	164,322
MarketAxess Holdings, Inc. (Diversified Financial Svs.)		31,865	771,133
MSCI, Inc. Class A (Diversified Financial Svs.)	(a)	8,481	312,270
			2,683,424
HEALTH CARE - 18.7%
Achillion Pharmaceuticals, Inc. (Biotechnology)	(a)	23,387	167,217
Incyte Corp Ltd. (Biotechnology)	(a)	13,830	219,205
Seattle Genetics, Inc. (Biotechnology)	(a)	11,360	176,875
Conceptus, Inc. (Health Care Equip. & Supplies)	(a)	22,225	321,151
Gen-Probe, Inc. (Health Care Equip. & Supplies)	(a)	8,325	552,364
HeartWare International, Inc. (Health Care Equip. & Supplies)	(a)	1,865	159,513
Masimo Corp. (Health Care Equip. & Supplies)		14,510	480,281
NuVasive, Inc. (Health Care Equip. & Supplies)	(a)	12,060	305,359
Quidel Corp. (Health Care Equip. & Supplies)	(a)	16,941	202,614
Volcano Corp. (Health Care Equip. & Supplies)	(a)	6,500	166,400
Bio-Reference Labs, Inc. (Health Care Providers & Svs.)	(a)	13,475	302,379
Catalyst Health Solutions, Inc. (Health Care Providers & Svs.)	(a)	8,777	490,898
ePocrates, Inc. (Health Care Providers & Svs.)	(a)	1,765	34,947
ExamWorks Group, Inc. (Health Care Providers & Svs.)	(a)	9,155	203,516
HMS Holdings Corp. (Health Care Providers & Svs.)	(a)	2,643	216,330
MWI Veterinary Supply, Inc. (Health Care Providers & Svs.)	(a)	5,320	429,218
PSS World Medical, Inc. (Health Care Providers & Svs.)	(a)	21,762	590,838
athenahealth, Inc. (Health Care Technology)	(a)	10,539	475,625
Omnicell, Inc. (Health Care Technology)	(a)	12,295	187,376
SXC Health Solutions Corp. (Health Care Technology)	(a)	8,348	457,470
Techne Corp. (Life Sciences Tools & Svs.)		6,767	484,517
			6,624,093

Ohio National Fund, Inc.	Small Cap Growth Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Common Stocks - 97.2%		Shares	Value
INDUSTRIALS - 19.1%
HEICO Corp. Class A (Aerospace & Defense)		5,078	228,408
TransDigm Group, Inc. (Aerospace & Defense)	(a)	4,820	404,061
HUB Group, Inc. Class A (Air Freight & Logistics)	(a)	9,735	352,310
Clean Harbors, Inc. (Commercial Svs. & Supplies)	(a)	4,680	461,729
Higher One Holdings, Inc. (Commercial Svs. & Supplies)	(a)	11,940	172,533
Ritchie Bros Auctioneers, Inc. (Commercial Svs. & Supplies)		27,361	770,212
Standard Parking Corp. (Commercial Svs. & Supplies)	(a)	23,385	415,318
Barnes Group, Inc. (Machinery)		18,603	388,431
Wabtec Corp. (Machinery)		5,908	400,740
Horizon Lines, Inc. Class A (Marine)		34,438	29,272
Acacia Research - Acacia Technologies (Professional Svs.)	(a)	4,855	166,138
CoStar Group, Inc. (Professional Svs.)	(a)	10,753	673,998
Resources Connection, Inc. (Professional Svs.)		25,177	488,182
Landstar System, Inc. (Road & Rail)		8,265	377,545
Old Dominion Freight Line, Inc. (Road & Rail)	(a)	14,143	496,278
Rush Enterprises, Inc. Class B (Trading Companies & Distributors)	(a)	17,294	300,743
WESCO International, Inc. (Trading Companies & Distributors)	(a)	10,205	637,812
			6,763,710
INFORMATION TECHNOLOGY - 24.4%
DG FastChannel, Inc. (Communications Equip.)	(a)	10,057	324,037
DTS, Inc. (Electronic Equip., Instr. & Comp.)	(a)	9,100	424,333
Measurement Specialties, Inc. (Electronic Equip., Instr. & Comp.)	(a)	10,945	372,787
Cornerstone OnDemand, Inc. (Internet Software & Svs.)	(a)	4,535	82,673
Envestnet, Inc. (Internet Software & Svs.)	(a)	12,315	165,514
IntraLinks Holdings, Inc. (Internet Software & Svs.)	(a)	7,725	206,566
LivePerson, Inc. (Internet Software & Svs.)	(a)	33,415	422,366
NIC, Inc. (Internet Software & Svs.)		20,733	258,333
VistaPrint NV (Internet Software & Svs.)	(a)	15,465	802,633
Vocus, Inc. (Internet Software & Svs.)	(a)	19,387	501,348
Cardtronics, Inc. (IT Svs.)	(a)	20,010	407,203
Euronet Worldwide, Inc. (IT Svs.)	(a)	28,542	551,717
Gartner, Inc. (IT Svs.)	(a)	10,155	423,159
ServiceSource International, Inc. (IT Svs.)	(a)	3,340	40,681
Ceva, Inc. (Semiconductors & Equip.)	(a)	17,515	468,176
International Rectifier Corp. (Semiconductors & Equip.)	(a)	5,600	185,136
Blackboard, Inc. (Software)	(a)	16,303	590,821
Convio, Inc. (Software)	(a)	30,956	359,399
MICROS Systems, Inc. (Software)	(a)	10,150	501,714
RealD, Inc. (Software)	(a)	13,445	367,855
RealPage, Inc. (Software)	(a)	5,590	155,011
SS&C Technologies Holdings, Inc. (Software)	(a)	20,875	426,267
Tyler Technologies, Inc. (Software)	(a)	15,250	361,578
Ultimate Software Group, Inc. (Software)	(a)	4,322	253,918
			8,653,225
MATERIALS - 2.2%
Intrepid Potash, Inc. (Chemicals)	(a)	12,870	448,133
Nalco Holding Co. (Chemicals)		12,793	349,377
			797,510
TELECOMMUNICATION SERVICES - 1.5%
SBA Communications Corp. Class A (Wireless Telecom. Svs.)	(a)	12,951	513,896
Total Common Stocks (Cost $26,556,358)			$34,437,680

U.S. Government Agency Issues - 2.0%		Face Amount	Value
Federal Home Loan Bank, 0.000%, 04/01/2011		$700,000	$700,000
Total U.S. Government Agency Issues (Cost $700,000)			$700,000

Ohio National Fund, Inc.	Small Cap Growth Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Money Market Funds - 1.1%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		412,000	$412,000
Total Money Market Funds (Cost $412,000)			$412,000

Total Investments - 100.3% (Cost $27,668,358)	(b)		$35,549,680
Liabilities in Excess of Other Assets - (0.3)%			(116,076)
Net Assets - 100.0%			$35,433,604

Percentages are stated as a percent of net assets.
Footnotes:
(a)  Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.  See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Mid Cap Opportunity Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Common Stocks - 98.3%		Shares	Value
CONSUMER DISCRETIONARY - 18.0%
Coinstar, Inc. (Diversified Consumer Svs.)	(a)	20,493	$941,039
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		14,645	719,509
Newell Rubbermaid, Inc. (Household Durables)		69,299	1,325,690
Lamar Advertising Co. Class A (Media)	(a)	27,320	1,009,201
Scripps Networks Interactive, Inc. Class A (Media)		13,622	682,326
Bed Bath & Beyond, Inc. (Specialty Retail)	(a)	26,002	1,255,117
Dick's Sporting Goods, Inc. (Specialty Retail)	(a)	20,523	820,510
GameStop Corp. Class A (Specialty Retail)	(a)	36,434	820,494
PetSmart, Inc. (Specialty Retail)		37,635	1,541,153
Staples, Inc. (Specialty Retail)		63,637	1,235,831
Phillips-Van Heusen Corp. (Textiles, Apparel & Luxury Goods)		23,629	1,536,594
Polo Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		9,467	1,170,595
			13,058,059
CONSUMER STAPLES - 1.8%
Avon Products, Inc. (Personal Products)		48,146	1,301,868
ENERGY - 10.0%
Cameron International Corp. (Energy Equip. & Svs.)	(a)	30,203	1,724,591
Core Laboratories NV (Energy Equip. & Svs.)		10,128	1,034,778
Dril-Quip, Inc. (Energy Equip. & Svs.)	(a)	13,345	1,054,655
Petrohawk Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	28,695	704,175
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		5,325	542,724
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)	(a)	21,293	914,960
Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels)	(a)	18,052	1,325,919
			7,301,802
FINANCIALS - 16.6%
Affiliated Managers Group, Inc. (Capital Markets)	(a)	4,881	533,835
Invesco Ltd. (Capital Markets)		20,120	514,267
Lazard Ltd. Class A (Capital Markets)		27,053	1,124,864
Northern Trust Corp. (Capital Markets)		25,651	1,301,788
TD Ameritrade Holding Corp. (Capital Markets)		51,120	1,066,874
First Republic Bank / San Franciso, CA (Commercial Banks)	(a)	19,939	616,314
SLM Corp. (Consumer Finance)	(a)	69,854	1,068,766
IntercontinentalExchange, Inc. (Diversified Financial Svs.)	(a)	12,150	1,501,011
MSCI, Inc. Class A (Diversified Financial Svs.)	(a)	19,982	735,737
Principal Financial Group, Inc. (Insurance)		26,623	854,865
CB Richard Ellis Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	67,220	1,794,774
People's United Financial, Inc. (Thrifts & Mortgage Finance)		71,831	903,634
			12,016,729
HEALTH CARE - 8.9%
C.R. Bard, Inc. (Health Care Equip. & Supplies)		14,332	1,423,311
CareFusion Corp. (Health Care Equip. & Supplies)	(a)	39,834	1,123,319
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	1,814	604,896
St. Jude Medical, Inc. (Health Care Equip. & Supplies)		34,373	1,761,960
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	12,952	908,842
Emdeon, Inc. Class A (Health Care Technology)	(a)	38,324	617,400
			6,439,728
INDUSTRIALS - 12.1%
Alliant Techsystems, Inc. (Aerospace & Defense)		12,548	886,767
DigitalGlobe, Inc. (Aerospace & Defense)	(a)	22,715	636,701
Raytheon Co. (Aerospace & Defense)		16,617	845,307
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		5,930	439,591
Iron Mountain, Inc. (Commercial Svs. & Supplies)		41,492	1,295,795
Ritchie Bros. Auctioneers, Inc. (Commercial Svs. & Supplies)		19,607	551,937
Quanta Services, Inc. (Construction & Engineering)	(a)	48,450	1,086,734
Roper Industries, Inc. (Electrical Equip.)		10,528	910,251
Kennametal, Inc. (Machinery)		23,014	897,546
Verisk Analytics, Inc. Class A (Professional Svs.)	(a)	36,747	1,203,832
			8,754,461

Ohio National Fund, Inc.	Mid Cap Opportunity Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Common Stocks - 98.3%		Shares	Value
INFORMATION TECHNOLOGY - 24.3%
NetApp, Inc. (Computers & Peripherals)	(a)	26,795	1,290,983
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		26,187	1,424,311
Dolby Laboratories, Inc. Class A (Electronic Equip., Instr. & Comp.)	(a)	8,206	403,817
FLIR Systems, Inc. (Electronic Equip., Instr. & Comp.)		35,033	1,212,492
Equinix, Inc. (Internet Software & Svs.)	(a)	10,485	955,184
GSI Commerce, Inc. (Internet Software & Svs.)	(a)	17,194	503,268
FleetCor Technologies, Inc. (IT Svs.)	(a)	10,008	326,861
Genpact Ltd. (IT Svs.)	(a)	25,387	367,604
Global Payments, Inc. (IT Svs.)		36,809	1,800,696
VeriFone Systems, Inc. (IT Svs.)	(a)	13,655	750,342
Western Union Co. / The (IT Svs.)		45,378	942,501
Altera Corp. (Semiconductors & Equip.)		18,569	817,407
Linear Technology Corp. (Semiconductors & Equip.)		19,191	645,393
NVIDIA Corp. (Semiconductors & Equip.)	(a)	38,081	702,975
Xilinx, Inc. (Semiconductors & Equip.)		48,811	1,601,001
Citrix Systems, Inc. (Software)	(a)	13,421	985,907
RealD, Inc. (Software)	(a)	34,642	947,805
Salesforce.com, Inc. (Software)	(a)	7,097	948,017
SuccessFactors, Inc. (Software)	(a)	25,545	998,554
			17,625,118
MATERIALS - 1.7%
Ecolab, Inc. (Chemicals)		24,388	1,244,276
TELECOMMUNICATION SERVICES - 4.9%
tw telecom, Inc. (Diversified Telecom. Svs.)	(a)	54,120	1,039,104
Crown Castle International Corp. (Wireless Telecom. Svs.)	(a)	19,857	844,915
SBA Communications Corp. Class A (Wireless Telecom. Svs.)	(a)	41,920	1,663,386
			3,547,405
Total Common Stocks (Cost $59,215,347)			$71,289,446

Money Market Funds - 2.0%		Shares	Value
Fidelity Institutional Money Market Funds
Prime Money Market Portfolio - Class I		1,440,000	$1,440,000
Total Money Market Funds (Cost $1,440,000)			$1,440,000

Total Investments - 100.3% (Cost $60,655,347)	(b)		$72,729,446
Liabilities in Excess of Other Assets - (0.3)%			(236,159)
Net Assets - 100.0%			$72,493,287

Percentages are stated as a percent of net assets.
Footnotes:
(a)  Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.  See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	S&P 500® Index Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Common Stocks - 99.3%		Shares	Value
CONSUMER DISCRETIONARY - 10.4%
Goodyear Tire & Rubber Co. / The (Auto Components)	(a)	3,700	$55,426
Johnson Controls, Inc. (Auto Components)		10,300	428,171
Ford Motor Co. (Automobiles)	(a)	57,287	854,149
Harley-Davidson, Inc. (Automobiles)		3,600	152,964
Genuine Parts Co. (Distributors)		2,400	128,736
Apollo Group, Inc. Class A (Diversified Consumer Svs.)	(a)	1,900	79,249
DeVry, Inc. (Diversified Consumer Svs.)		900	49,563
H&R Block, Inc. (Diversified Consumer Svs.)		4,600	77,004
Carnival Corp. (Hotels, Restaurants & Leisure)		6,500	249,340
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		2,100	103,173
International Game Technology (Hotels, Restaurants & Leisure)		4,500	73,035
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		4,446	158,189
McDonald's Corp. (Hotels, Restaurants & Leisure)		15,800	1,202,222
Starbucks Corp. (Hotels, Restaurants & Leisure)		11,300	417,535
Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)		2,900	168,548
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)		2,660	84,615
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)		1,200	152,700
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		7,100	364,798
D.R. Horton, Inc. (Household Durables)		4,300	50,095
Fortune Brands, Inc. (Household Durables)		2,300	142,347
Harman International Industries, Inc. (Household Durables)		1,100	51,502
Leggett & Platt, Inc. (Household Durables)		2,200	53,900
Lennar Corp. Class A (Household Durables)		2,400	43,488
Newell Rubbermaid, Inc. (Household Durables)		4,400	84,172
Pulte Group, Inc. (Household Durables)	(a)	5,050	37,370
Stanley Black & Decker, Inc. (Household Durables)		2,547	195,100
Whirlpool Corp. (Household Durables)		1,155	98,591
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	5,400	972,702
Expedia, Inc. (Internet & Catalog Retail)		3,000	67,980
Netflix, Inc. (Internet & Catalog Retail)	(a)	700	166,131
priceline.com, Inc. (Internet & Catalog Retail)	(a)	750	379,830
Hasbro, Inc. (Leisure Equip. & Products)		2,100	98,364
Mattel, Inc. (Leisure Equip. & Products)		5,300	132,129
Cablevision Systems Corp. Class A (Media)		3,500	121,135
CBS Corp. Class B (Media)		10,150	254,156
Comcast Corp. Class A (Media)		42,053	1,039,550
DIRECTV Class A (Media)	(a)	12,000	561,600
Discovery Communications, Inc. Class A (Media)	(a)	4,300	171,570
Gannett Co., Inc. (Media)		3,600	54,828
Interpublic Group of Cos., Inc. / The (Media)		7,423	93,307
McGraw-Hill Cos., Inc. / The (Media)		4,600	181,240
News Corp. Class A (Media)		34,600	607,576
Omnicom Group, Inc. (Media)		4,300	210,958
Scripps Networks Interactive, Inc. Class A (Media)		1,400	70,126
Time Warner Cable, Inc. (Media)		5,232	373,251
Time Warner, Inc. (Media)		16,566	591,406
Viacom, Inc. Class B (Media)		9,050	421,006
Walt Disney Co. / The (Media)		28,800	1,240,992
Washington Post Co. / The Class B (Media)		100	43,756
Big Lots, Inc. (Multiline Retail)	(a)	1,100	47,773
Family Dollar Stores, Inc. (Multiline Retail)		1,900	97,508
J.C. Penney Co., Inc. (Multiline Retail)		3,600	129,276
Kohl's Corp. (Multiline Retail)		4,400	233,376
Macy's, Inc. (Multiline Retail)		6,376	154,682
Nordstrom, Inc. (Multiline Retail)		2,500	112,200
Sears Holdings Corp. (Multiline Retail)	(a)	701	57,938
Target Corp. (Multiline Retail)		10,700	535,107
Abercrombie & Fitch Co. Class A (Specialty Retail)		1,300	76,310
AutoNation, Inc. (Specialty Retail)	(a)	1,000	35,370
AutoZone, Inc. (Specialty Retail)	(a)	400	109,424

Ohio National Fund, Inc.	S&P 500® Index Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Common Stocks - 99.3%		Shares	Value
Bed Bath & Beyond, Inc. (Specialty Retail)	(a)	3,900	188,253
Best Buy Co., Inc. (Specialty Retail)		4,975	142,882
CarMax, Inc. (Specialty Retail)	(a)	3,400	109,140
GameStop Corp. Class A (Specialty Retail)	(a)	2,300	51,796
Gap, Inc. / The (Specialty Retail)		6,650	150,689
Home Depot, Inc. (Specialty Retail)		24,800	919,088
Lowe's Cos., Inc. (Specialty Retail)		20,900	552,387
Limited Brands, Inc. (Specialty Retail)		4,000	131,520
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	2,100	120,666
RadioShack Corp. (Specialty Retail)		1,600	24,016
Ross Stores, Inc. (Specialty Retail)		1,800	128,016
Staples, Inc. (Specialty Retail)		10,900	211,678
Tiffany & Co. (Specialty Retail)		1,900	116,736
TJX Cos., Inc. (Specialty Retail)		6,000	298,380
Urban Outfitters, Inc. (Specialty Retail)	(a)	1,900	56,677
Coach, Inc. (Textiles, Apparel & Luxury Goods)		4,500	234,180
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		5,800	439,060
Polo Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		1,000	123,650
V.F. Corp. (Textiles, Apparel & Luxury Goods)		1,300	128,089
			19,125,442
CONSUMER STAPLES - 10.1%
Brown-Forman Corp. Class B (Beverages)		1,550	105,865
Coca-Cola Co. / The (Beverages)		34,800	2,308,980
Coca-Cola Enterprises, Inc. (Beverages)		5,000	136,500
Constellation Brands, Inc. Class A (Beverages)	(a)	2,700	54,756
Dr Pepper Snapple Group, Inc. (Beverages)		3,400	126,344
Molson Coors Brewing Co. Class B (Beverages)		2,400	112,536
PepsiCo, Inc. (Beverages)		24,047	1,548,867
Costco Wholesale Corp. (Food & Staples Retailing)		6,600	483,912
CVS Caremark Corp. (Food & Staples Retailing)		20,720	711,110
Kroger Co. / The (Food & Staples Retailing)		9,600	230,112
Safeway, Inc. (Food & Staples Retailing)		5,600	131,824
SUPERVALU, Inc. (Food & Staples Retailing)		3,219	28,746
Sysco Corp. (Food & Staples Retailing)		8,800	243,760
Walgreen Co. (Food & Staples Retailing)		14,000	561,960
Wal-Mart Stores, Inc. (Food & Staples Retailing)		29,700	1,545,885
Whole Foods Market, Inc. (Food & Staples Retailing)		2,200	144,980
Archer-Daniels-Midland Co. (Food Products)		9,650	347,497
Campbell Soup Co. (Food Products)		2,800	92,708
ConAgra Foods, Inc. (Food Products)		6,600	156,750
Dean Foods Co. (Food Products)	(a)	2,800	28,000
General Mills, Inc. (Food Products)		9,600	350,880
Hershey Co. / The (Food Products)		2,300	125,005
H.J. Heinz Co. (Food Products)		4,900	239,218
Hormel Foods Corp. (Food Products)		2,100	58,464
J.M. Smucker Co. / The (Food Products)		1,800	128,502
Kellogg Co. (Food Products)		3,800	205,124
Kraft Foods, Inc. Class A (Food Products)		26,476	830,287
McCormick & Co., Inc. (Food Products)		2,000	95,660
Mead Johnson Nutrition Co. (Food Products)		3,051	176,744
Sara Lee Corp. (Food Products)		9,400	166,098
Tyson Foods, Inc. Class A (Food Products)		4,500	86,355
Clorox Co. (Household Products)		2,100	147,147
Colgate-Palmolive Co. (Household Products)		7,500	605,700
Kimberly-Clark Corp. (Household Products)		6,100	398,147
Procter & Gamble Co. / The (Household Products)		42,422	2,613,195
Avon Products, Inc. (Personal Products)		6,500	175,760
Estee Lauder Cos., Inc. / The Class A (Personal Products)		1,700	163,812
Altria Group, Inc. (Tobacco)		31,700	825,151
Lorillard, Inc. (Tobacco)		2,197	208,737
Philip Morris International, Inc. (Tobacco)		27,200	1,785,136
Reynolds American, Inc. (Tobacco)		5,100	181,203
			18,667,417

Ohio National Fund, Inc.	S&P 500® Index Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Common Stocks - 99.3%		Shares	Value
ENERGY - 13.2%
Baker Hughes, Inc. (Energy Equip. & Svs.)		6,541	480,306
Cameron International Corp. (Energy Equip. & Svs.)	(a)	3,700	211,270
Diamond Offshore Drilling, Inc. (Energy Equip. & Svs.)		1,100	85,470
FMC Technologies, Inc. (Energy Equip. & Svs.)	(a)	1,800	170,064
Halliburton Co. (Energy Equip. & Svs.)		13,800	687,792
Helmerich & Payne, Inc. (Energy Equip. & Svs.)		1,600	109,904
Nabors Industries Ltd. (Energy Equip. & Svs.)	(a)	4,300	130,634
National Oilwell Varco, Inc. (Energy Equip. & Svs.)		6,400	507,328
Noble Corp. (Energy Equip. & Svs.)		3,800	173,356
Rowan Cos., Inc. (Energy Equip. & Svs.)	(a)	1,900	83,942
Schlumberger Ltd. (Energy Equip. & Svs.)		20,647	1,925,539
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		7,500	614,400
Apache Corp. (Oil, Gas & Consumable Fuels)		5,772	755,670
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)		1,600	84,752
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		10,000	335,200
Chevron Corp. (Oil, Gas & Consumable Fuels)		30,438	3,269,954
ConocoPhillips (Oil, Gas & Consumable Fuels)		21,700	1,732,962
Consol Energy, Inc. (Oil, Gas & Consumable Fuels)		3,400	182,342
Denbury Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	6,100	148,840
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		6,500	596,505
El Paso Corp. (Oil, Gas & Consumable Fuels)		10,700	192,600
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		4,050	479,966
EQT Corp. (Oil, Gas & Consumable Fuels)		2,300	114,770
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		75,164	6,323,547
Hess Corp. (Oil, Gas & Consumable Fuels)		4,600	391,966
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		10,720	571,483
Massey Energy Co. (Oil, Gas & Consumable Fuels)		1,600	109,376
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		2,900	212,918
Newfield Exploration Co. (Oil, Gas & Consumable Fuels)	(a)	2,000	152,020
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)		2,700	260,955
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		12,300	1,285,227
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)		4,100	295,036
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		1,800	183,456
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)		2,700	109,458
Range Resources Corp. (Oil, Gas & Consumable Fuels)		2,400	140,304
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)	(a)	5,300	227,741
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)		9,818	266,853
Sunoco, Inc. (Oil, Gas & Consumable Fuels)		1,800	82,062
Tesoro Corp. (Oil, Gas & Consumable Fuels)	(a)	2,200	59,026
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		8,600	256,452
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		8,900	277,502
			24,278,948
FINANCIALS - 15.7%
Ameriprise Financial, Inc. (Capital Markets)		3,780	230,882
Bank of New York Mellon Corp. / The (Capital Markets)		18,811	561,885
Charles Schwab Corp. / The (Capital Markets)		15,100	272,253
E*Trade Financial Corp. (Capital Markets)	(a)	3,390	52,986
Federated Investors, Inc. Class B (Capital Markets)		1,400	37,450
Franklin Resources, Inc. (Capital Markets)		2,200	275,176
Goldman Sachs Group, Inc. / The (Capital Markets)		7,850	1,243,990
Invesco Ltd. (Capital Markets)		7,000	178,920
Janus Capital Group, Inc. (Capital Markets)		2,800	34,916
Legg Mason, Inc. (Capital Markets)		2,300	83,007
Morgan Stanley (Capital Markets)		23,400	639,288
Northern Trust Corp. (Capital Markets)		3,700	187,775
State Street Corp. (Capital Markets)		7,600	341,544
T. Rowe Price Group, Inc. (Capital Markets)		3,900	259,038
BB&T Corp. (Commercial Banks)		10,500	288,225
Comerica, Inc. (Commercial Banks)		2,700	99,144
Fifth Third Bancorp (Commercial Banks)		13,950	193,626
First Horizon National Corp. (Commercial Banks)		3,964	44,436
Huntington Bancshares, Inc. (Commercial Banks)		13,100	86,984
KeyCorp (Commercial Banks)		14,400	127,872
M&T Bank Corp. (Commercial Banks)		1,800	159,246
Marshall & Ilsley Corp. (Commercial Banks)		8,000	63,920
PNC Financial Services Group, Inc. (Commercial Banks)		7,942	500,267
Regions Financial Corp. (Commercial Banks)		19,075	138,485

Ohio National Fund, Inc.	S&P 500® Index Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Common Stocks - 99.3%		Shares	Value
SunTrust Banks, Inc. (Commercial Banks)		8,100	233,604
U.S. Bancorp (Commercial Banks)		29,090	768,849
Wells Fargo & Co. (Commercial Banks)		79,813	2,530,072
Zions Bancorporation (Commercial Banks)		2,800	64,568
American Express Co. (Consumer Finance)		15,900	718,680
Capital One Financial Corp. (Consumer Finance)		6,973	362,317
Discover Financial Services (Consumer Finance)		8,250	198,990
SLM Corp. (Consumer Finance)	(a)	8,000	122,400
Bank of America Corp. (Diversified Financial Svs.)		153,427	2,045,182
Citigroup, Inc. (Diversified Financial Svs.)	(a)	440,369	1,946,431
CME Group, Inc. (Diversified Financial Svs.)		1,025	309,089
IntercontinentalExchange, Inc. (Diversified Financial Svs.)	(a)	1,100	135,894
JPMorgan Chase & Co. (Diversified Financial Svs.)		60,343	2,781,812
Leucadia National Corp. (Diversified Financial Svs.)		3,000	112,620
Moody's Corp. (Diversified Financial Svs.)		3,000	101,730
NASDAQ OMX Group, Inc. / The (Diversified Financial Svs.)	(a)	2,300	59,432
NYSE Euronext (Diversified Financial Svs.)		4,000	140,680
ACE Ltd. (Insurance)		5,100	329,970
Aflac, Inc. (Insurance)		7,100	374,738
Allstate Corp. / The (Insurance)		8,000	254,240
American International Group, Inc. (Insurance)	(a)	2,195	77,132
AON Corp. (Insurance)		5,000	264,800
Assurant, Inc. (Insurance)		1,500	57,765
Berkshire Hathaway, Inc. Class B (Insurance)	(a)	26,191	2,190,353
Chubb Corp. (Insurance)		4,500	275,895
Cincinnati Financial Corp. (Insurance)		2,466	80,885
Genworth Financial, Inc. Class A (Insurance)	(a)	7,400	99,604
Hartford Financial Services Group, Inc. (Insurance)		6,700	180,431
Lincoln National Corp. (Insurance)		4,786	143,771
Loews Corp. (Insurance)		4,761	205,151
Marsh & McLennan Cos., Inc. (Insurance)		8,200	244,442
MetLife, Inc. (Insurance)		16,000	715,680
Principal Financial Group, Inc. (Insurance)		4,900	157,339
Progressive Corp. / The (Insurance)		10,000	211,300
Prudential Financial, Inc. (Insurance)		7,400	455,692
Torchmark Corp. (Insurance)		1,200	79,776
Travelers Cos., Inc. / The (Insurance)		6,559	390,129
Unum Group (Insurance)		4,700	123,375
XL Group Plc (Insurance)		4,700	115,620
Apartment Investment & Management Co. Class A (Real Estate Investment Trusts)		1,773	45,158
AvalonBay Communities, Inc. (Real Estate Investment Trusts)		1,331	159,826
Boston Properties, Inc. (Real Estate Investment Trusts)		2,200	208,670
Equity Residential (Real Estate Investment Trusts)		4,500	253,845
HCP, Inc. (Real Estate Investment Trusts)		6,100	231,434
Health Care REIT, Inc. (Real Estate Investment Trusts)		2,700	141,588
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)		10,302	181,418
Kimco Realty Corp. (Real Estate Investment Trusts)		6,200	113,708
Plum Creek Timber Co., Inc. (Real Estate Investment Trusts)		2,500	109,025
ProLogis (Real Estate Investment Trusts)		8,600	137,428
Public Storage (Real Estate Investment Trusts)		2,100	232,911
Simon Property Group, Inc. (Real Estate Investment Trusts)		4,462	478,148
Ventas, Inc. (Real Estate Investment Trusts)		2,500	135,750
Vornado Realty Trust (Real Estate Investment Trusts)		2,493	218,138
Weyerhaeuser Co. (Real Estate Investment Trusts)		8,163	200,810
CB Richard Ellis Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	4,400	117,480
Hudson City Bancorp, Inc. (Thrifts & Mortgage Finance)		8,000	77,440
People's United Financial, Inc. (Thrifts & Mortgage Finance)		5,500	69,190
			28,873,720
HEALTH CARE - 11.0%
Amgen, Inc. (Biotechnology)	(a)	14,106	753,966
Biogen Idec, Inc. (Biotechnology)	(a)	3,645	267,507
Celgene Corp. (Biotechnology)	(a)	7,000	402,710
Cephalon, Inc. (Biotechnology)	(a)	1,100	83,358
Genzyme Corp. (Biotechnology)	(a)	4,000	304,600
Gilead Sciences, Inc. (Biotechnology)	(a)	12,100	513,524
Baxter International, Inc. (Health Care Equip. & Supplies)		8,800	473,176

Ohio National Fund, Inc.	S&P 500® Index Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Common Stocks - 99.3%		Shares	Value
Becton Dickinson and Co. (Health Care Equip. & Supplies)		3,400	270,708
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	23,103	166,111
CareFusion Corp. (Health Care Equip. & Supplies)	(a)	3,350	94,470
Covidien PLC (Health Care Equip. & Supplies)		7,500	389,550
C.R. Bard, Inc. (Health Care Equip. & Supplies)		1,300	129,103
DENTSPLY International, Inc. (Health Care Equip. & Supplies)		2,200	81,378
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	1,700	147,900
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	600	200,076
Medtronic, Inc. (Health Care Equip. & Supplies)		16,200	637,470
St. Jude Medical, Inc. (Health Care Equip. & Supplies)		4,900	251,174
Stryker Corp. (Health Care Equip. & Supplies)		5,100	310,080
Varian Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	1,800	121,752
Zimmer Holdings, Inc. (Health Care Equip. & Supplies)	(a)	2,870	173,721
Aetna, Inc. (Health Care Providers & Svs.)		5,800	217,094
AmerisourceBergen Corp. (Health Care Providers & Svs.)		4,200	166,152
Cardinal Health, Inc. (Health Care Providers & Svs.)		5,300	217,989
CIGNA Corp. (Health Care Providers & Svs.)		4,100	181,548
Coventry Health Care, Inc. (Health Care Providers & Svs.)	(a)	2,300	73,347
DaVita, Inc. (Health Care Providers & Svs.)	(a)	1,500	128,265
Express Scripts, Inc. (Health Care Providers & Svs.)	(a)	8,000	444,880
Humana, Inc. (Health Care Providers & Svs.)	(a)	2,600	181,844
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)	(a)	1,500	138,195
McKesson Corp. (Health Care Providers & Svs.)		3,900	308,295
Medco Health Solutions, Inc. (Health Care Providers & Svs.)	(a)	6,176	346,844
Patterson Cos., Inc. (Health Care Providers & Svs.)		1,500	48,285
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		2,400	138,528
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	7,350	54,758
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		16,600	750,320
WellPoint, Inc. (Health Care Providers & Svs.)		5,700	397,803
Cerner Corp. (Health Care Technology)	(a)	1,100	122,320
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)	(a)	5,200	232,856
Life Technologies Corp. (Life Sciences Tools & Svs.)	(a)	2,717	142,425
PerkinElmer, Inc. (Life Sciences Tools & Svs.)		1,700	44,659
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)	(a)	5,900	327,745
Waters Corp. (Life Sciences Tools & Svs.)	(a)	1,400	121,660
Abbott Laboratories (Pharmaceuticals)		23,500	1,152,675
Allergan, Inc. (Pharmaceuticals)		4,600	326,692
Bristol-Myers Squibb Co. (Pharmaceuticals)		25,769	681,075
Eli Lilly & Co. (Pharmaceuticals)		15,400	541,618
Forest Laboratories, Inc. (Pharmaceuticals)	(a)	4,300	138,890
Hospira, Inc. (Pharmaceuticals)	(a)	2,510	138,552
Johnson & Johnson (Pharmaceuticals)		41,500	2,458,875
Merck & Co., Inc. (Pharmaceuticals)		46,694	1,541,369
Mylan, Inc. (Pharmaceuticals)	(a)	6,600	149,622
Pfizer, Inc. (Pharmaceuticals)		121,210	2,461,775
Watson Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	1,900	106,419
			20,255,708
INDUSTRIALS - 11.2%
Boeing Co. / The (Aerospace & Defense)		11,200	828,016
General Dynamics Corp. (Aerospace & Defense)		5,600	428,736
Goodrich Corp. (Aerospace & Defense)		1,900	162,507
Honeywell International, Inc. (Aerospace & Defense)		11,900	710,549
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	(a)	733	30,433
ITT Corp. (Aerospace & Defense)		2,800	168,140
L-3 Communications Holdings, Inc. (Aerospace & Defense)		1,700	133,127
Lockheed Martin Corp. (Aerospace & Defense)		4,300	345,720
Northrop Grumman Corp. (Aerospace & Defense)		4,400	275,924
Precision Castparts Corp. (Aerospace & Defense)		2,200	323,796
Raytheon Co. (Aerospace & Defense)		5,500	279,785
Rockwell Collins, Inc. (Aerospace & Defense)		2,400	155,592
Textron, Inc. (Aerospace & Defense)		4,200	115,038
United Technologies Corp. (Aerospace & Defense)		13,900	1,176,635
CH Robinson Worldwide, Inc. (Air Freight & Logistics)		2,500	185,325
Expeditors International of Washington, Inc. (Air Freight & Logistics)		3,200	160,448
FedEx Corp. (Air Freight & Logistics)		4,800	449,040
United Parcel Service, Inc. Class B (Air Freight & Logistics)		15,000	1,114,800

Ohio National Fund, Inc.	S&P 500® Index Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Common Stocks - 99.3%		Shares	Value
Southwest Airlines Co. (Airlines)		11,300	142,719
Masco Corp. (Building Products)		5,400	75,168
Avery Dennison Corp. (Commercial Svs. & Supplies)		1,600	67,136
Cintas Corp. (Commercial Svs. & Supplies)		1,900	57,513
Iron Mountain, Inc. (Commercial Svs. & Supplies)		3,000	93,690
Pitney Bowes, Inc. (Commercial Svs. & Supplies)		3,100	79,639
Republic Services, Inc. (Commercial Svs. & Supplies)		4,680	140,587
R.R. Donnelley & Sons Co. (Commercial Svs. & Supplies)		3,100	58,652
Stericycle, Inc. (Commercial Svs. & Supplies)	(a)	1,300	115,271
Waste Management, Inc. (Commercial Svs. & Supplies)		7,200	268,848
Fluor Corp. (Construction & Engineering)		2,700	198,882
Jacobs Engineering Group, Inc. (Construction & Engineering)	(a)	1,900	97,717
Quanta Services, Inc. (Construction & Engineering)	(a)	3,300	74,019
Emerson Electric Co. (Electrical Equip.)		11,400	666,102
Rockwell Automation, Inc. (Electrical Equip.)		2,200	208,230
Roper Industries, Inc. (Electrical Equip.)		1,400	121,044
3M Co. (Industrial Conglomerates)		10,800	1,009,800
General Electric Co. (Industrial Conglomerates)		160,900	3,226,045
Tyco International Ltd. (Industrial Conglomerates)		7,200	322,344
Caterpillar, Inc. (Machinery)		9,700	1,080,095
Cummins, Inc. (Machinery)		3,000	328,860
Danaher Corp. (Machinery)		8,200	425,580
Deere & Co. (Machinery)		6,400	620,096
Dover Corp. (Machinery)		2,800	184,072
Eaton Corp. (Machinery)		5,200	288,288
Flowserve Corp. (Machinery)		800	103,040
Illinois Tool Works, Inc. (Machinery)		7,600	408,272
Ingersoll-Rand PLC (Machinery)		5,000	241,550
Joy Global, Inc. (Machinery)		1,600	158,096
PACCAR, Inc. (Machinery)		5,512	288,553
Pall Corp. (Machinery)		1,700	97,937
Parker Hannifin Corp. (Machinery)		2,500	236,700
Snap-On, Inc. (Machinery)		900	54,054
Dun & Bradstreet Corp. (Professional Svs.)		800	64,192
Equifax, Inc. (Professional Svs.)		1,900	73,815
Robert Half International, Inc. (Professional Svs.)		2,200	67,320
CSX Corp. (Road & Rail)		5,600	440,160
Norfolk Southern Corp. (Road & Rail)		5,400	374,058
Ryder System, Inc. (Road & Rail)		800	40,480
Union Pacific Corp. (Road & Rail)		7,400	727,642
Fastenal Co. (Trading Companies & Distributors)		2,200	142,626
W.W. Grainger, Inc. (Trading Companies & Distributors)		900	123,912
			20,636,415
INFORMATION TECHNOLOGY - 17.9%
Cisco Systems, Inc. (Communications Equip.)		83,800	1,437,170
F5 Networks, Inc. (Communications Equip.)	(a)	1,200	123,084
Harris Corp. (Communications Equip.)		1,900	94,240
JDS Uniphase Corp. (Communications Equip.)	(a)	3,375	70,335
Juniper Networks, Inc. (Communications Equip.)	(a)	8,100	340,848
Motorola Mobility Holdings, Inc. (Communications Equip.)	(a)	4,475	109,190
Motorola Solutions, Inc. (Communications Equip.)	(a)	5,114	228,545
QUALCOMM, Inc. (Communications Equip.)		24,900	1,365,267
Tellabs, Inc. (Communications Equip.)		5,500	28,820
Apple, Inc. (Computers & Peripherals)	(a)	13,950	4,860,878
Dell, Inc. (Computers & Peripherals)	(a)	25,500	370,005
EMC Corp. (Computers & Peripherals)	(a)	31,300	831,015
Hewlett-Packard Co. (Computers & Peripherals)		33,000	1,352,010
Lexmark International, Inc. Class A (Computers & Peripherals)	(a)	1,200	44,448
NetApp, Inc. (Computers & Peripherals)	(a)	5,600	269,808
SanDisk Corp. (Computers & Peripherals)	(a)	3,600	165,924
Western Digital Corp. (Computers & Peripherals)	(a)	3,500	130,515
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		2,700	146,853
Corning, Inc. (Electronic Equip., Instr. & Comp.)		23,700	488,931
FLIR Systems, Inc. (Electronic Equip., Instr. & Comp.)		2,400	83,064
Jabil Circuit, Inc. (Electronic Equip., Instr. & Comp.)		3,000	61,290
Molex, Inc. (Electronic Equip., Instr. & Comp.)		2,100	52,752

Ohio National Fund, Inc.	S&P 500® Index Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Common Stocks - 99.3%		Shares	Value
Akamai Technologies, Inc. (Internet Software & Svs.)	(a)	2,800	106,400
eBay, Inc. (Internet Software & Svs.)	(a)	17,300	536,992
Google, Inc. Class A (Internet Software & Svs.)	(a)	3,800	2,227,598
Monster Worldwide, Inc. (Internet Software & Svs.)	(a)	2,000	31,800
VeriSign, Inc. (Internet Software & Svs.)		2,600	94,146
Yahoo!, Inc. (Internet Software & Svs.)	(a)	19,800	329,670
Automatic Data Processing, Inc. (IT Svs.)		7,500	384,825
Cognizant Technology Solutions Corp. Class A (IT Svs.)	(a)	4,600	374,440
Computer Sciences Corp. (IT Svs.)		2,400	116,952
Fidelity National Information Services, Inc. (IT Svs.)		4,000	130,760
Fiserv, Inc. (IT Svs.)	(a)	2,200	137,984
International Business Machines Corp. (IT Svs.)		18,500	3,016,795
Mastercard, Inc. Class A (IT Svs.)		1,475	371,287
Paychex, Inc. (IT Svs.)		4,900	153,664
SAIC, Inc. (IT Svs.)	(a)	4,500	76,140
Teradata Corp. (IT Svs.)	(a)	2,500	126,750
Total System Services, Inc. (IT Svs.)		2,477	44,636
Visa, Inc. (IT Svs.)		7,300	537,426
Western Union Co. / The (IT Svs.)		9,847	204,522
Xerox Corp. (Office Electronics)		21,202	225,801
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	8,700	74,820
Altera Corp. (Semiconductors & Equip.)		4,800	211,296
Analog Devices, Inc. (Semiconductors & Equip.)		4,500	177,210
Applied Materials, Inc. (Semiconductors & Equip.)		20,000	312,400
Broadcom Corp. Class A (Semiconductors & Equip.)		7,250	285,505
First Solar, Inc. (Semiconductors & Equip.)	(a)	850	136,714
Intel Corp. (Semiconductors & Equip.)		83,200	1,678,144
KLA-Tencor Corp. (Semiconductors & Equip.)		2,500	118,425
Linear Technology Corp. (Semiconductors & Equip.)		3,400	114,342
LSI Corp. (Semiconductors & Equip.)	(a)	9,300	63,240
MEMC Electronic Materials, Inc. (Semiconductors & Equip.)	(a)	3,500	45,360
Microchip Technology, Inc. (Semiconductors & Equip.)		2,900	110,229
Micron Technology, Inc. (Semiconductors & Equip.)	(a)	13,000	148,980
National Semiconductor Corp. (Semiconductors & Equip.)		3,700	53,058
Novellus Systems, Inc. (Semiconductors & Equip.)	(a)	1,400	51,982
NVIDIA Corp. (Semiconductors & Equip.)	(a)	8,800	162,448
Teradyne, Inc. (Semiconductors & Equip.)	(a)	2,800	49,868
Texas Instruments, Inc. (Semiconductors & Equip.)		17,800	615,168
Xilinx, Inc. (Semiconductors & Equip.)		4,000	131,200
Adobe Systems, Inc. (Software)	(a)	7,700	255,332
Autodesk, Inc. (Software)	(a)	3,500	154,385
BMC Software, Inc. (Software)	(a)	2,700	134,298
CA, Inc. (Software)		5,800	140,244
Citrix Systems, Inc. (Software)	(a)	2,800	205,688
Compuware Corp. (Software)	(a)	3,300	38,115
Electronic Arts, Inc. (Software)	(a)	5,100	99,603
Intuit, Inc. (Software)	(a)	4,100	217,710
Microsoft Corp. (Software)		112,100	2,842,856
Novell, Inc. (Software)	(a)	5,300	31,429
Oracle Corp. (Software)		59,000	1,968,830
Red Hat, Inc. (Software)	(a)	2,900	131,631
Salesforce.com, Inc. (Software)	(a)	1,800	240,444
Symantec Corp. (Software)	(a)	11,594	214,953
			33,099,487
MATERIALS - 3.7%
Air Products & Chemicals, Inc. (Chemicals)		3,300	297,594
Airgas, Inc. (Chemicals)		1,100	73,062
CF Industries Holdings, Inc. (Chemicals)		1,100	150,469
Dow Chemical Co. / The (Chemicals)		17,700	668,175
Eastman Chemical Co. (Chemicals)		1,100	109,252
Ecolab, Inc. (Chemicals)		3,500	178,570
E.I. du Pont de Nemours & Co. (Chemicals)		14,000	769,580
FMC Corp. (Chemicals)		1,100	93,423
International Flavors & Fragrances, Inc. (Chemicals)		1,200	74,760
Monsanto Co. (Chemicals)		8,086	584,294
PPG Industries, Inc. (Chemicals)		2,400	228,504

Ohio National Fund, Inc.	S&P 500® Index Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Common Stocks - 99.3%		Shares	Value
Praxair, Inc. (Chemicals)		4,600	467,360
Sherwin-Williams Co. / The (Chemicals)		1,300	109,187
Sigma-Aldrich Corp. (Chemicals)		1,800	114,552
Vulcan Materials Co. (Construction Materials)		2,000	91,200
Ball Corp. (Containers & Packaging)		2,600	93,210
Bemis Co., Inc. (Containers & Packaging)		1,600	52,496
Owens-Illinois, Inc. (Containers & Packaging)	(a)	2,500	75,475
Sealed Air Corp. (Containers & Packaging)		2,400	63,984
AK Steel Holding Corp. (Metals & Mining)		1,700	26,826
Alcoa, Inc. (Metals & Mining)		16,100	284,165
Allegheny Technologies, Inc. (Metals & Mining)		1,500	101,580
Cliffs Natural Resources, Inc. (Metals & Mining)		2,100	206,388
Freeport-McMoRan Copper & Gold, Inc. (Metals & Mining)		14,352	797,254
Newmont Mining Corp. (Metals & Mining)		7,500	409,350
Nucor Corp. (Metals & Mining)		4,800	220,896
Titanium Metals Corp. (Metals & Mining)	(a)	1,400	26,012
United States Steel Corp. (Metals & Mining)		2,200	118,668
International Paper Co. (Paper & Forest Products)		6,700	202,206
MeadWestvaco Corp. (Paper & Forest Products)		2,600	78,858
			6,767,350
TELECOMMUNICATION SERVICES - 3.0%
AT&T, Inc. (Diversified Telecom. Svs.)		89,578	2,741,087
CenturyLink, Inc. (Diversified Telecom. Svs.)		4,646	193,041
Frontier Communications Corp. (Diversified Telecom. Svs.)		15,041	123,637
Qwest Communications International, Inc. (Diversified Telecom. Svs.)		26,600	181,678
Verizon Communications, Inc. (Diversified Telecom. Svs.)		42,900	1,653,366
Windstream Corp. (Diversified Telecom. Svs.)		7,596	97,761
American Tower Corp. Class A (Wireless Telecom. Svs.)	(a)	6,000	310,920
MetroPCS Communications, Inc. (Wireless Telecom. Svs.)	(a)	4,000	64,960
Sprint Nextel Corp. (Wireless Telecom. Svs.)	(a)	45,332	210,340
			5,576,790
UTILITIES - 3.1%
American Electric Power Co., Inc. (Electric Utilities)		7,300	256,522
Duke Energy Corp. (Electric Utilities)		20,136	365,468
Edison International (Electric Utilities)		4,900	179,291
Entergy Corp. (Electric Utilities)		2,700	181,467
Exelon Corp. (Electric Utilities)		10,000	412,400
FirstEnergy Corp. (Electric Utilities)		6,334	234,928
NextEra Energy, Inc. (Electric Utilities)		6,400	352,768
Northeast Utilities (Electric Utilities)		2,700	93,420
Pepco Holdings, Inc. (Electric Utilities)		3,400	63,410
Pinnacle West Capital Corp. (Electric Utilities)		1,600	68,464
PPL Corp. (Electric Utilities)		7,300	184,690
Progress Energy, Inc. (Electric Utilities)		4,400	203,016
Southern Co. (Electric Utilities)		12,800	487,808
Nicor, Inc. (Gas Utilities)		700	37,590
Oneok, Inc. (Gas Utilities)		1,600	107,008
AES Corp. / The (Ind. Power Prod. & Energy Traders)	(a)	10,000	130,000
Constellation Energy Group, Inc. (Ind. Power Prod. & Energy Traders)		3,000	93,390
NRG Energy, Inc. (Ind. Power Prod. & Energy Traders)	(a)	3,800	81,852
Ameren Corp. (Multi-Utilities)		3,600	101,052
CenterPoint Energy, Inc. (Multi-Utilities)		6,400	112,384
CMS Energy Corp. (Multi-Utilities)		3,800	74,632
Consolidated Edison, Inc. (Multi-Utilities)		4,400	223,168
Dominion Resources, Inc. (Multi-Utilities)		8,800	393,360
DTE Energy Co. (Multi-Utilities)		2,600	127,296
Integrys Energy Group, Inc. (Multi-Utilities)		1,212	61,218
NiSource, Inc. (Multi-Utilities)		4,200	80,556
PG&E Corp. (Multi-Utilities)		6,000	265,080
Public Service Enterprise Group, Inc. (Multi-Utilities)		7,700	242,627
SCANA Corp. (Multi-Utilities)		1,700	66,929
Sempra Energy (Multi-Utilities)		3,600	192,600
TECO Energy, Inc. (Multi-Utilities)		3,300	61,908
Wisconsin Energy Corp. (Multi-Utilities)		3,500	106,750
Xcel Energy, Inc. (Multi-Utilities)		7,300	174,397
			5,817,449
Total Common Stocks (Cost $149,370,152)			$183,098,726

Ohio National Fund, Inc.	S&P 500® Index Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Exchange Traded Funds - 0.5%		Shares	Value
SPDR S&P 500 ETF Trust		7,275	$964,010
Total Exchange Traded Funds (Cost $966,962)			$964,010

Total Investments - 99.8% (Cost $150,337,114)	(b)		$184,062,736
Other Assets in Excess of Liabilities - 0.2%			267,708
Net Assets - 100.0%			$184,330,444

Percentages are stated as a percent of net assets.
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.  See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Strategic Value Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Common Stocks - 98.8%		Shares	Value
CONSUMER DISCRETIONARY - 1.9%
McDonald's Corp. (Hotels, Restaurants & Leisure)		6,825	$519,314
CONSUMER STAPLES - 23.6%
Coca-Cola Co. / The (Beverages)		9,315	618,050
ConAgra Foods, Inc. (Food Products)		16,000	380,000
H.J. Heinz Co. (Food Products)		11,875	579,737
Kellogg Co. (Food Products)		5,900	318,482
Unilever PLC (Food Products)	(a)	25,710	783,253
Clorox Co. (Household Products)		3,900	273,273
Kimberly-Clark Corp. (Household Products)		12,575	820,770
Procter & Gamble Co. / The (Household Products)		4,860	299,376
Altria Group, Inc. (Tobacco)		18,920	492,488
Lorillard, Inc. (Tobacco)		5,400	513,054
Philip Morris International, Inc. (Tobacco)		10,735	704,538
Reynolds American, Inc. (Tobacco)		16,020	569,191
			6,352,212
ENERGY - 11.6%
Chevron Corp. (Oil, Gas & Consumable Fuels)		6,150	660,694
ConocoPhillips (Oil, Gas & Consumable Fuels)		10,105	806,985
Royal Dutch Shell PLC (Oil, Gas & Consumable Fuels)	(a)	29,420	1,068,367
Total S.A. (Oil, Gas & Consumable Fuels)	(a)	9,320	567,898
			3,103,944
FINANCIALS - 10.1%
Cincinnati Financial Corp. (Insurance)		10,000	328,000
CommonWealth REIT (Real Estate Investment Trusts)		9,000	233,730
HCP, Inc. (Real Estate Investment Trusts)		6,600	250,404
Health Care REIT, Inc. (Real Estate Investment Trusts)		8,700	456,228
National Retail Properties, Inc. (Real Estate Investment Trusts)		8,500	222,105
Omega Healthcare Investors, Inc. (Real Estate Investment Trusts)		9,200	205,528
Realty Income Corp. (Real Estate Investment Trusts)		6,100	213,195
Senior Housing Properties Trust (Real Estate Investment Trusts)		12,300	283,392
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)		30,400	524,704
			2,717,286
HEALTH CARE - 17.4%
Abbott Laboratories (Pharmaceuticals)		16,250	797,062
AstraZeneca PLC (Pharmaceuticals)	(a)	13,600	624,823
Bristol-Myers Squibb Co. (Pharmaceuticals)		33,375	882,101
Eli Lilly & Co. (Pharmaceuticals)		21,800	766,706
GlaxoSmithKline PLC (Pharmaceuticals)	(a)	46,316	882,541
Johnson & Johnson (Pharmaceuticals)		11,960	708,630
			4,661,863
TELECOMMUNICATION SERVICES - 19.3%
AT&T, Inc. (Diversified Telecom. Svs.)		33,600	1,028,160
BCE, Inc. (Diversified Telecom. Svs.)		21,280	773,060
CenturyLink, Inc. (Diversified Telecom. Svs.)		14,925	620,134
Telefonica SA (Diversified Telecom. Svs.)	(a)	26,564	666,347
Verizon Communications, Inc. (Diversified Telecom. Svs.)		24,620	948,855
Windstream Corp. (Diversified Telecom. Svs.)		32,305	415,765
Vodafone Group PLC - ADR (Wireless Telecom. Svs.)		25,570	735,138
			5,187,459
UTILITIES - 14.9%
Duke Energy Corp. (Electric Utilities)		37,920	688,248
PPL Corp. (Electric Utilities)		17,700	447,810
Progress Energy, Inc. (Electric Utilities)		10,690	493,237
Southern Co. (Electric Utilities)		16,960	646,346
CenterPoint Energy, Inc. (Multi-Utilities)		13,700	240,572

Ohio National Fund, Inc.	Strategic Value Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Common Stocks - 98.8%		Shares	Value
Consolidated Edison, Inc. (Multi-Utilities)		6,000	304,320
Dominion Resources, Inc. (Multi-Utilities)		5,025	224,618
National Grid PLC (Multi-Utilities)	(a)	69,000	656,411
SCANA Corp. (Multi-Utilities)		7,875	310,039
			4,011,601
Total Common Stocks (Cost $23,363,608)			$26,553,679

Money Market Funds - 0.9%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		245,000	$245,000
Total Money Market Funds (Cost $245,000)			$245,000

Total Investments - 99.7% (Cost $23,608,608)	(b)		$26,798,679
Other Assets in Excess of Liabilities - 0.3%			72,706
Net Assets - 100.0%			$26,871,385

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depositary Receipts
Footnotes:
(a) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price.  These fair value estimates are determined by an independent national fair valuation service that has been approved by the Board.  These securities represent $5,249,640 or 19.5% of the Portfolio's net assets.  Other Portfolio securities are not subjected to fair value procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.  See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	High Income Bond Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Corporate Bonds - 97.3%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 31.0%
Affinia Group, Inc. (Auto Components)	(b)	10.750%	08/15/2016	495,000	$564,919
Affinia Group, Inc. (Auto Components)	(b)	9.000%	11/30/2014	125,000	129,375
American Axle & Manufacturing Holdings, Inc. (Auto Components)	(b)	9.250%	01/15/2017	800,000	892,000
American Tire Distributors, Inc. (Auto Components)		9.750%	06/01/2017	500,000	552,500
Cooper-Standard Automotive, Inc. (Auto Components)		8.500%	05/01/2018	775,000	837,000
Dana Holding Corp. (Auto Components)		6.750%	02/15/2021	100,000	100,500
Dana Holding Corp. (Auto Components)		6.500%	02/15/2019	100,000	100,000
Exide Technologies (Auto Components)	(b)	8.625%	02/01/2018	650,000	697,125
Icahn Enterprises LP / Icahn Enterprises Finance Corp. (Auto Components)		8.000%	01/15/2018	775,000	800,187
Lear Corp. (Auto Components)		8.125%	03/15/2020	75,000	82,875
Lear Corp. (Auto Components)		7.875%	03/15/2018	475,000	518,937
Pinafore LLC / Pinafore, Inc. (Auto Components)	(b)	9.000%	10/01/2018	625,000	681,250
Stoneridge, Inc. (Auto Components)	(b)	9.500%	10/15/2017	725,000	804,750
Tenneco, Inc. (Auto Components)		7.750%	08/15/2018	325,000	348,562
Tenneco, Inc. (Auto Components)		6.875%	12/15/2020	450,000	468,000
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. (Auto Components)	(b)	10.625%	09/01/2017	540,000	604,800
TRW Automotive, Inc. (Auto Components)	(b)	8.875%	12/01/2017	425,000	478,125
Uncle Acquisition 2010 Corp. (Auto Components)	(b)	8.625%	02/15/2019	650,000	685,750
Motors Liquidation Co. (Acquired 12/20/2006 through 04/02/2008, Cost $892,369)(Automobiles)	(a)(h)	7.400%	09/01/2025	1,100,000	313,500
Baker & Taylor, Inc. (Distributors)	(b)	11.500%	07/01/2013	275,000	239,250
Hillman Group, Inc. (Distributors)		10.875%	06/01/2018	625,000	696,875
Hillman Group, Inc. (Distributors)	(b)	10.875%	06/01/2018	225,000	250,875
McJunkin Red Man Corp. (Distributors)	(b)	9.500%	12/15/2016	625,000	635,937
Knowledge Learning Corp. (Diversified Consumer Svs.)	(b)	7.750%	02/01/2015	1,100,000	1,094,500
American Casino & Entertainment Properties LLC (Hotels, Restaurants & Leisure)		11.000%	06/15/2014	675,000	721,406
Ameristar Casinos, Inc. (Hotels, Restaurants & Leisure)		9.250%	06/01/2014	875,000	965,781
Ameristar Casinos, Inc. (Hotels, Restaurants & Leisure)	(b)	7.500%	04/15/2021	675,000	669,094
Burger King Corp. (Hotels, Restaurants & Leisure)		9.875%	10/15/2018	325,000	345,719
Caesars Entertainment Operating Co., Inc. (Hotels, Restaurants & Leisure)		11.250%	06/01/2017	1,400,000	1,597,750
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. (Hotels, Restaurants & Leisure)	(b)	9.125%	08/01/2018	975,000	1,062,750
DineEquity, Inc. (Hotels, Restaurants & Leisure)	(b)	9.500%	10/30/2018	1,400,000	1,526,000
Dunkin Finance Corp. (Hotels, Restaurants & Leisure)	(b)	9.625%	12/01/2018	1,113,000	1,139,434
Great Canadian Gaming Corp. (Hotels, Restaurants & Leisure)	(b)	7.250%	02/15/2015	1,325,000	1,358,125
Jacobs Entertainment, Inc. (Hotels, Restaurants & Leisure)		9.750%	06/15/2014	1,100,000	1,116,500
MGM Resorts International (Hotels, Restaurants & Leisure)		7.500%	06/01/2016	1,900,000	1,805,000
MGM Resorts International (Hotels, Restaurants & Leisure)		11.125%	11/15/2017	425,000	488,750
MGM Resorts International (Hotels, Restaurants & Leisure)		10.375%	05/15/2014	50,000	57,500
MGM Resorts International (Hotels, Restaurants & Leisure)		11.375%	03/01/2018	425,000	473,875
NPC International, Inc. (Hotels, Restaurants & Leisure)		9.500%	05/01/2014	1,225,000	1,258,687
Palace Entertainment Holdings LLC / Palace Entertainment Holdings Corp. (Hotels, Restaurants & Leisure)	(b)	8.875%	04/15/2017	150,000	154,125
Peninsula Gaming LLC / Peninsula Gaming Corp. (Hotels, Restaurants & Leisure)		10.750%	08/15/2017	575,000	633,937
Peninsula Gaming LLC / Peninsula Gaming Corp. (Hotels, Restaurants & Leisure)		8.375%	08/15/2015	600,000	643,500
Peninsula Gaming LLC / Peninsula Gaming Corp. (Hotels, Restaurants & Leisure)	(b)	8.375%	08/15/2015	125,000	134,062
Penn National Gaming, Inc. (Hotels, Restaurants & Leisure)		6.750%	03/01/2015	425,000	434,031
Penn National Gaming, Inc. (Hotels, Restaurants & Leisure)		8.750%	08/15/2019	225,000	249,469
San Pasqual Casino (Hotels, Restaurants & Leisure)	(b)	8.000%	09/15/2013	350,000	351,750
Seminole Hard Rock Entertainment, Inc. (Hotels, Restaurants & Leisure)	(b)(e)	2.809%	03/15/2014	1,075,000	1,053,500
The Seminole Tribe of Florida, Inc. (Hotels, Restaurants & Leisure)	(b)	7.804%	10/01/2020	550,000	544,346
The Seminole Tribe of Florida, Inc. (Hotels, Restaurants & Leisure)	(b)	7.750%	10/01/2017	150,000	159,375
Universal City Development Partners Ltd. / UCDP Finance, Inc. (Hotels, Restaurants & Leisure)		8.875%	11/15/2015	800,000	875,000
Universal City Development Partners Ltd. / UCDP Finance, Inc. (Hotels, Restaurants & Leisure)		10.875%	11/15/2016	600,000	676,500
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (Hotels, Restaurants & Leisure)		7.875%	11/01/2017	425,000	457,937
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (Hotels, Restaurants & Leisure)		7.750%	08/15/2020	500,000	532,500
Yonkers Racing Corp. (Hotels, Restaurants & Leisure)	(b)	11.375%	07/15/2016	350,000	391,125
Jarden Corp. (Household Durables)		7.500%	05/01/2017	725,000	777,562
Jarden Corp. (Household Durables)		8.000%	05/01/2016	225,000	247,219
Libbey Glass, Inc. (Household Durables)		10.000%	02/15/2015	719,000	787,305
Norcraft Cos. LP / Norcraft Finance Corp.(Household Durables)		10.500%	12/15/2015	1,100,000	1,181,125
Norcraft Holdings LP / Norcraft Capital Corp. (Household Durables)	(f)	9.750%	09/01/2012	182,000	181,090
Sealy Mattress Co. (Household Durables)		8.250%	06/15/2014	1,425,000	1,446,375
Sealy Mattress Co. (Household Durables)	(b)	10.875%	04/15/2016	325,000	369,687
Simmons Bedding Co. (Household Durables)	(b)	11.250%	07/15/2015	1,200,000	1,300,500
Easton-Bell Sports, Inc. (Leisure Equip. & Products)		9.750%	12/01/2016	1,125,000	1,271,250
CCH II LLC / CCH II Capital Corp. (Media)		13.500%	11/30/2016	450,000	541,125
CCO Holdings, LLC / CCO Holdings Capital Corp. (Media)		8.125%	04/30/2020	75,000	81,937
CCO Holdings, LLC / CCO Holdings Capital Corp. (Media)		7.875%	04/30/2018	1,025,000	1,094,187
CCO Holdings, LLC / CCO Holdings Capital Corp. (Media)		7.000%	01/15/2019	125,000	128,750
CCO Holdings, LLC / CCO Holdings Capital Corp. (Media)	(b)	7.000%	01/15/2019	300,000	308,250

Ohio National Fund, Inc.	High Income Bond Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Corporate Bonds - 97.3%		Rate	Maturity	Face Amount	Value
Cequel Communications Holdings I LLC and Cequel Capital Corp. (Media)	(b)	8.625%	11/15/2017	175,000	183,312
Cinemark U.S.A, Inc. (Media)		8.625%	06/15/2019	950,000	1,042,625
Citadel Broadcasting Corp. (Media)	(b)	7.750%	12/15/2018	150,000	163,312
Clear Channel Communications, Inc. (Media)	(b)	9.000%	03/01/2021	425,000	426,062
Clear Channel Worldwide Holdings, Inc. (Media)		9.250%	12/15/2017	925,000	1,018,656
Clear Channel Worldwide Holdings, Inc. (Media)		9.250%	12/15/2017	325,000	356,687
DISH DBS Corp. (Media)		6.625%	10/01/2014	650,000	689,812
Entravision Communications Corp. (Media)		8.750%	08/01/2017	475,000	508,250
Fox Acquisition Sub LLC (Media)	(b)	13.375%	07/15/2016	875,000	980,000
Insight Communications Co., Inc. (Media)	(b)	9.375%	07/15/2018	675,000	752,625
Intelsat Intermediate Holding Co. S.A. (Media)	(f)	9.500%	02/01/2015	2,200,000	2,288,000
Intelsat Jackson Holdings, S.A. (Media)		11.250%	06/15/2016	2,025,000	2,169,281
Intelsat Jackson Holdings, S.A. (Media)	(b)	8.500%	11/01/2019	675,000	729,000
Intelsat Jackson Holdings, S.A. (Media)	(b)	7.250%	04/01/2019	700,000	704,375
Intelsat Jackson Holdings, S.A. (Media)	(b)	7.500%	04/01/2021	450,000	453,375
Interpublic Group of Cos., Inc. / The (Media)		10.000%	07/15/2017	450,000	537,750
Lamar Media Corp. (Media)		6.625%	08/15/2015	950,000	973,750
Lamar Media Corp. (Media)		6.625%	08/15/2015	375,000	384,375
MDC Partners, Inc. (Media)		11.000%	11/01/2016	1,025,000	1,153,125
MediMedia USA, Inc. (Media)	(b)	11.375%	11/15/2014	1,225,000	1,096,375
Nexstar Broadcasting, Inc. / Mission Broadcasting, Inc. (Media)		8.875%	04/15/2017	550,000	598,125
Nexstar Broadcasting, Inc. (Media)		7.000%	01/15/2014	225,000	220,781
Nexstar Broadcasting, Inc. (Media)		7.000%	01/15/2014	433,346	423,596
Nielsen Finance LLC / Nielsen Finance Co. (Media)		11.500%	05/01/2016	585,000	691,762
Nielsen Finance LLC / Nielsen Finance Co. (Media)		11.625%	02/01/2014	293,000	346,472
Nielsen Finance LLC / Nielsen Finance Co. (Media)	(b)	7.750%	10/15/2018	400,000	431,000
ProQuest LLC / ProQuest Notes Co. (Media)	(b)	9.000%	10/15/2018	750,000	776,250
Rainbow National Services LLC (Media)	(b)	10.375%	09/01/2014	639,000	664,560
Regal Cinemas Corp. (Media)		8.625%	07/15/2019	1,050,000	1,132,687
Sirius XM Radio, Inc. (Media)	(b)	8.750%	04/01/2015	1,000,000	1,130,000
Virgin Media Finance PLC (Media)		9.500%	08/15/2016	1,025,000	1,171,062
Visant Corp. (Media)		10.000%	10/01/2017	1,775,000	1,925,875
XM Satellite Radio, Inc. (Media)	(b)	13.000%	08/01/2014	450,000	536,625
XM Satellite Radio, Inc. (Media)	(b)	7.625%	11/01/2018	475,000	503,500
Dollar General Corp. (Multiline Retail)	(d)	11.875%	07/15/2017	635,000	735,012
Macy's Retail Holdings, Inc. (Multiline Retail)		6.650%	07/15/2024	175,000	179,375
Macy's Retail Holdings, Inc. (Multiline Retail)		7.000%	02/15/2028	100,000	101,500
Macy's Retail Holdings, Inc. (Multiline Retail)		6.900%	01/15/2032	50,000	50,000
QVC, Inc. (Multiline Retail)	(b)	7.500%	10/01/2019	1,025,000	1,081,375
QVC, Inc. (Multiline Retail)	(b)	7.125%	04/15/2017	200,000	211,000
Toys "R" Us Property Co. I LLC (Multiline Retail)		10.750%	07/15/2017	1,275,000	1,453,500
CDW Escrow Corp. (Specialty Retail)	(b)	8.500%	04/01/2019	1,850,000	1,856,937
Express LLC / Express Finance Corp. (Specialty Retail)		8.750%	03/01/2018	550,000	599,500
Giraffe Acquisition Corp. (Specialty Retail)	(b)	9.125%	12/01/2018	900,000	877,500
Limited Brands, Inc. (Specialty Retail)		8.500%	06/15/2019	525,000	605,062
Needle Merger Sub Corp. (Specialty Retail)	(b)	8.125%	03/15/2019	975,000	989,625
Penske Automotive Group, Inc. (Specialty Retail)		7.750%	12/15/2016	1,275,000	1,324,406
PETCO Animal Supplies Stores, Inc. (Specialty Retail)	(b)	9.250%	12/01/2018	1,350,000	1,451,250
Sally Holdings LLC / Sally Capital, Inc. (Specialty Retail)		10.500%	11/15/2016	1,250,000	1,365,625
Yankee Candle Co., Inc. (Specialty Retail)		8.500%	02/15/2015	200,000	208,500
Yankee Candle Co., Inc. (Specialty Retail)		9.750%	02/15/2017	1,725,000	1,843,594
YCC Holdings LLC / Yankee Finance, Inc. (Specialty Retail)	(b)(d)	10.250%	02/15/2016	300,000	303,750
					86,572,035
CONSUMER STAPLES - 3.9%
General Nutrition Centers, Inc. (Food & Staples Retailing)		10.750%	03/15/2015	100,000	100,000
B&G Foods, Inc. (Food Products)		7.625%	01/15/2018	525,000	568,312
Blue Merger Sub, Inc. (Food Products)	(b)	7.625%	02/15/2019	550,000	560,312
Darling International, Inc. (Food Products)	(b)	8.500%	12/15/2018	125,000	136,562
Dean Foods Co. (Food Products)		7.000%	06/01/2016	1,400,000	1,342,250
Dean Foods Co. (Food Products)	(b)	9.750%	12/15/2018	700,000	721,875
Michael Foods, Inc. (Food Products)	(b)	9.750%	07/15/2018	1,275,000	1,399,312
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. (Food Products)		9.250%	04/01/2015	875,000	917,656
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. (Food Products)		10.625%	04/01/2017	425,000	457,937
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. (Food Products)		8.250%	09/01/2017	500,000	525,000
Reddy Ice Corp. (Food Products)		11.250%	03/15/2015	100,000	104,750
Smithfield Foods, Inc. (Food Products)		7.750%	07/01/2017	725,000	783,000
TreeHouse Foods, Inc. (Food Products)		7.750%	03/01/2018	325,000	351,000
Central Garden and Pet Co. (Household Products)		8.250%	03/01/2018	725,000	763,062
Spectrum Brands, Inc. (Household Products)	(b)	9.500%	06/15/2018	300,000	332,250
Spectrum Brands Holdings, Inc. (Household Products)	(d)	12.000%	08/28/2019	1,221,650	1,368,248
Prestige Brands, Inc. (Personal Products)	(b)	8.250%	04/01/2018	525,000	556,500
					10,988,026
ENERGY - 8.5%
Aquilex Holdings LLC / Aquilex Finance Corp. (Energy Equip. & Svs.)		11.125%	12/15/2016	575,000	610,219
Basic Energy Services, Inc. (Energy Equip. & Svs.)		7.125%	04/15/2016	850,000	867,000
Basic Energy Services, Inc. (Energy Equip. & Svs.)	(b)	7.750%	02/15/2019	125,000	129,062
Cie Generale de Geophysique - Veritas (Energy Equip. & Svs.)		7.750%	05/15/2017	1,100,000	1,161,875
Cie Generale de Geophysique - Veritas (Energy Equip. & Svs.)		9.500%	05/15/2016	400,000	448,000
Complete Production Services, Inc. (Energy Equip. & Svs.)		8.000%	12/15/2016	600,000	636,000
Crosstex Energy LP / Crosstex Energy Finance Corp. (Energy Equip. & Svs.)		8.875%	02/15/2018	1,275,000	1,396,125
Dresser-Rand Group, Inc. (Energy Equip. & Svs.)	(b)	6.500%	05/01/2021	375,000	388,594
Frac Tech Services LLC / Frac Tech Finance, Inc. (Energy Equip. & Svs.)	(b)	7.125%	11/15/2018	125,000	128,437

Ohio National Fund, Inc.	High Income Bond Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Corporate Bonds - 97.3%		Rate	Maturity	Face Amount	Value
PHI, Inc. (Energy Equip. & Svs.)		8.625%	10/15/2018	775,000	814,719
ATP Oil & Gas Corp. (Oil, Gas & Consumable Fuels)		11.875%	05/01/2015	1,050,000	1,107,750
Berry Petroleum Co. (Oil, Gas & Consumable Fuels)		6.750%	11/01/2020	150,000	155,062
Chaparral Energy, Inc. (Oil, Gas & Consumable Fuels)	(b)	9.875%	10/01/2020	750,000	836,250
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		6.875%	11/15/2020	425,000	461,125
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		9.500%	02/15/2015	425,000	529,125
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		6.625%	08/15/2020	250,000	267,500
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		6.875%	08/15/2018	325,000	355,062
Coffeyville Resources LLC / Coffeyville Finance, Inc. (Oil, Gas & Consumable Fuels)	(b)	10.875%	04/01/2017	875,000	999,687
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)		7.750%	04/01/2019	550,000	560,312
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)		7.000%	01/15/2021	525,000	553,875
Copano Energy LLC Finance Corp. (Oil, Gas & Consumable Fuels)		7.125%	04/01/2021	300,000	304,500
Denbury Resources, Inc. (Oil, Gas & Consumable Fuels)		8.250%	02/15/2020	273,000	306,442
Denbury Resources, Inc. (Oil, Gas & Consumable Fuels)		9.750%	03/01/2016	125,000	141,562
Denbury Resources, Inc. (Oil, Gas & Consumable Fuels)		6.375%	08/15/2021	275,000	282,562
Energy Transfer Equity LP (Oil, Gas & Consumable Fuels)		7.500%	10/15/2020	975,000	1,065,187
EXCO Resources, Inc. (Oil, Gas & Consumable Fuels)		7.500%	09/15/2018	400,000	408,000
Hilcorp Energy I LP / Hilcorp Finance Co. (Oil, Gas & Consumable Fuels)	(b)	7.750%	11/01/2015	400,000	416,000
Holly Energy Partners LP / Holly Energy Finance Corp. (Oil, Gas & Consumable Fuels)		6.250%	03/01/2015	650,000	650,000
Inergy LP / Inergy Finance Corp. (Oil, Gas & Consumable Fuels)		8.750%	03/01/2015	276,000	299,460
Inergy LP / Inergy Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	7.000%	10/01/2018	250,000	261,250
Inergy LP / Inergy Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	6.875%	08/01/2021	600,000	626,250
Linn Energy LLC / Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	8.625%	04/15/2020	675,000	752,625
Linn Energy LLC / Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	7.750%	02/01/2021	500,000	536,250
Niska Gas Storage US LLC / Niska Gas Storage Canada ULC (Oil, Gas & Consumable Fuels)		8.875%	03/15/2018	1,125,000	1,229,062
Petrohawk Energy Corp. (Oil, Gas & Consumable Fuels)	(b)	7.250%	08/15/2018	325,000	336,375
Petrohawk Energy Corp. (Oil, Gas & Consumable Fuels)		7.250%	08/15/2018	1,025,000	1,060,875
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		6.875%	05/01/2018	300,000	327,138
Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels)		7.000%	03/15/2017	125,000	129,687
Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels)		7.750%	06/15/2015	600,000	629,250
Range Resources Corp. (Oil, Gas & Consumable Fuels)		6.375%	03/15/2015	100,000	102,500
Range Resources Corp. (Oil, Gas & Consumable Fuels)		7.500%	05/15/2016	150,000	156,375
Regency Energy Partners LP Finance Corp. (Oil, Gas & Consumable Fuels)		6.875%	12/01/2018	275,000	294,250
Regency Energy Partners LP Finance Corp. (Oil, Gas & Consumable Fuels)		9.375%	06/01/2016	600,000	685,500
Sandridge Energy, Inc. (Oil, Gas & Consumable Fuels)	(b)	9.875%	05/15/2016	100,000	111,500
Southern Star Central Corp. (Oil, Gas & Consumable Fuels)		6.750%	03/01/2016	225,000	229,500
					23,747,879
FINANCIALS - 7.6%
Nuveen Investments, Inc. (Capital Markets)		10.500%	11/15/2015	1,900,000	1,961,750
CIT Group, Inc. (Commercial Banks)		7.000%	05/01/2017	5,500,000	5,520,625
CIT Group, Inc. (NJ) (Commercial Banks)	(b)	6.625%	04/01/2018	275,000	279,407
Ally Financial, Inc. (Consumer Finance)		7.000%	02/01/2012	625,000	646,094
Ally Financial, Inc. (Consumer Finance)		6.875%	09/15/2011	800,000	817,000
Ally Financial, Inc. (Consumer Finance)		8.000%	11/01/2031	225,000	246,375
GMAC, Inc. (Consumer Finance)	(b)	7.500%	09/15/2020	250,000	267,812
GMAC, Inc. (Consumer Finance)	(b)	6.250%	12/01/2017	300,000	306,000
Ally Financial, Inc. (Consumer Finance)		8.300%	02/12/2015	2,425,000	2,664,469
Ally Financial, Inc. (Consumer Finance)		8.000%	03/15/2020	375,000	409,219
Ford Motor Credit Co. LLC (Consumer Finance)		8.000%	12/15/2016	3,425,000	3,892,509
Ford Motor Credit Co. LLC (Consumer Finance)		8.000%	06/01/2014	650,000	723,425
Ford Motor Credit Co. LLC (Consumer Finance)		7.500%	08/01/2012	400,000	426,642
Ford Motor Credit Co. LLC (Consumer Finance)		8.125%	01/15/2020	150,000	172,092
Interactive Data Corp. (Diversified Financial Svs.)	(b)	10.250%	08/01/2018	725,000	817,438
Trans Union LLC / TransUnion Financing Corp. (Diversified Financial Svs.)	(b)	11.375%	06/15/2018	350,000	401,625
Host Hotels & Resorts LP (Real Estate Investment Trusts)		7.125%	11/01/2013	112,000	114,240
Host Hotels & Resorts LP (Real Estate Investment Trusts)		6.375%	03/15/2015	175,000	179,594
Host Hotels & Resorts LP (Real Estate Investment Trusts)		6.750%	06/01/2016	100,000	103,625
Host Hotels & Resorts LP (Real Estate Investment Trusts)		6.875%	11/01/2014	250,000	260,000
Ventas Realty LP l Corp. (Real Estate Investment Trusts)		6.500%	06/01/2016	325,000	336,794
Ventas Realty LP l Corp. (Real Estate Investment Trusts)		6.750%	04/01/2017	375,000	398,072
Ventas Realty LP l Corp. (Real Estate Investment Trusts)		6.500%	06/01/2016	225,000	232,861
					21,177,668
HEALTH CARE - 8.1%
Giant Funding Corp. (Biotechnology)	(b)	8.250%	02/01/2018	450,000	464,063
Alere, Inc. (Health Care Equip. & Supplies)		7.875%	02/01/2016	525,000	550,594
Alere, Inc. (Health Care Equip. & Supplies)		9.000%	05/15/2016	925,000	989,750
Bausch & Lomb, Inc. (Health Care Equip. & Supplies)		9.875%	11/01/2015	950,000	1,023,625
Biomet, Inc. (Health Care Equip. & Supplies)		11.625%	10/15/2017	2,425,000	2,716,000
VWR Funding, Inc. (Health Care Equip. & Supplies)	(d)	10.250%	07/15/2015	1,804,843	1,917,646
CRC Health Corp. (Health Care Providers & Svs.)		10.750%	02/01/2016	550,000	559,625
Fresenius US Finance II, Inc. (Health Care Providers & Svs.)	(b)	9.000%	07/15/2015	325,000	374,156
HCA Holdings, Inc. (Health Care Providers & Svs.)	(b)	7.750%	05/15/2021	400,000	419,000
HCA, Inc. (Health Care Providers & Svs.)		7.500%	11/06/2033	225,000	207,563
HCA, Inc. (Health Care Providers & Svs.)		9.250%	11/15/2016	550,000	594,688
HCA, Inc. (Health Care Providers & Svs.)	(d)	9.625%	11/15/2016	4,251,516	4,591,637
HCA, Inc. (Health Care Providers & Svs.)		7.875%	02/15/2020	275,000	300,438
HCA, Inc. (Health Care Providers & Svs.)		9.875%	02/15/2017	225,000	253,125
MultiPlan, Inc. (Health Care Providers & Svs.)	(b)	9.875%	09/01/2018	1,375,000	1,478,125
Omnicare, Inc. (Health Care Providers & Svs.)		6.875%	12/15/2015	775,000	798,250

Ohio National Fund, Inc.	High Income Bond Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Corporate Bonds - 97.3%		Rate	Maturity	Face Amount	Value
Omnicare, Inc. (Health Care Providers & Svs.)		7.750%	06/01/2020	475,000	505,875
STHI Holding Corp. (Health Care Providers & Svs.)	(b)	8.000%	03/15/2018	200,000	208,000
United Surgical Partners International, Inc. (Health Care Providers & Svs.)	(d)	9.250%	05/01/2017	1,250,000	1,328,125
Universal Hospital Services, Inc. (Health Care Providers & Svs.)	(d)	8.500%	06/01/2015	1,150,000	1,206,063
Universal Hospital Services, Inc. (Health Care Providers & Svs.)	(e)	3.834%	06/01/2015	150,000	146,250
Vanguard Health Holding Co. II LLC / Vanguard Holding Co II, Inc. (Health Care Providers & Svs.)		8.000%	02/01/2018	1,450,000	1,491,688
Bio-Rad Laboratories, Inc. (Life Sciences Tools & Svs.)		8.000%	09/15/2016	300,000	333,750
					22,458,036
INDUSTRIALS - 13.5%
Alliant Techsystems, Inc. (Aerospace & Defense)		6.750%	04/01/2016	500,000	515,625
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. (Aerospace & Defense)		9.750%	04/01/2017	150,000	110,625
L-3 Communications Corp. (Aerospace & Defense)		6.375%	10/15/2015	225,000	232,875
Sequa Corp. (Aerospace & Defense)	(b)	11.750%	12/01/2015	300,000	325,500
Sequa Corp. (Aerospace & Defense)	(b)	13.500%	12/01/2015	183,054	200,902
TransDigm, Inc. (Aerospace & Defense)	(b)	7.750%	12/15/2018	1,475,000	1,591,156
CEVA Group PLC (Air Freight & Logistics)	(b)	11.625%	10/01/2016	300,000	331,500
CHC Helicopter S.A. (Air Freight & Logistics)	(b)	9.250%	10/15/2020	850,000	879,750
American Standard Americas (Building Products)	(b)	10.750%	01/15/2016	100,000	107,250
Associated Materials, Inc. (Building Products)	(b)	9.125%	11/01/2017	400,000	429,000
Building Materials Corp. of America (Building Products)	(b)	7.500%	03/15/2020	225,000	235,125
Griffon Corp. (Building Products)	(b)	7.125%	04/01/2018	550,000	562,375
Nortek, Inc. (Building Products)		11.000%	12/01/2013	725,000	770,313
Nortek, Inc. (Building Products)	(b)	10.000%	12/01/2018	425,000	460,063
Ply Gem Industries, Inc. (Building Products)	(b)	8.250%	02/15/2018	700,000	722,750
RBS Global, Inc. (Building Products)		8.500%	05/01/2018	1,250,000	1,356,250
Reliance Intermediate Holdings LP (Building Products)	(b)	9.500%	12/15/2019	550,000	606,375
Thermon Industries, Inc. (Building Products)		9.500%	05/01/2017	575,000	623,875
Altegrity, Inc. (Commercial Svs. & Supplies)	(b)	11.750%	05/01/2016	750,000	806,250
Altegrity, Inc. (Commercial Svs. & Supplies)	(b)	10.500%	11/01/2015	425,000	452,625
ARAMARK Corp. (Commercial Svs. & Supplies)		8.500%	02/01/2015	1,150,000	1,204,625
ARAMARK Corp. (Commercial Svs. & Supplies)	(e)	3.804%	02/01/2015	250,000	248,750
Diversey Holdings, Inc. (Commercial Svs. & Supplies)		10.500%	05/15/2020	975,000	1,137,094
Diversey, Inc. (Commercial Svs. & Supplies)		8.250%	11/15/2019	350,000	377,125
Garda World Security Corp. (Commercial Svs. & Supplies)	(b)	9.750%	03/15/2017	1,075,000	1,163,688
International Lease Finance Corp. (Commercial Svs. & Supplies)	(b)	9.000%	03/15/2017	2,425,000	2,734,188
International Lease Finance Corp. (Commercial Svs. & Supplies)	(b)	8.875%	09/15/2015	450,000	496,125
International Lease Finance Corp. (Commercial Svs. & Supplies)		8.875%	09/01/2017	250,000	283,125
International Lease Finance Corp. (Commercial Svs. & Supplies)		8.250%	12/15/2020	275,000	301,813
KAR Auction Services, Inc. (Commercial Svs. & Supplies)		8.750%	05/01/2014	1,000,000	1,037,500
KAR Auction Services, Inc. (Commercial Svs. & Supplies)		10.000%	05/01/2015	7,000	7,411
Maxim Crane Works, L.P. (Commercial Svs. & Supplies)	(b)	12.250%	04/15/2015	800,000	830,000
RSC Equipment Rental, Inc. / RSC Holdings III LLC (Commercial Svs. & Supplies)		9.500%	12/01/2014	304,000	319,960
RSC Equipment Rental, Inc. / RSC Holdings III LLC (Commercial Svs. & Supplies)	(b)	10.000%	07/15/2017	175,000	200,375
RSC Equipment Rental, Inc. / RSC Holdings III LLC (Commercial Svs. & Supplies)		10.250%	11/15/2019	475,000	543,875
RSC Equipment Rental, Inc. / RSC Holdings III LLC (Commercial Svs. & Supplies)	(b)	8.250%	02/01/2021	200,000	209,000
SGS International, Inc. (Commercial Svs. & Supplies)		12.000%	12/15/2013	900,000	930,375
United Rentals North America, Inc. (Commercial Svs. & Supplies)		8.375%	09/15/2020	925,000	971,250
West Corp. (Commercial Svs. & Supplies)		11.000%	10/15/2016	1,325,000	1,431,000
West Corp. (Commercial Svs. & Supplies)	(b)	8.625%	10/01/2018	175,000	185,063
West Corp. (Commercial Svs. & Supplies)	(b)	7.875%	01/15/2019	800,000	817,000
Atkore International, Inc. (Electrical Equip.)	(b)	9.875%	01/01/2018	275,000	294,938
Belden, Inc. (Electrical Equip.)		7.000%	03/15/2017	450,000	462,938
Belden, Inc. (Electrical Equip.)		9.250%	06/15/2019	200,000	222,750
CommScope, Inc. (Electrical Equip.)	(b)	8.250%	01/15/2019	950,000	997,500
General Cable Corp. (Electrical Equip.)		7.125%	04/01/2017	600,000	621,750
International Wire Group, Inc. (Electrical Equip.)	(b)	9.750%	04/15/2015	625,000	666,406
Sensus USA, Inc. (Electrical Equip.)		8.625%	12/15/2013	525,000	535,500
Viasystems, Inc. (Electrical Equip.)	(b)	12.000%	01/15/2015	525,000	595,875
Amsted Industries, Inc. (Machinery)	(b)	8.125%	03/15/2018	200,000	214,250
Case New Holland, Inc. (Machinery)	(b)	7.875%	12/01/2017	225,000	251,156
Meritor, Inc. (Machinery)		10.625%	03/15/2018	775,000	875,750
Mueller Water Products, Inc. (Machinery)		7.375%	06/01/2017	525,000	515,813
Mueller Water Products, Inc. (Machinery)		8.750%	09/01/2020	600,000	670,500
Navistar International Corp. (Machinery)		8.250%	11/01/2021	400,000	445,500
Stena AB (Marine)		7.000%	12/01/2016	175,000	175,000
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. (Road & Rail)		9.625%	03/15/2018	925,000	1,026,750
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. (Road & Rail)		8.250%	01/15/2019	575,000	605,188
Hertz Corp. / The (Road & Rail)		8.875%	01/01/2014	299,000	307,970
Hertz Corp. / The (Road & Rail)	(b)	7.500%	10/15/2018	100,000	104,000
Hertz Corp. / The (Road & Rail)	(b)	6.750%	04/15/2019	1,025,000	1,021,156
Kansas City Southern Railway (Road & Rail)		8.000%	06/01/2015	250,000	272,500
Interline Brands, Inc. (Trading Companies & Distributors)		7.000%	11/15/2018	250,000	257,500
					37,890,216
INFORMATION TECHNOLOGY - 8.6%
Seagate HDD Cayman (Computers & Peripherals)	(b)	6.875%	05/01/2020	375,000	375,938
Seagate HDD Cayman (Computers & Peripherals)	(b)	7.750%	12/15/2018	400,000	416,000
Seagate Technology HDD Holdings (Computers & Peripherals)		6.800%	10/01/2016	575,000	605,906
Cleaver-Brooks, Inc. (Electronic Equip., Instr. & Comp.)	(b)	12.250%	05/01/2016	775,000	817,625

Ohio National Fund, Inc.	High Income Bond Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Corporate Bonds - 97.3%		Rate	Maturity	Face Amount	Value
Kemet Corp. (Electronic Equip., Instr. & Comp.)		10.500%	05/01/2018	800,000	906,000
Bankrate, Inc. (Internet Software & Svs.)	(b)	11.750%	07/15/2015	500,000	571,250
Terremark Worldwide, Inc. (Internet Software & Svs.)		12.000%	06/15/2017	875,000	1,087,188
Ceridian Corp. (IT Svs.)		11.250%	11/15/2015	450,000	470,250
CompuCom Systems, Inc. (IT Svs.)	(b)	12.500%	10/01/2015	1,125,000	1,222,031
Fidelity National Information Services, Inc. (IT Svs.)		7.875%	07/15/2020	125,000	137,188
Fidelity National Information Services, Inc. (IT Svs.)		7.625%	07/15/2017	1,025,000	1,115,969
iPayment, Inc. (IT Svs.)		9.750%	05/15/2014	350,000	350,000
Lender Processing Services, Inc. (IT Svs.)		8.125%	07/01/2016	775,000	810,844
Mantech International Corp. (IT Svs.)		7.250%	04/15/2018	200,000	211,000
Sitel LLC / Sitel Finance Corp. (IT Svs.)	(b)	11.500%	04/01/2018	1,075,000	1,006,469
Stream Global Services, Inc. (IT Svs.)		11.250%	10/01/2014	775,000	833,125
SunGard Data Systems, Inc. (IT Svs.)		10.250%	08/15/2015	1,250,000	1,315,625
SunGard Data Systems, Inc. (IT Svs.)		10.625%	05/15/2015	975,000	1,073,719
SunGard Data Systems, Inc. (IT Svs.)	(b)	7.375%	11/15/2018	175,000	179,813
SunGard Data Systems, Inc. (IT Svs.)	(b)	7.625%	11/15/2020	175,000	180,688
Unisys Corp. (IT Svs.)		12.500%	01/15/2016	225,000	253,688
Advanced Micro Devices, Inc. (Semiconductors & Equip.)		8.125%	12/15/2017	725,000	757,625
Advanced Micro Devices, Inc. (Semiconductors & Equip.)		7.750%	08/01/2020	175,000	180,688
Freescale Semiconductor, Inc. (Semiconductors & Equip.)	(b)	9.250%	04/15/2018	725,000	797,500
Freescale Semiconductor, Inc. (Semiconductors & Equip.)	(b)	10.750%	08/01/2020	1,125,000	1,268,438
MagnaChip Semiconductor SA / MagnaChip Semiconductor Finance Co. (Semiconductors & Equip.)		10.500%	04/15/2018	925,000	1,038,313
Spansion LLC (Semiconductors & Equip.)	(b)	7.875%	11/15/2017	900,000	920,250
Activant Solutions, Inc. (Software)		9.500%	05/01/2016	800,000	828,000
Allen Systems Group, Inc. (Software)	(b)	10.500%	11/15/2016	1,075,000	1,096,500
Aspect Software, Inc. (Software)	(b)	10.625%	05/15/2017	950,000	1,021,250
Serena Software, Inc. (Software)		10.375%	03/15/2016	850,000	898,875
SS&C Technologies, Inc. (Software)		11.750%	12/01/2013	163,000	169,316
SSI Investments II / SSI Co-Issuer LLC (Software)		11.125%	06/01/2018	1,025,000	1,153,125
					24,070,196
MATERIALS - 9.0%
Celanese U.S. Holdings LLC (Chemicals)	(b)	6.625%	10/15/2018	150,000	154,875
Ferro Corp. (Chemicals)		7.875%	08/15/2018	500,000	532,500
Hexion U.S. Finance Corp. / Hexion Nova Scotia Finance ULC (Chemicals)		8.875%	02/01/2018	1,150,000	1,221,875
Hexion U.S. Finance Corp. / Hexion Nova Scotia Finance ULC (Chemicals)	(b)	9.000%	11/15/2020	250,000	259,844
Huntsman International LLC (Chemicals)		5.500%	06/30/2016	725,000	715,938
Huntsman International LLC (Chemicals)		8.625%	03/15/2020	550,000	602,250
Huntsman International LLC (Chemicals)	(b)	8.625%	03/15/2021	525,000	574,875
Koppers, Inc. (Chemicals)		7.875%	12/01/2019	575,000	626,750
Momentive Performance Materials, Inc. (Chemicals)	(b)	9.000%	01/15/2021	675,000	699,469
Nalco Co. (Chemicals)		8.250%	05/15/2017	575,000	631,063
Nalco Co. (Chemicals)	(b)	6.625%	01/15/2019	250,000	258,438
OMNOVA Solutions, Inc. (Chemicals)	(b)	7.875%	11/01/2018	250,000	254,375
OXEA Finance & Cy SCA (Chemicals)	(b)	9.500%	07/15/2017	700,000	766,500
Polymer Group, Inc. (Chemicals)	(b)	7.750%	02/01/2019	100,000	103,625
The Scotts Miracle-Gro Co. (Chemicals)	(b)	6.625%	12/15/2020	550,000	567,188
Solutia, Inc. (Chemicals)		8.750%	11/01/2017	1,025,000	1,132,625
Solutia, Inc. (Chemicals)		7.875%	03/15/2020	150,000	163,500
Union Carbide Corp. (Chemicals)		7.875%	04/01/2023	100,000	110,632
Union Carbide Corp. (Chemicals)		7.500%	06/01/2025	50,000	53,477
Vertellus Specialties, Inc. (Chemicals)	(b)	9.375%	10/01/2015	375,000	402,188
Ardagh Packaging Finance Plc (Containers & Packaging)	(b)	9.125%	10/15/2020	1,000,000	1,087,500
Berry Plastics Corp. (Containers & Packaging)		9.500%	05/15/2018	550,000	550,000
BWAY Holding Co. (Containers & Packaging)	(b)	10.000%	06/15/2018	900,000	994,500
BWAY Parent Co., Inc. (Containers & Packaging)	(b)(d)	10.125%	11/01/2015	575,000	595,125
Cascades, Inc. (Containers & Packaging)		7.875%	01/15/2020	400,000	424,000
Crown Americas LLC / Crown Americas Capital Corp. II (Containers & Packaging)		7.625%	05/15/2017	75,000	81,938
Crown Americas LLC / Crown Americas Capital Corp. III (Containers & Packaging)	(b)	6.250%	02/01/2021	450,000	460,125
Graham Packaging Co. LP / GPC Capital Corp. I (Containers & Packaging)		8.250%	10/01/2018	425,000	457,938
Graham Packaging Co. LP / GPC Capital Corp. I (Containers & Packaging)		8.250%	01/01/2017	1,200,000	1,293,000
Graphic Packaging International, Inc. (Containers & Packaging)		9.500%	08/15/2013	460,000	472,650
Graphic Packaging International, Inc. (Containers & Packaging)		9.500%	06/15/2017	950,000	1,059,250
Greif, Inc. (Containers & Packaging)		7.750%	08/01/2019	475,000	521,313
Owens-Brockway Glass Container, Inc. (Containers & Packaging)		7.375%	05/15/2016	200,000	220,250
Packaging Dynamics Corp. (Containers & Packaging)	(b)	8.750%	02/01/2016	750,000	770,625
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (Containers & Packaging)	(b)	7.750%	10/15/2016	1,100,000	1,168,750
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (Containers & Packaging)	(b)	8.500%	05/15/2018	775,000	788,563
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (Containers & Packaging)	(b)	9.000%	04/15/2019	675,000	702,000
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (Containers & Packaging)	(b)	7.125%	04/15/2019	175,000	180,250
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (Containers & Packaging)	(b)	8.250%	02/15/2021	100,000	99,500
Rock-Tenn Co. (Containers & Packaging)		9.250%	03/15/2016	450,000	497,250
Compass Minerals International, Inc. (Metals & Mining)		8.000%	06/01/2019	275,000	301,125
Boise Paper Holdings LLC Co. (Paper & Forest Products)		9.000%	11/01/2017	750,000	836,250
Clearwater Paper Corp. (Paper & Forest Products)		10.625%	06/15/2016	125,000	141,875
Clearwater Paper Corp. (Paper & Forest Products)	(b)	7.125%	11/01/2018	125,000	131,563
Georgia-Pacific Corp. (Paper & Forest Products)	(b)	8.250%	05/01/2016	900,000	1,019,250
PE Paper Escrow GmbH (Paper & Forest Products)	(b)	12.000%	08/01/2014	375,000	431,852
					25,118,429
TELECOMMUNICATION SERVICES - 4.8%
GXS Worldwide, Inc. (Diversified Telecom. Svs.)		9.750%	06/15/2015	1,150,000	1,175,875
tw telecom holdings, Inc. (Diversified Telecom. Svs.)		8.000%	03/01/2018	375,000	406,406
Windstream Corp. (Diversified Telecom. Svs.)		8.125%	09/01/2018	650,000	697,125

Ohio National Fund, Inc.	High Income Bond Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Corporate Bonds - 97.3%		Rate	Maturity	Face Amount	Value
Buccaneer Merger Sub, Inc. (Wireless Telecom. Svs.)	(b)	9.125%	01/15/2019	900,000	958,500
Digicel Group Ltd. (Acquired 01/09/2009 through 07/15/2009, Cost $343,318)(Wireless Telecom. Svs.)	(b)(g)(i)	8.875%	01/15/2015	425,000	444,763
Digicel Group Ltd. (Acquired 02/22/2009 through 07/01/2010, Cost $967,559)(Wireless Telecom. Svs.)	(b)(g)(i)	9.125%	01/15/2015	987,000	1,036,350
Digicel Ltd. (Acquired 03/06/2009 through 01/05/2010, Cost $653,578)(Wireless Telecom. Svs.)	(b)(g)(i)	12.000%	04/01/2014	650,000	765,375
Digicel Ltd. (Acquired 11/23/2009 through 06/25/2009, Cost $414,173)(Wireless Telecom. Svs.)	(b)(g)(i)	8.250%	09/01/2017	425,000	452,625
MetroPCS Wireless, Inc. (Wireless Telecom. Svs.)		7.875%	09/01/2018	925,000	994,375
MetroPCS Wireless, Inc. (Wireless Telecom. Svs.)		6.625%	11/15/2020	650,000	650,813
Nextel Communications, Inc. (Wireless Telecom. Svs.)		7.375%	08/01/2015	1,200,000	1,210,500
Sprint Capital Corp. (Wireless Telecom. Svs.)		6.900%	05/01/2019	3,450,000	3,579,374
Sprint Nextel Corp. (Wireless Telecom. Svs.)		6.000%	12/01/2016	725,000	731,344
Sprint Nextel Corp. (Wireless Telecom. Svs.)		8.375%	08/15/2017	325,000	363,594
					13,467,019
UTILITIES - 2.3%
Edison Mission Energy (Electric Utilities)		7.750%	06/15/2016	250,000	213,750
Edison Mission Energy (Electric Utilities)		7.000%	05/15/2017	600,000	484,500
Energy Future Intermediate Holding Co. LLC, Inc. (Electric Utilities)		10.000%	12/01/2020	500,000	532,338
NV Energy, Inc. (Electric Utilities)		6.750%	08/15/2017	425,000	438,030
Texas Competitive Electric Holdings Co. LLC (Electric Utilities)		10.250%	11/01/2015	850,000	501,500
AmeriGas Partners LP Finance Corp. (Gas Utilities)		7.125%	05/20/2016	400,000	417,000
Ferrellgas LP / Ferrellgas Finance Corp. (Gas Utilities)	(b)	6.500%	05/01/2021	250,000	243,750
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		7.375%	03/15/2020	200,000	215,000
Calpine Corp. (Ind. Power Prod. & Energy Traders)	(b)	7.500%	02/15/2021	925,000	962,000
Dynegy Holdings, Inc. (Ind. Power Prod. & Energy Traders)		7.750%	06/01/2019	525,000	410,156
NRG Energy, Inc. (Ind. Power Prod. & Energy Traders)		7.375%	02/01/2016	775,000	804,063
NRG Energy, Inc. (Ind. Power Prod. & Energy Traders)		7.375%	01/15/2017	200,000	209,000
NRG Energy, Inc. (Ind. Power Prod. & Energy Traders)	(b)	8.250%	09/01/2020	750,000	783,750
FPL Energy National Wind Portfolio LLC (Multi-Utilities)	(b)	6.125%	03/25/2019	199,988	191,744
					6,406,581
Total Corporate Bonds (Cost $253,385,930)					$271,896,085

Convertible Bonds - 0.1%		Rate	Maturity	Face Amount	Value
INDUSTRIALS - 0.1%
School Specialty, Inc. (Professional Svs.)		3.750%	11/30/2026	$225,000	$227,813
Total Convertible Bonds (Cost $207,062)					$227,813

Preferred Stocks - 0.1%				Shares	Value
FINANCIALS - 0.1%
Ally Financial, Inc. (Consumer Finance)	(b)			346	$321,975
Total Preferred Stocks (Cost $0)					$321,975

Other - 0.0%				Shares	Value
SuperMedia, Inc. Litigation Trust Interests (Acquired 01/04/2010, Cost $0)	(a)(c)(i)			625,000	$4,688
Total Other (Cost $0)					$4,688

Money Market Funds - 1.6%				Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I				4,566,000	$4,566,000
Total Money Market Funds (Cost $4,566,000)					$4,566,000

Total Investments (Cost $258,158,992) - 99.1%	(j)				$277,016,561
Other Assets in Excess of Liabilities - 0.9%					2,571,177
Net Assets - 100.0%					$279,587,738

Percentages are stated as a percent of net assets.
Footnotes:
(a) Non-income producing security.
(b) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt form registration, normally to qualified buyers under Rule 144A. At March 31, 2011, the value of these securities totaled $95,824,209 or 34.3% of the Portfolio's net assets. Unless also noted with (i), as defined below, these securities were deemed  liquid pursuant to procedures approved by the Board of Directors.
(c)  A market quotation for this investment was not readily available at March 31, 2011.  As discussed in Note 2 of the Notes to Schedule of Investments, the price for this issue was derived from an estimate of fair market value using methods determined in good faith by the Fund's Pricing Committee under the supervision of the Board.  This security represents $4,687 or 0.0% of the Portfolio's net assets.
(d) Issuer of the security has the option to make coupon payments in cash or in additional par value of this bond. Coupon stated is the rate stated for the cash option.
(e) Security is a variable rate instrument in which the coupon rate is adjusted quarterly, or semi-annually, in concert with U.S. LIBOR.  Interest rates stated are those in effect at March 31, 2011.
(f)  Security was initially issued at one coupon rate, but the coupon rate is scheduled to be updated at later specified dates. The coupon rate shown is the rate that is in effect at March 31, 2011.
(g) Denotes a restricted security that is subject to a contractual restriction on public sales.  At March 31, 2011, the value of these securities totaled $2,699,113 or 1.0% of the Portfolio's net assets.
(h)  Represents a security that is in default. Unless also noted by (i), as defined below, these securities were deemed liquid pursuant to procedures approved by the Board of Directors.
(i)  Represents a security deemed to be illiquid. At March 31, 2011, the value of illiquid securities in the Portfolio totaled $2,703,800 or 1.0% of the Portfolio's net assets.
(j)  Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.  See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Capital Growth Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Common Stocks - 98.8%		Shares	Value
CONSUMER DISCRETIONARY - 17.6%
American Axle & Manufacturing Holdings, Inc. (Auto Components)	(a)	66,528	$837,588
Gentex Corp. (Auto Components)		23,370	706,942
Sotheby's (Diversified Consumer Svs.)		8,920	469,192
Bally Technologies, Inc. (Hotels, Restaurants & Leisure)	(a)	22,516	852,231
BJ's Restaurants, Inc. (Hotels, Restaurants & Leisure)	(a)	20,611	810,631
Buffalo Wild Wings, Inc. (Hotels, Restaurants & Leisure)	(a)	9,680	526,882
Orient-Express Hotels Ltd. Class A (Hotels, Restaurants & Leisure)	(a)	28,175	348,525
Pinnacle Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	31,349	426,973
Shuffle Master, Inc. (Hotels, Restaurants & Leisure)	(a)	77,946	832,463
Universal Electronics, Inc. (Household Durables)	(a)	25,136	743,020
Chico's FAS, Inc. (Specialty Retail)		36,705	546,905
Genesco, Inc. (Specialty Retail)	(a)	41,451	1,666,330
Vitamin Shoppe, Inc. (Specialty Retail)	(a)	34,728	1,174,848
Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)	(a)	10,229	480,047
			10,422,577
CONSUMER STAPLES - 1.7%
Fresh Market, Inc. / The (Food & Staples Retailing)	(a)	14,305	539,871
Herbalife Ltd. (Personal Products)		5,970	485,719
			1,025,590
ENERGY - 8.8%
Lufkin Industries, Inc. (Energy Equip. & Svs.)		25,680	2,400,310
OYO Geospace Corp. (Energy Equip. & Svs.)	(a)	9,060	893,135
Cloud Peak Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	28,606	617,604
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	16,035	371,371
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)	(a)	29,485	932,316
			5,214,736
FINANCIALS - 5.0%
Duff & Phelps Corp. Class A (Capital Markets)		21,180	338,456
Janus Capital Group, Inc. (Capital Markets)		23,807	296,873
optionsXpress Holdings, Inc. (Capital Markets)		16,810	307,791
UMB Financial Corp. (Commercial Banks)		5,200	194,246
Cash America International, Inc. (Consumer Finance)		25,498	1,174,183
DuPont Fabros Technology, Inc. (Real Estate Investment Trusts)		10,845	262,991
Redwood Trust, Inc. (Real Estate Investment Trusts)		26,406	410,613
			2,985,153
HEALTH CARE - 17.6%
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	21,260	534,264
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	12,840	577,030
Seattle Genetics, Inc. (Biotechnology)	(a)	20,510	319,341
American Medical Systems Holdings, Inc. (Health Care Equip. & Supplies)	(a)	35,785	774,387
Arthrocare Corp. (Health Care Equip. & Supplies)	(a)	19,080	636,127
Delcath Systems, Inc. (Health Care Equip. & Supplies)	(a)	23,805	175,443
Sirona Dental Systems, Inc. (Health Care Equip. & Supplies)	(a)	16,515	828,392
Thoratec Corp. (Health Care Equip. & Supplies)	(a)	28,838	747,769
Catalyst Health Solutions, Inc. (Health Care Providers & Svs.)	(a)	13,384	748,567
Centene Corp. (Health Care Providers & Svs.)	(a)	21,646	713,885
Allscripts Healthcare Solutions, Inc. (Health Care Technology)	(a)	34,089	715,528
MedAssets, Inc. (Health Care Technology)	(a)	24,646	376,344
Quality Systems, Inc. (Health Care Technology)		11,482	956,910
Vital Images, Inc. (Health Care Technology)	(a)	18,425	248,922
Bruker Corp. (Life Sciences Tools & Svs.)	(a)	37,304	777,788
ICON PLC - ADR (Life Sciences Tools & Svs.)	(a)	20,883	450,864
Parexel International Corp. (Life Sciences Tools & Svs.)	(a)	11,681	290,857
Salix Pharmaceuticals Ltd. (Pharmaceuticals)	(a)	15,295	535,784
			10,408,202
INDUSTRIALS - 15.0%
Triumph Group, Inc. (Aerospace & Defense)		8,557	756,867
Atlas Air Worldwide Holdings, Inc. (Air Freight & Logistics)	(a)	13,100	913,332
JetBlue Airways Corp. (Airlines)	(a)	83,520	523,670
Geo Group, Inc. / The (Commercial Svs. & Supplies)	(a)	38,700	992,268
Waste Connections, Inc. (Commercial Svs. & Supplies)		29,622	852,817
Northwest Pipe Co. (Construction & Engineering)	(a)	15,825	362,867
GrafTech International Ltd. (Electrical Equip.)	(a)	54,805	1,130,627

Ohio National Fund, Inc.	Capital Growth Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Common Stocks - 98.8%		Shares	Value
Regal-Beloit Corp. (Electrical Equip.)		11,067	817,077
Meritor, Inc. (Machinery)	(a)	41,510	704,425
WABCO Holdings, Inc. (Machinery)	(a)	20,596	1,269,537
Landstar System, Inc. (Road & Rail)		12,690	579,679
			8,903,166
INFORMATION TECHNOLOGY - 26.9%
EMS Technologies, Inc. (Communications Equip.)	(a)	32,465	638,100
Riverbed Technology, Inc. (Communications Equip.)	(a)	27,305	1,028,033
Coherent, Inc. (Electronic Equip., Instr. & Comp.)	(a)	15,755	915,523
DTS, Inc. (Electronic Equip., Instr. & Comp.)	(a)	22,645	1,055,936
Universal Display Corp. (Electronic Equip., Instr. & Comp.)	(a)	7,272	400,251
Monster Worldwide, Inc. (Internet Software & Svs.)	(a)	15,630	248,517
Sapient Corp. (IT Svs.)	(a)	42,098	482,022
Netlogic Microsystems, Inc. (Semiconductors & Equip.)	(a)	20,780	873,176
Teradyne, Inc. (Semiconductors & Equip.)	(a)	37,075	660,306
Varian Semiconductor Equipment Associates, Inc. (Semiconductors & Equip.)	(a)	14,940	727,130
Veeco Instruments, Inc. (Semiconductors & Equip.)	(a)	13,710	697,016
ANSYS, Inc. (Software)	(a)	16,730	906,599
Compuware Corp. (Software)	(a)	69,418	801,778
Fortinet, Inc. (Software)	(a)	17,431	766,964
Informatica Corp. (Software)	(a)	20,700	1,081,161
NICE Systems Ltd. - ADR (Software)	(a)	20,017	739,428
Progress Software Corp. (Software)	(a)	21,627	629,129
QLIK Technologies, Inc. (Software)	(a)	17,350	451,100
Radiant Systems, Inc. (Software)	(a)	32,265	571,091
SuccessFactors, Inc. (Software)	(a)	25,637	1,002,150
TIBCO Software, Inc. (Software)	(a)	46,406	1,264,564
			15,939,974
MATERIALS - 6.2%
Huntsman Corp. (Chemicals)		54,811	952,615
Intrepid Potash, Inc. (Chemicals)	(a)	15,807	550,400
Texas Industries, Inc. (Construction Materials)		17,818	805,908
RTI International Metals, Inc. (Metals & Mining)	(a)	26,396	822,235
Titanium Metals Corp. (Metals & Mining)	(a)	28,986	538,560
			3,669,718
Total Common Stocks (Cost $40,185,824)			$58,569,116

Money Market Funds - 0.3%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		172,000	$172,000
Total Money Market Funds (Cost $172,000)			$172,000

Total Investments - 99.1% (Cost $40,357,824)	(b)		$58,741,116
Other Assets in Excess of Liabilities - 0.9%			505,222
Net Assets - 100.0%			$59,246,338

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depositary Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.  See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Nasdaq-100® Index Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Common Stocks - 99.0%		Shares	Value
CONSUMER DISCRETIONARY - 16.1%
Apollo Group, Inc. Class A (Diversified Consumer Svs.)	(a)	3,775	$157,455
Ctrip.com International Ltd. - ADR (Hotels, Restaurants & Leisure)	(a)	3,975	164,923
Starbucks Corp. (Hotels, Restaurants & Leisure)		27,025	998,574
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)		3,525	448,556
Garmin Ltd. (Household Durables)		5,025	170,146
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	7,800	1,405,014
Expedia, Inc. (Internet & Catalog Retail)		7,000	158,620
Liberty Media Corp. - Interactive (Internet & Catalog Retail)	(a)	14,350	230,174
Netflix, Inc. (Internet & Catalog Retail)	(a)	1,325	314,462
priceline.com, Inc. (Internet & Catalog Retail)	(a)	1,350	683,694
Mattel, Inc. (Leisure Equip. & Products)		10,400	259,272
Comcast Corp. Class A (Media)		37,822	934,960
DIRECTV Class A (Media)	(a)	15,000	702,000
News Corp. Class A (Media)		37,225	653,671
Virgin Media, Inc. (Media)		8,575	238,299
Dollar Tree, Inc. (Multiline Retail)	(a)	3,450	191,544
Sears Holdings Corp. (Multiline Retail)	(a)	2,975	245,884
Bed Bath & Beyond, Inc. (Specialty Retail)	(a)	8,925	430,810
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	3,675	211,165
Ross Stores, Inc. (Specialty Retail)		3,150	224,028
Staples, Inc. (Specialty Retail)		12,650	245,663
Urban Outfitters, Inc. (Specialty Retail)	(a)	4,225	126,032
			9,194,946
CONSUMER STAPLES - 1.3%
Costco Wholesale Corp. (Food & Staples Retailing)		5,985	438,820
Whole Foods Market, Inc. (Food & Staples Retailing)		4,750	313,025
			751,845
HEALTH CARE - 12.7%
Amgen, Inc. (Biotechnology)	(a)	11,322	605,161
Biogen Idec, Inc. (Biotechnology)	(a)	6,825	500,887
Celgene Corp. (Biotechnology)	(a)	12,175	700,428
Cephalon, Inc. (Biotechnology)	(a)	1,925	145,876
Genzyme Corp. (Biotechnology)	(a)	8,550	651,082
Gilead Sciences, Inc. (Biotechnology)	(a)	20,400	865,776
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	5,575	267,210
DENTSPLY International, Inc. (Health Care Equip. & Supplies)		3,550	131,314
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	1,000	333,460
Express Scripts, Inc. (Health Care Providers & Svs.)	(a)	12,275	682,613
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	2,400	168,408
Cerner Corp. (Health Care Technology)	(a)	2,175	241,860
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	3,275	229,479
Life Technologies Corp. (Life Sciences Tools & Svs.)	(a)	4,750	248,995
QIAGEN NV (Life Sciences Tools & Svs.)	(a)	6,150	123,307
Mylan, Inc. (Pharmaceuticals)	(a)	11,575	262,405
Teva Pharmaceutical Industries Ltd. - ADR (Pharmaceuticals)		18,760	941,189
Warner Chilcott PLC Class A (Pharmaceuticals)		6,550	152,484
			7,251,934
INDUSTRIALS - 3.2%
CH Robinson Worldwide, Inc. (Air Freight & Logistics)		4,275	316,906
Expeditors International of Washington, Inc. (Air Freight & Logistics)		5,425	272,009
Stericycle, Inc. (Commercial Svs. & Supplies)	(a)	2,350	208,374
Joy Global, Inc. (Machinery)		2,675	264,317
PACCAR, Inc. (Machinery)		10,664	558,260
Fastenal Co. (Trading Companies & Distributors)		3,675	238,250
			1,858,116

Ohio National Fund, Inc.	Nasdaq-100® Index Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Common Stocks - 99.0%		Shares	Value
INFORMATION TECHNOLOGY - 63.6%
Cisco Systems, Inc. (Communications Equip.)		51,475	882,796
F5 Networks, Inc. (Communications Equip.)	(a)	2,025	207,704
QUALCOMM, Inc. (Communications Equip.)		51,670	2,833,066
Research In Motion Ltd. (Communications Equip.)	(a)	13,550	766,523
Apple, Inc. (Computers & Peripherals)	(a)	33,495	11,671,333
Dell, Inc. (Computers & Peripherals)	(a)	18,500	268,435
NetApp, Inc. (Computers & Peripherals)	(a)	9,860	475,055
SanDisk Corp. (Computers & Peripherals)	(a)	6,275	289,215
Seagate Technology PLC (Computers & Peripherals)	(a)	11,775	169,560
Flextronics International Ltd. (Electronic Equip., Instr. & Comp.)	(a)	21,500	160,605
FLIR Systems, Inc. (Electronic Equip., Instr. & Comp.)		4,325	149,688
Akamai Technologies, Inc. (Internet Software & Svs.)	(a)	4,875	185,250
Baidu, Inc. - ADR (Internet Software & Svs.)	(a)	7,250	999,122
eBay, Inc. (Internet Software & Svs.)	(a)	25,235	783,294
Google, Inc. Class A (Internet Software & Svs.)	(a)	3,975	2,330,185
VeriSign, Inc. (Internet Software & Svs.)		4,255	154,074
Yahoo!, Inc. (Internet Software & Svs.)	(a)	16,410	273,226
Automatic Data Processing, Inc. (IT Svs.)		9,150	469,486
Cognizant Technology Solutions Corp. Class A (IT Svs.)	(a)	7,725	628,815
Fiserv, Inc. (IT Svs.)	(a)	4,762	298,673
Infosys Technologies Ltd. - ADR (IT Svs.)		2,800	200,760
Paychex, Inc. (IT Svs.)		8,945	280,515
Altera Corp. (Semiconductors & Equip.)		11,725	516,135
Applied Materials, Inc. (Semiconductors & Equip.)		17,775	277,646
Broadcom Corp. Class A (Semiconductors & Equip.)		11,525	453,855
First Solar, Inc. (Semiconductors & Equip.)	(a)	1,950	313,638
Intel Corp. (Semiconductors & Equip.)		50,095	1,010,416
KLA-Tencor Corp. (Semiconductors & Equip.)		5,275	249,877
Lam Research Corp. (Semiconductors & Equip.)	(a)	3,325	188,395
Linear Technology Corp. (Semiconductors & Equip.)		7,905	265,845
Marvell Technology Group Ltd. (Semiconductors & Equip.)	(a)	16,175	251,521
Maxim Integrated Products, Inc. (Semiconductors & Equip.)		7,600	194,560
Microchip Technology, Inc. (Semiconductors & Equip.)		4,075	154,891
Micron Technology, Inc. (Semiconductors & Equip.)	(a)	26,625	305,123
NVIDIA Corp. (Semiconductors & Equip.)	(a)	14,862	274,353
Xilinx, Inc. (Semiconductors & Equip.)		9,030	296,184
Activision Blizzard, Inc. (Software)		27,525	301,949
Adobe Systems, Inc. (Software)	(a)	12,930	428,759
Autodesk, Inc. (Software)	(a)	6,175	272,379
BMC Software, Inc. (Software)	(a)	5,425	269,840
CA, Inc. (Software)		12,775	308,900
Check Point Software Technologies Ltd. (Software)	(a)	5,370	274,139
Citrix Systems, Inc. (Software)	(a)	5,800	426,068
Electronic Arts, Inc. (Software)	(a)	8,780	171,473
Intuit, Inc. (Software)	(a)	10,205	541,886
Microsoft Corp. (Software)		75,375	1,911,510
Oracle Corp. (Software)		54,910	1,832,347
Symantec Corp. (Software)	(a)	20,798	385,595
			36,354,664
MATERIALS - 0.3%
Sigma-Aldrich Corp. (Chemicals)		3,050	194,102
TELECOMMUNICATION SERVICES - 1.8%
Millicom International Cellular SA (Wireless Telecom. Svs.)		2,750	264,468
NII Holdings, Inc. (Wireless Telecom. Svs.)	(a)	4,300	179,181
Vodafone Group PLC - ADR (Wireless Telecom. Svs.)		19,775	568,531
			1,012,180
Total Common Stocks (Cost $39,431,090)			$56,617,787

Exchange Traded Funds - 1.2%		Shares	Value
PowerShares QQQ Trust Series 1		11,965	$687,150
Total Exchange Traded Funds (Cost $682,645)			$687,150

Total Investments - 100.2% (Cost $40,113,735)	(b)		$57,304,937
Liabilities in Excess of Other Assets - (0.2)%			(103,517)
Net Assets - 100.0%			$57,201,420

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depositary Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.  See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Bristol Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Common Stocks - 97.7%		Shares	Value
CONSUMER DISCRETIONARY - 7.1%
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(a)	69,400	$2,863,444
Whirlpool Corp. (Household Durables)		26,400	2,253,504
Walt Disney Co. / The (Media)		89,000	3,835,010
Tiffany & Co. (Specialty Retail)		36,500	2,242,560
Coach, Inc. (Textiles, Apparel & Luxury Goods)		50,200	2,612,408
			13,806,926
CONSUMER STAPLES - 1.9%
H.J. Heinz Co. (Food Products)		74,300	3,627,326
ENERGY - 12.1%
Dresser-Rand Group, Inc. (Energy Equip. & Svs.)	(a)	36,000	1,930,320
Halliburton Co. (Energy Equip. & Svs.)		74,200	3,698,128
Chevron Corp. (Oil, Gas & Consumable Fuels)		40,100	4,307,943
ConocoPhillips (Oil, Gas & Consumable Fuels)		25,500	2,036,430
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		42,500	3,900,225
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		35,000	3,657,150
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)		83,400	3,739,656
			23,269,852
FINANCIALS - 21.2%
Bank of New York Mellon Corp. / The (Capital Markets)		119,400	3,566,478
Morgan Stanley (Capital Markets)		83,300	2,275,756
State Street Corp. (Capital Markets)		82,800	3,721,032
T. Rowe Price Group, Inc. (Capital Markets)		7,600	504,792
Huntington Bancshares, Inc. (Commercial Banks)		564,300	3,746,952
Wells Fargo & Co. (Commercial Banks)		130,900	4,149,530
Bank of America Corp. (Diversified Financial Svs.)		330,600	4,406,898
Citigroup, Inc. (Diversified Financial Svs.)	(a)	539,700	2,385,474
JPMorgan Chase & Co. (Diversified Financial Svs.)		100,600	4,637,660
Hartford Financial Services Group, Inc. (Insurance)		121,200	3,263,916
Lincoln National Corp. (Insurance)		119,100	3,577,764
MetLife, Inc. (Insurance)		103,200	4,616,136
			40,852,388
HEALTH CARE - 10.0%
Zimmer Holdings, Inc. (Health Care Equip. & Supplies)	(a)	41,200	2,493,836
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		57,400	3,313,128
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		80,500	3,638,600
Allergan, Inc. (Pharmaceuticals)		44,300	3,146,186
Medicis Pharmaceutical Corp. Class A (Pharmaceuticals)		92,900	2,976,516
Warner Chilcott PLC Class A (Pharmaceuticals)		162,500	3,783,000
			19,351,266
INDUSTRIALS - 15.6%
Honeywell International, Inc. (Aerospace & Defense)		48,000	2,866,080
Raytheon Co. (Aerospace & Defense)		74,600	3,794,902
United Technologies Corp. (Aerospace & Defense)		22,600	1,913,090
FedEx Corp. (Air Freight & Logistics)		39,600	3,704,580
United Parcel Service, Inc. Class B (Air Freight & Logistics)		44,100	3,277,512
Rockwell Automation, Inc. (Electrical Equip.)		39,200	3,710,280
3M Co. (Industrial Conglomerates)		40,500	3,786,750
General Electric Co. (Industrial Conglomerates)		212,100	4,252,605
Caterpillar, Inc. (Machinery)		24,800	2,761,480
			30,067,279
INFORMATION TECHNOLOGY - 21.1%
Cisco Systems, Inc. (Communications Equip.)		186,600	3,200,190
Apple, Inc. (Computers & Peripherals)	(a)	11,600	4,042,020
Hewlett-Packard Co. (Computers & Peripherals)		75,300	3,085,041
Google, Inc. Class A (Internet Software & Svs.)	(a)	6,200	3,634,502
International Business Machines Corp. (IT Svs.)		30,300	4,941,021
Applied Materials, Inc. (Semiconductors & Equip.)		220,200	3,439,524
Maxim Integrated Products, Inc. (Semiconductors & Equip.)		139,700	3,576,320
SunPower Corp. Class B (Semiconductors & Equip.)	(a)	195,100	3,252,317
Texas Instruments, Inc. (Semiconductors & Equip.)		110,200	3,808,512
Citrix Systems, Inc. (Software)	(a)	54,900	4,032,954
Oracle Corp. (Software)		110,600	3,690,722
			40,703,123

Ohio National Fund, Inc.	Bristol Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Common Stocks - 97.7%		Shares	Value
MATERIALS - 8.7%
Air Products & Chemicals, Inc. (Chemicals)		42,500	3,832,650
Celanese Corp. (Chemicals)		55,400	2,458,098
E.I. du Pont de Nemours & Co. (Chemicals)		67,500	3,710,475
Potash Corp of Saskatchewan, Inc. (Chemicals)		66,900	3,942,417
Rio Tinto PLC - ADR (Metals & Mining)		41,400	2,944,368
			16,888,008
Total Common Stocks (Cost $170,104,580)			$188,566,168

Money Market Funds - 3.0%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		5,880,000	$5,880,000
Total Money Market Funds (Cost $5,880,000)			$5,880,000

Total Investments - 100.7% (Cost $175,984,580)	(b)		$194,446,168
Liabilities in Excess of Other Assets - (0.7)%			(1,356,104)
Net Assets - 100.0%			$193,090,064

Percentages are stated as a percent of net assets.
Abbreviations:
ADR:  American Depositary Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.  See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Bryton Growth Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Common Stocks - 98.4%		Shares	Value
CONSUMER DISCRETIONARY - 11.4%
Dana Holding Corp. (Auto Components)	(a)	140,000	$2,434,600
California Pizza Kitchen, Inc. (Hotels, Restaurants & Leisure)	(a)	120,000	2,025,600
Orient-Express Hotels Ltd. Class A (Hotels, Restaurants & Leisure)	(a)	200,000	2,474,000
P.F. Chang's China Bistro, Inc. (Hotels, Restaurants & Leisure)		50,000	2,309,500
ANN, Inc. (Specialty Retail)	(a)	100,000	2,911,000
Bebe Stores, Inc. (Specialty Retail)		330,000	1,930,500
Finish Line, Inc. / The Class A (Specialty Retail)		135,000	2,679,750
			16,764,950
ENERGY - 7.5%
Brigham Exploration Co. (Oil, Gas & Consumable Fuels)	(a)	80,000	2,974,400
Clean Energy Fuels Corp. (Oil, Gas & Consumable Fuels)	(a)	155,000	2,538,900
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)	(a)	90,000	2,403,000
Rosetta Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	65,000	3,090,100
			11,006,400
FINANCIALS - 5.7%
Knight Capital Group, Inc. Class A (Capital Markets)	(a)	200,000	2,680,000
Cathay General Bancorp (Commercial Banks)		120,185	2,049,154
First Midwest Bancorp, Inc. (Commercial Banks)		150,000	1,768,500
Hancock Holding Co. (Commercial Banks)		60,000	1,970,400
			8,468,054
HEALTH CARE - 21.2%
Allos Therapeutics, Inc. (Biotechnology)	(a)	143,200	453,944
Enzon Pharmaceuticals, Inc. (Biotechnology)	(a)	150,000	1,635,000
Incyte Corp Ltd. (Biotechnology)	(a)	110,000	1,743,500
NPS Pharmaceuticals, Inc. (Biotechnology)	(a)	175,600	1,680,492
Pharmasset, Inc. (Biotechnology)	(a)	40,000	3,148,400
Targacept, Inc. (Biotechnology)	(a)	60,000	1,595,400
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	135,000	2,764,800
Arthrocare Corp. (Health Care Equip. & Supplies)	(a)	80,000	2,667,200
Masimo Corp. (Health Care Equip. & Supplies)		90,000	2,979,000
NxStage Medical, Inc. (Health Care Equip. & Supplies)	(a)	92,240	2,027,435
HealthSouth Corp. (Health Care Providers & Svs.)	(a)	120,000	2,997,600
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	90,000	3,600,000
Pacific Biosciences of California, Inc. (Life Sciences Tools & Svs.)	(a)	157,500	2,212,875
Nektar Therapeutics (Pharmaceuticals)	(a)	180,000	1,704,600
			31,210,246
INDUSTRIALS - 10.0%
Hawaiian Holdings, Inc. (Airlines)	(a)	250,000	1,502,500
Acuity Brands, Inc. (Electrical Equip.)		50,000	2,924,500
Satcon Technology Corp. (Electrical Equip.)	(a)	617,310	2,382,817
Actuant Corp. Class A (Machinery)		100,000	2,900,000
Middleby Corp. (Machinery)	(a)	20,000	1,864,400
Genesee & Wyoming, Inc. Class A (Road & Rail)	(a)	55,000	3,201,000
			14,775,217
INFORMATION TECHNOLOGY - 38.4%
Ciena Corp. (Communications Equip.)	(a)	115,000	2,985,400
OCZ Technology Group, Inc. (Computers & Peripherals)	(a)	313,400	2,519,736
SMART Modular Technologies WWH, Inc. (Electronic Equip., Instr. & Comp.)	(a)	420,100	3,264,177
comScore, Inc. (Internet Software & Svs.)	(a)	90,000	2,655,900
Digital River, Inc. (Internet Software & Svs.)	(a)	85,000	3,181,550
Internap Network Services Corp. (Internet Software & Svs.)	(a)	396,625	2,605,826
RightNow Technologies, Inc. (Internet Software & Svs.)	(a)	113,217	3,543,692
SAVVIS, Inc. (Internet Software & Svs.)	(a)	103,000	3,820,270
Anadigics, Inc. (Semiconductors & Equip.)	(a)	520,000	2,329,600
Cavium Networks, Inc. (Semiconductors & Equip.)	(a)	60,000	2,695,800
Fairchild Semiconductor International, Inc. (Semiconductors & Equip.)	(a)	180,000	3,276,000
MaxLinear, Inc. Class A (Semiconductors & Equip.)	(a)	259,652	2,121,357
Micrel, Inc. (Semiconductors & Equip.)		50,000	674,000
RF Micro Devices, Inc. (Semiconductors & Equip.)	(a)	400,000	2,564,000
TriQuint Semiconductor, Inc. (Semiconductors & Equip.)	(a)	220,000	2,840,200

Ohio National Fund, Inc.	Bryton Growth Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Common Stocks - 98.4%		Shares	Value
Ebix, Inc. (Software)	(a)	110,000	2,601,500
Kenexa Corp. (Software)	(a)	135,000	3,724,650
Quest Software, Inc. (Software)	(a)	110,000	2,792,900
Solera Holdings, Inc. (Software)		50,000	2,555,000
TIBCO Software, Inc. (Software)	(a)	145,000	3,951,250
			56,702,808
MATERIALS - 4.2%
Solutia, Inc. (Chemicals)	(a)	120,000	3,048,000
Stillwater Mining Co. (Metals & Mining)	(a)	100,000	2,293,000
Thompson Creek Metals Co., Inc. (Metals & Mining)	(a)	70,000	877,800
			6,218,800
Total Common Stocks (Cost $115,783,179)			$145,146,475

Money Market Funds - 2.8%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		4,193,000	$4,193,000
Total Money Market Funds (Cost $4,193,000)			$4,193,000

Total Investments - 101.2% (Cost $119,976,179)	(b)		$149,339,475
Liabilities in Excess of Other Assets - (1.2)%			(1,770,991)
Net Assets - 100.0%			$147,568,484

Percentages are stated as a percent of net assets.
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.  See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	U.S. Equity Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Common Stocks - 98.8%		Shares	Value
CONSUMER DISCRETIONARY - 21.0%
Tupperware Brands Corp. (Household Durables)		3,010	$179,727
Comcast Corp. Class A (Media)		18,030	445,702
Omnicom Group, Inc. (Media)		3,530	173,182
Time Warner Cable, Inc. (Media)		4,900	349,566
Viacom, Inc. Class B (Media)		3,950	183,754
Walt Disney Co. / The (Media)		3,930	169,344
Bed Bath & Beyond, Inc. (Specialty Retail)	(a)	9,500	458,565
Ross Stores, Inc. (Specialty Retail)		4,230	300,838
TJX Cos., Inc. (Specialty Retail)		7,630	379,440
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		6,200	469,340
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)		2,480	92,454
			3,201,912
CONSUMER STAPLES - 1.1%
Archer-Daniels-Midland Co. (Food Products)		4,740	170,687
ENERGY - 11.7%
Alpha Natural Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	6,810	404,310
Chevron Corp. (Oil, Gas & Consumable Fuels)		3,640	391,045
ConocoPhillips (Oil, Gas & Consumable Fuels)		4,190	334,613
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		5,440	457,667
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		6,640	198,005
			1,785,640
FINANCIALS - 4.7%
U.S. Bancorp (Commercial Banks)		6,060	160,166
Wells Fargo & Co. (Commercial Banks)		9,720	308,124
Cash America International, Inc. (Consumer Finance)		2,030	93,481
EZCORP, Inc. Class A (Consumer Finance)	(a)	5,180	162,600
			724,371
INDUSTRIALS - 29.3%
General Dynamics Corp. (Aerospace & Defense)		2,070	158,479
Honeywell International, Inc. (Aerospace & Defense)		1,420	84,788
Cooper Industries PLC (Electrical Equip.)		4,290	278,421
Emerson Electric Co. (Electrical Equip.)		7,010	409,594
Thomas & Betts Corp. (Electrical Equip.)	(a)	5,050	300,323
General Electric Co. (Industrial Conglomerates)		17,030	341,452
Siemens AG - ADR (Industrial Conglomerates)		3,280	450,475
Tyco International Ltd. (Industrial Conglomerates)		6,850	306,675
Caterpillar, Inc. (Machinery)		4,090	455,422
Dover Corp. (Machinery)		4,730	310,950
Eaton Corp. (Machinery)		2,800	155,232
Illinois Tool Works, Inc. (Machinery)		4,060	218,103
Parker Hannifin Corp. (Machinery)		820	77,638
Kirby Corp. (Marine)	(a)	6,500	372,385
CSX Corp. (Road & Rail)		2,740	215,364
Union Pacific Corp. (Road & Rail)		1,920	188,794
W.W. Grainger, Inc. (Trading Companies & Distributors)		1,050	144,564
			4,468,659
INFORMATION TECHNOLOGY - 18.3%
Research In Motion Ltd. (Communications Equip.)	(a)	3,830	216,663
Apple, Inc. (Computers & Peripherals)	(a)	1,890	658,571
Hewlett-Packard Co. (Computers & Peripherals)		9,600	393,312
Corning, Inc. (Electronic Equip., Instr. & Comp.)		15,380	317,289
Google, Inc. Class A (Internet Software & Svs.)	(a)	370	216,898
Accenture PLC Class A (IT Svs.)		3,120	171,506
CACI International, Inc. Class A (IT Svs.)	(a)	5,870	359,948
International Business Machines Corp. (IT Svs.)		2,830	461,488
			2,795,675

Ohio National Fund, Inc.	U.S. Equity Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Common Stocks - 98.8%		Shares	Value
MATERIALS - 12.7%
Monsanto Co. (Chemicals)		5,110	369,249
Praxair, Inc. (Chemicals)		3,890	395,224
RPM International, Inc. (Chemicals)		6,030	143,092
Cliffs Natural Resources, Inc. (Metals & Mining)		1,840	180,835
Nucor Corp. (Metals & Mining)		4,820	221,816
Steel Dynamics, Inc. (Metals & Mining)		24,380	457,613
Walter Energy, Inc. (Metals & Mining)		1,230	166,579
			1,934,408
Total Common Stocks (Cost $12,679,641)			$15,081,352

Money Market Funds - 1.1%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		175,000	$175,000
Total Money Market Funds (Cost $175,000)			$175,000

Total Investments - 99.9% (Cost $12,854,641)	(b)		$15,256,352
Other Assets in Excess of Liabilities - 0.1%			19,466
Net Assets - 100.0%			$15,275,818

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depositary Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.  See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Balanced Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Common Stocks - 61.4%		Shares	Value
CONSUMER DISCRETIONARY - 5.9%
Panera Bread Co. Class A (Hotels, Restaurants & Leisure)	(a)	670	$85,090
Comcast Corp. Class A (Media)		9,000	222,480
Time Warner Cable, Inc. (Media)		1,500	107,010
Target Corp. (Multiline Retail)		1,520	76,015
Aeropostale, Inc. (Specialty Retail)	(a)	3,500	85,120
GameStop Corp. Class A (Specialty Retail)	(a)	2,500	56,300
Guess?, Inc. (Specialty Retail)		1,500	59,025
Lowe's Cos., Inc. (Specialty Retail)		3,000	79,290
TJX Cos., Inc. (Specialty Retail)		3,590	178,531
			948,861
CONSUMER STAPLES - 1.8%
CVS Caremark Corp. (Food & Staples Retailing)		1,820	62,462
Kroger Co. / The (Food & Staples Retailing)		4,000	95,880
Sysco Corp. (Food & Staples Retailing)		2,200	60,940
Archer-Daniels-Midland Co. (Food Products)		2,000	72,020
			291,302
ENERGY - 5.4%
Chevron Corp. (Oil, Gas & Consumable Fuels)		2,280	244,940
ConocoPhillips (Oil, Gas & Consumable Fuels)		2,040	162,914
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		4,100	344,933
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		2,200	117,282
			870,069
FINANCIALS - 10.6%
U.S. Bancorp (Commercial Banks)		3,000	79,290
Wells Fargo & Co. (Commercial Banks)		5,000	158,500
World Acceptance Corp. (Consumer Finance)	(a)	1,660	108,232
Bank of America Corp. (Diversified Financial Svs.)		8,000	106,640
Citigroup, Inc. (Diversified Financial Svs.)	(a)	30,000	132,600
IntercontinentalExchange, Inc. (Diversified Financial Svs.)	(a)	1,000	123,540
JPMorgan Chase & Co. (Diversified Financial Svs.)		3,000	138,300
Aflac, Inc. (Insurance)		1,700	89,726
Allstate Corp. / The (Insurance)		2,500	79,450
Delphi Financial Group, Inc. Class A (Insurance)		3,000	92,130
HCC Insurance Holdings, Inc. (Insurance)		4,500	140,895
MetLife, Inc. (Insurance)		1,500	67,095
Sun Life Financial, Inc. (Insurance)		2,500	78,575
Travelers Cos., Inc. / The (Insurance)		1,500	89,220
Willis Group Holdings PLC (Insurance)		3,500	141,260
Annaly Capital Management, Inc. (Real Estate Investment Trusts)		4,210	73,464
			1,698,917
HEALTH CARE - 9.4%
Covidien PLC (Health Care Equip. & Supplies)		2,170	112,710
Stryker Corp. (Health Care Equip. & Supplies)		740	44,992
Aetna, Inc. (Health Care Providers & Svs.)		3,000	112,290
AmerisourceBergen Corp. (Health Care Providers & Svs.)		2,000	79,120
Cardinal Health, Inc. (Health Care Providers & Svs.)		1,000	41,130
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)	(a)	1,800	165,834
Lincare Holdings, Inc. (Health Care Providers & Svs.)		5,060	150,080
McKesson Corp. (Health Care Providers & Svs.)		2,000	158,100
Mednax, Inc. (Health Care Providers & Svs.)	(a)	1,820	121,230
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		3,440	155,488
Abbott Laboratories (Pharmaceuticals)		1,500	73,575
Eli Lilly & Co. (Pharmaceuticals)		1,000	35,170
Johnson & Johnson (Pharmaceuticals)		1,550	91,837
Merck & Co., Inc. (Pharmaceuticals)		2,000	66,020
Pfizer, Inc. (Pharmaceuticals)		5,000	101,550
			1,509,126

Ohio National Fund, Inc.	Balanced Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Common Stocks - 61.4%				Shares	Value
INDUSTRIALS - 9.1%
General Dynamics Corp. (Aerospace & Defense)				1,500	114,840
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	(a)			83	3,458
L-3 Communications Holdings, Inc. (Aerospace & Defense)				1,300	101,803
Lockheed Martin Corp. (Aerospace & Defense)				1,520	122,208
Northrop Grumman Corp. (Aerospace & Defense)				500	31,355
United Technologies Corp. (Aerospace & Defense)				950	80,417
R.R. Donnelley & Sons Co. (Commercial Svs. & Supplies)				3,990	75,491
Cooper Industries PLC (Electrical Equip.)				1,220	79,178
Hubbell, Inc. Class B (Electrical Equip.)				2,000	142,060
Thomas & Betts Corp. (Electrical Equip.)	(a)			1,500	89,205
General Electric Co. (Industrial Conglomerates)				11,970	239,998
Danaher Corp. (Machinery)				2,000	103,800
FTI Consulting, Inc. (Professional Svs.)	(a)			2,500	95,825
Canadian National Railway Co. (Road & Rail)				1,040	78,281
CSX Corp. (Road & Rail)				1,230	96,678
					1,454,597
INFORMATION TECHNOLOGY - 14.9%
Comtech Telecommunications Corp. (Communications Equip.)				2,500	67,950
Apple, Inc. (Computers & Peripherals)	(a)			590	205,586
Hewlett-Packard Co. (Computers & Peripherals)				2,580	105,703
Seagate Technology PLC (Computers & Peripherals)	(a)			4,000	57,600
Anixter International, Inc. (Electronic Equip., Instr. & Comp.)				1,480	103,437
Arrow Electronics, Inc. (Electronic Equip., Instr. & Comp.)	(a)			2,070	86,692
Flextronics International Ltd. (Electronic Equip., Instr. & Comp.)	(a)			9,410	70,293
Ingram Micro, Inc. Class A (Electronic Equip., Instr. & Comp.)	(a)			3,940	82,858
Multi-Fineline Electronix, Inc. (Electronic Equip., Instr. & Comp.)	(a)			2,580	72,808
SMART Modular Technologies WWH, Inc. (Electronic Equip., Instr. & Comp.)	(a)			11,540	89,666
Tech Data Corp. (Electronic Equip., Instr. & Comp.)	(a)			1,810	92,057
Accenture PLC Class A (IT Svs.)				2,930	161,062
Automatic Data Processing, Inc. (IT Svs.)				2,500	128,275
CACI International, Inc. Class A (IT Svs.)	(a)			2,590	158,819
Cognizant Technology Solutions Corp. Class A (IT Svs.)	(a)			1,910	155,474
International Business Machines Corp. (IT Svs.)				1,600	260,912
Lender Processing Services, Inc. (IT Svs.)				2,370	76,290
Mastercard, Inc. Class A (IT Svs.)				520	130,894
Cymer, Inc. (Semiconductors & Equip.)	(a)			1,510	85,436
Novellus Systems, Inc. (Semiconductors & Equip.)	(a)			2,140	79,458
Microsoft Corp. (Software)				5,020	127,307
					2,398,577
MATERIALS - 1.5%
Monsanto Co. (Chemicals)				1,700	122,842
Freeport-McMoRan Copper & Gold, Inc. (Metals & Mining)				2,000	111,100
					233,942
TELECOMMUNICATION SERVICES - 0.8%
AT&T, Inc. (Diversified Telecom. Svs.)				2,300	70,380
SK Telecom Co. Ltd. - ADR (Wireless Telecom. Svs.)				3,500	65,835
					136,215
UTILITIES - 2.0%
Exelon Corp. (Electric Utilities)				1,690	69,696
FirstEnergy Corp. (Electric Utilities)				1,700	63,053
Consolidated Edison, Inc. (Multi-Utilities)				1,250	63,400
Public Service Enterprise Group, Inc. (Multi-Utilities)				1,950	61,445
RWE AG - ADR (Multi-Utilities)				1,000	63,900
					321,494
Total Common Stocks (Cost $8,520,774)					$9,863,100

Corporate Bonds - 31.6%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 4.1%
Cooper Tire & Rubber Co. (Auto Components)		7.625%	03/15/2027	$100,000	$97,500
Goodyear Tire & Rubber Co. / The (Auto Components)		8.250%	08/15/2020	100,000	107,500
Daimler Finance North America LLC (Automobiles)		6.500%	11/15/2013	30,000	33,524
Dillard's, Inc. (Multiline Retail)		9.125%	08/01/2011	46,000	46,920
J.C. Penney Corp., Inc. (Multiline Retail)		7.950%	04/01/2017	50,000	56,125
Macy's Retail Holdings, Inc. (Multiline Retail)		5.900%	12/01/2016	100,000	108,000
Toys R Us, Inc. (Specialty Retail)		7.375%	10/15/2018	200,000	201,500
					651,069

Ohio National Fund, Inc.	Balanced Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Common Stocks - 61.4%				Shares	Value
CONSUMER STAPLES - 2.8%
Dean Foods Co. (Food Products)		6.900%	10/15/2017	50,000	46,625
Dole Food Co., Inc. (Food Products)		8.750%	07/15/2013	68,000	73,780
Kraft Foods, Inc. (Food Products)		6.125%	08/23/2018	100,000	112,000
Lorillard Tobacco Co. (Tobacco)		6.875%	05/01/2020	100,000	108,338
Reynolds American, Inc. (Tobacco)		7.250%	06/01/2013	100,000	111,913
					452,656
ENERGY - 0.7%
Massey Energy Co. (Oil, Gas & Consumable Fuels)		6.875%	12/15/2013	50,000	51,250
Petrobras International Finance Co. - Pifco (Oil, Gas & Consumable Fuels)		7.750%	09/15/2014	50,000	58,088
					109,338
FINANCIALS - 14.8%
Goldman Sachs Group, Inc. / The (Capital Markets)		5.125%	01/15/2015	100,000	106,950
Goldman Sachs Group, Inc. / The (Capital Markets)		5.950%	01/15/2027	100,000	100,751
Merrill Lynch & Co., Inc. (Capital Markets)		5.000%	02/03/2014	10,000	10,652
Merrill Lynch & Co., Inc. (Capital Markets)		5.450%	02/05/2013	150,000	159,078
Merrill Lynch & Co., Inc. (Capital Markets)	(b)	3.550%	05/05/2014	150,000	148,117
Morgan Stanley (Capital Markets)		5.375%	10/15/2015	100,000	106,338
Morgan Stanley (Capital Markets)	(b)	0.783%	10/15/2015	100,000	96,111
Morgan Stanley (Capital Markets)	(c)	3.500%	10/15/2020	50,000	48,806
UBS AG (Capital Markets)		5.875%	12/20/2017	100,000	109,348
Wachovia Corp. (Commercial Banks)		5.750%	02/01/2018	50,000	55,161
Wells Fargo Bank NA (Commercial Banks)	(b)	0.524%	05/16/2016	100,000	95,510
HSBC Finance Corp. (Consumer Finance)		7.000%	05/15/2012	50,000	53,193
HSBC Finance Corp. (Consumer Finance)		6.375%	11/27/2012	50,000	53,829
HSBC Finance Corp. (Consumer Finance)	(b)	3.830%	11/10/2013	100,000	101,842
Bank of America Corp. (Diversified Financial Svs.)		6.800%	03/15/2028	100,000	103,727
Bank of America NA (Diversified Financial Svs.)	(b)	0.610%	06/15/2017	50,000	45,931
Bear Stearns Cos. LLC / The (Diversified Financial Svs.)	(b)	0.703%	11/21/2016	50,000	49,330
Citigroup, Inc. (Diversified Financial Svs.)		5.125%	05/05/2014	40,000	42,682
Citigroup, Inc. (Diversified Financial Svs.)		5.300%	10/17/2012	50,000	52,781
Citigroup, Inc. (Diversified Financial Svs.)		6.000%	08/15/2017	50,000	54,392
American International Group, Inc. (Insurance)		4.250%	05/15/2013	100,000	103,522
American International Group, Inc. (Insurance)		8.250%	08/15/2018	200,000	234,570
American International Group, Inc. (Insurance)		5.375%	10/18/2011	50,000	50,812
Delphi Financial Group, Inc. (Insurance)		7.875%	01/31/2020	50,000	54,992
Hartford Financial Services Group, Inc. (Insurance)		5.375%	03/15/2017	50,000	51,864
Hartford Financial Services Group, Inc. (Insurance)		6.300%	03/15/2018	100,000	107,495
Prudential Financial, Inc. (Insurance)		5.100%	09/20/2014	100,000	107,564
Swiss Re Solutions Holding Corp. (Insurance)		7.000%	02/15/2026	40,000	42,862
Unum Group (Insurance)		7.190%	02/01/2028	30,000	29,079
					2,377,289
INDUSTRIALS - 1.7%
R.R. Donnelley & Sons Co. (Commercial Svs. & Supplies)		6.125%	01/15/2017	150,000	156,110
General Electric Co. (Industrial Conglomerates)		5.000%	02/01/2013	15,000	15,988
Ryder System, Inc. (Road & Rail)		5.000%	04/01/2011	100,000	100,000
					272,098
INFORMATION TECHNOLOGY - 0.9%
Fiserv, Inc. (IT Svs.)		4.625%	10/01/2020	50,000	49,134
Western Union Co. / The (IT Svs.)		5.400%	11/17/2011	100,000	102,956
					152,090
MATERIALS - 3.9%
Rohm and Haas Co. (Chemicals)		5.600%	03/15/2013	200,000	215,046
Alcoa, Inc. (Metals & Mining)		5.720%	02/23/2019	150,000	156,235
Alcoa, Inc. (Metals & Mining)		6.750%	01/15/2028	100,000	104,872
AngloGold Ashanti Holdings PLC (Metals & Mining)		5.375%	04/15/2020	100,000	101,614
Southern Copper Corp. (Metals & Mining)		5.375%	04/16/2020	50,000	51,075
					628,842
UTILITIES - 2.7%
Arizona Public Service Co. (Electric Utilities)		6.375%	10/15/2011	50,000	51,461
Exelon Generation Co. LLC (Ind. Power Prod. & Energy Traders)		5.350%	01/15/2014	100,000	107,498
PPL Energy Supply LLC (Ind. Power Prod. & Energy Traders)		6.500%	05/01/2018	250,000	279,525
					438,484
Total Corporate Bonds (Cost $4,813,704)					$5,081,866

Ohio National Fund, Inc.	Balanced Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

U.S. Government Agency Issues - 0.1%		Rate	Maturity	Face Amount	Value
Federal Home Loan Bank		5.375%	8/15/2018	$20,000	$22,762
Total U.S. Government Agency Issues (Cost $20,339)					$22,762

U.S. Treasury Obligations - 1.8%		Rate	Maturity	Face Amount	Value
U.S. Treasury Note		2.625%	11/15/2020	$300,000	$279,984
Total U.S. Treasury Obligations (Cost $282,808)					$279,984

Money Market Funds - 2.1%				Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I				338,000	$338,000
Total Money Market Funds (Cost $338,000)					$338,000

Total Investments - 97.0% (Cost $13,975,625)	(d)				$15,585,712
Other Assets in Excess of Liabilities - 3.0%					489,046
Net Assets - 100.0%					$16,074,758

Percentages are stated as a percent of net assets.
Abbreviations:
ADR:  American Depositary Receipts
Footnotes:
(a) Non-income producing security.
(b) Security is a variable rate instrument in which the coupon rate is adjusted monthly or quarterly in concert with U.S. LIBOR or Consumer Price Index.  Interest rates stated are those in effect at March 31, 2011.
(c) Security was initially issued at one coupon rate, but the coupon rate is scheduled to be updated at later specified dates. The coupon rate shown is the rate that is in effect at March 31, 2011.
(d) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.  See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Income Opportunity Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Common Stocks - 100.0%		Shares	Value
CONSUMER DISCRETIONARY - 14.2%
Genuine Parts Co. (Distributors)		1,300	$69,732
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		1,100	54,043
McDonald's Corp. (Hotels, Restaurants & Leisure)	(b)	800	60,872
DIRECTV Class A (Media)	(a)	3,100	145,080
Time Warner Cable, Inc. (Media)	(b)	2,000	142,680
Time Warner, Inc. (Media)		1,900	67,830
Viacom, Inc. Class B (Media)		2,200	102,344
Walt Disney Co. / The (Media)	(b)	3,700	159,433
Dollar Tree, Inc. (Multiline Retail)	(a)(b)	500	27,760
Target Corp. (Multiline Retail)	(b)	1,800	90,018
AutoZone, Inc. (Specialty Retail)	(a)(b)	400	109,424
Guess?, Inc. (Specialty Retail)		2,300	90,505
Jos. A. Bank Clothiers, Inc. (Specialty Retail)	(a)(b)	950	48,336
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	400	22,984
Ross Stores, Inc. (Specialty Retail)		700	49,784
TJX Cos., Inc. (Specialty Retail)	(b)	3,100	154,163
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)		1,200	44,736
			1,439,724
CONSUMER STAPLES - 4.6%
PepsiCo, Inc. (Beverages)	(b)	792	51,013
Wal-Mart Stores, Inc. (Food & Staples Retailing)		2,000	104,100
Archer-Daniels-Midland Co. (Food Products)		3,100	111,631
Bunge Ltd. (Food Products)		600	43,398
Kimberly-Clark Corp. (Household Products)		800	52,216
Altria Group, Inc. (Tobacco)	(b)	2,100	54,663
Reynolds American, Inc. (Tobacco)		1,400	49,742
			466,763
ENERGY - 10.7%
Alliance Resource Partners LP (Oil, Gas & Consumable Fuels)		900	73,287
Chevron Corp. (Oil, Gas & Consumable Fuels)	(b)	2,400	257,832
China Petroleum & Chemical Corp. - ADR (Oil, Gas & Consumable Fuels)		700	70,406
ConocoPhillips (Oil, Gas & Consumable Fuels)	(b)	3,000	239,580
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		2,600	218,738
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		600	44,052
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	(b)	1,300	135,837
Royal Dutch Shell PLC - ADR (Oil, Gas & Consumable Fuels)		700	51,002
			1,090,734
FINANCIALS - 16.1%
Ameriprise Financial, Inc. (Capital Markets)	(b)	500	30,540
Bank of New York Mellon Corp. / The (Capital Markets)		2,100	62,727
Goldman Sachs Group, Inc. / The (Capital Markets)		900	142,623
U.S. Bancorp (Commercial Banks)	(b)	2,900	76,647
Wells Fargo & Co. (Commercial Banks)	(b)	7,000	221,900
American Express Co. (Consumer Finance)		1,400	63,280
Cash America International, Inc. (Consumer Finance)		1,700	78,285
EZCORP, Inc. Class A (Consumer Finance)	(a)(b)	2,900	91,031
ING Groep NV - ADR (Diversified Financial Svs.)	(a)	4,300	54,653
IntercontinentalExchange, Inc. (Diversified Financial Svs.)	(a)	400	49,416
JPMorgan Chase & Co. (Diversified Financial Svs.)		4,900	225,890
NASDAQ OMX Group, Inc. / The (Diversified Financial Svs.)	(a)	1,400	36,176
American Financial Group, Inc. (Insurance)		1,300	45,526
Assurant, Inc. (Insurance)		1,100	42,361
Delphi Financial Group, Inc. Class A (Insurance)	(b)	1,500	46,065
Loews Corp. (Insurance)		2,000	86,180
Prudential Financial, Inc. (Insurance)	(b)	1,800	110,844
Torchmark Corp. (Insurance)	(b)	1,300	86,424
Travelers Cos., Inc. / The (Insurance)	(b)	600	35,688
Annaly Capital Management, Inc. (Real Estate Investment Trusts)		1,600	27,920
Anworth Mortgage Asset Corp. (Real Estate Investment Trusts)		3,800	26,942
			1,641,118
HEALTH CARE - 8.2%
Becton Dickinson and Co. (Health Care Equip. & Supplies)		1,100	87,582
C.R. Bard, Inc. (Health Care Equip. & Supplies)		1,500	148,965

Ohio National Fund, Inc.	Income Opportunity Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Common Stocks - 100.0%		Shares	Value
Varian Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)(b)	1,600	108,224
Aetna, Inc. (Health Care Providers & Svs.)	(b)	800	29,944
AmerisourceBergen Corp. (Health Care Providers & Svs.)	(b)	1,900	75,164
Cardinal Health, Inc. (Health Care Providers & Svs.)	(b)	1,800	74,034
Express Scripts, Inc. (Health Care Providers & Svs.)	(a)(b)	600	33,366
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)	(a)	600	55,278
Medco Health Solutions, Inc. (Health Care Providers & Svs.)	(a)	1,200	67,392
Bristol-Myers Squibb Co. (Pharmaceuticals)		2,700	71,361
Eli Lilly & Co. (Pharmaceuticals)	(b)	2,300	80,891
			832,201
INDUSTRIALS - 19.2%
General Dynamics Corp. (Aerospace & Defense)		500	38,280
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	(a)	233	9,683
Northrop Grumman Corp. (Aerospace & Defense)	(b)	1,400	87,794
Raytheon Co. (Aerospace & Defense)		1,300	66,131
United Technologies Corp. (Aerospace & Defense)	(b)	1,400	118,510
United Parcel Service, Inc. Class B (Air Freight & Logistics)	(b)	1,200	89,184
Cooper Industries PLC (Electrical Equip.)		1,200	77,880
Thomas & Betts Corp. (Electrical Equip.)	(a)(b)	600	35,682
3M Co. (Industrial Conglomerates)	(b)	2,000	187,000
General Electric Co. (Industrial Conglomerates)	(b)	6,000	120,300
Siemens AG - ADR (Industrial Conglomerates)	(b)	1,000	137,340
Barnes Group, Inc. (Machinery)		2,400	50,112
Caterpillar, Inc. (Machinery)	(b)	1,700	189,295
Danaher Corp. (Machinery)		1,600	83,040
Deere & Co. (Machinery)		400	38,756
Dover Corp. (Machinery)		2,000	131,480
Ingersoll-Rand PLC (Machinery)		1,100	53,141
CSX Corp. (Road & Rail)	(b)	2,500	196,500
Union Pacific Corp. (Road & Rail)	(b)	1,700	167,161
W.W. Grainger, Inc. (Trading Companies & Distributors)	(b)	500	68,840
			1,946,109
INFORMATION TECHNOLOGY - 15.7%
Harris Corp. (Communications Equip.)		1,400	69,440
Apple, Inc. (Computers & Peripherals)	(a)(b)	1,000	348,450
EMC Corp. (Computers & Peripherals)	(a)	2,000	53,100
Hewlett-Packard Co. (Computers & Peripherals)	(b)	3,800	155,686
Arrow Electronics, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,900	79,572
Accenture PLC Class A (IT Svs.)		2,100	115,437
Automatic Data Processing, Inc. (IT Svs.)		2,400	123,144
Cognizant Technology Solutions Corp. Class A (IT Svs.)	(a)	500	40,700
International Business Machines Corp. (IT Svs.)	(b)	2,100	342,447
Intel Corp. (Semiconductors & Equip.)	(b)	8,900	179,513
Texas Instruments, Inc. (Semiconductors & Equip.)		2,400	82,944
			1,590,433
MATERIALS - 7.4%
Ashland, Inc. (Chemicals)	(b)	800	46,208
CF Industries Holdings, Inc. (Chemicals)		500	68,395
E.I. du Pont de Nemours & Co. (Chemicals)		1,600	87,952
Monsanto Co. (Chemicals)		1,300	93,938
Potash Corp of Saskatchewan, Inc. (Chemicals)	(b)	1,500	88,395
Rock-Tenn Co. Class A (Containers & Packaging)		800	55,480
BHP Billiton Ltd. - ADR (Metals & Mining)		400	38,352
Freeport-McMoRan Copper & Gold, Inc. (Metals & Mining)	(b)	1,400	77,770
Nucor Corp. (Metals & Mining)	(b)	1,300	59,826
Reliance Steel & Aluminum Co. (Metals & Mining)		1,000	57,780
Steel Dynamics, Inc. (Metals & Mining)	(b)	1,700	31,909
Vale SA - ADR (Metals & Mining)		1,500	50,025
			756,030
TELECOMMUNICATION SERVICES - 1.4%
AT&T, Inc. (Diversified Telecom. Svs.)	(b)	1,800	55,080
Verizon Communications, Inc. (Diversified Telecom. Svs.)	(b)	2,300	88,642
			143,722
UTILITIES - 2.5%
FirstEnergy Corp. (Electric Utilities)		1,400	51,926
Southern Co. (Electric Utilities)	(b)	1,700	64,787
AGL Resources, Inc. (Gas Utilities)	(b)	2,100	83,664
Xcel Energy, Inc. (Multi-Utilities)		2,200	52,558
			252,935
Total Common Stocks (Cost $8,554,189)			$10,159,769

Ohio National Fund, Inc.	Income Opportunity Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Purchased Options - 0.2%		Contracts (c)	Value
S&P 500 Index Put Option
Expiration: May 2011, Exercise Price: $1,260.00		20	$26,400
Total Purchased Options (Cost $32,070)			$26,400

Money Market Funds - 2.1%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		216,000	$216,000
Total Money Market Funds (Cost $216,000)			$216,000

Total Investments - 102.3% (Cost $8,802,259)	(d)		$10,402,169
Total Written Options Outstanding - (1.5)% (see following schedule)			(158,289)
Liabilities in Excess of Other Assets - (0.8)%			(79,767)
Net Assets - 100.0%			$10,164,113

Percentages are stated as a percent of net assets.
Abbreviations:
ADR:  American Depositary Receipts
Footnotes:
(a) Non-income producing security.
(b) Security is fully or partially pledged as collateral for written call options outstanding.  Outstanding written call options are presented in the following schedule.
(c) 100 shares per contract.
(d) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.  See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Income Opportunity Portfolio

Schedule of Written Options Outstanding	March 31, 2011 (Unaudited)

	Contracts*	Value
S&P 500 Index Call Option
Expiration: May 2011, Exercise Price: $1,330.00	57	$158,289
Total Written Options Outstanding (Premiums received $146,868)	57	$158,289

* 100 shares per contract.

Ohio National Fund, Inc.	Target VIP Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Common Stocks - 98.5%		Shares	Value
CONSUMER DISCRETIONARY - 24.8%
Autoliv, Inc. (Auto Components)		2,988	$221,799
Tenneco, Inc. (Auto Components)	(a)	2,051	87,065
TRW Automotive Holdings Corp. (Auto Components)	(a)	4,057	223,460
Ford Motor Co. (Automobiles)	(a)	51,911	773,993
Pre-Paid Legal Services, Inc. (Diversified Consumer Svs.)	(a)	883	58,278
McDonald's Corp. (Hotels, Restaurants & Leisure)		9,034	687,397
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		6,467	109,874
Liberty Media Corp - Interactive (Internet & Catalog Retail)	(a)	7,554	121,166
Netflix, Inc. (Internet & Catalog Retail)	(a)	1,466	347,926
priceline.com, Inc. (Internet & Catalog Retail)	(a)	653	330,705
Sturm Ruger & Co., Inc. (Leisure Equip. & Products)		1,695	38,934
Arbitron, Inc. (Media)		2,459	98,434
Valassis Communications, Inc. (Media)	(a)	1,673	48,751
Virgin Media, Inc. (Media)		4,217	117,190
Dillard's, Inc. Class A (Multiline Retail)		1,967	78,916
Dollar Tree, Inc. (Multiline Retail)	(a)	1,659	92,108
Family Dollar Stores, Inc. (Multiline Retail)		1,781	91,401
AutoZone, Inc. (Specialty Retail)	(a)	619	169,334
Childrens Place Retail Stores, Inc. / The (Specialty Retail)	(a)	2,340	116,602
Hibbett Sports, Inc. (Specialty Retail)	(a)	2,529	90,563
Home Depot, Inc. (Specialty Retail)		19,933	738,717
Monro Muffler Brake, Inc. (Specialty Retail)		2,730	90,035
Pier 1 Imports, Inc. (Specialty Retail)	(a)	3,274	33,231
Ross Stores, Inc. (Specialty Retail)		1,582	112,512
Sally Beauty Holdings, Inc. (Specialty Retail)	(a)	6,090	85,321
Vitamin Shoppe, Inc. (Specialty Retail)	(a)	2,538	85,861
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	1,338	115,269
Fossil, Inc. (Textiles, Apparel & Luxury Goods)	(a)	2,253	210,993
G-III Apparel Group Ltd. (Textiles, Apparel & Luxury Goods)	(a)	1,745	65,577
Maidenform Brands, Inc. (Textiles, Apparel & Luxury Goods)	(a)	2,131	60,883
Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)	(a)	2,541	119,249
			5,621,544
CONSUMER STAPLES - 2.5%
Diamond Foods, Inc. (Food Products)		1,996	111,377
Mead Johnson Nutrition Co. (Food Products)		660	38,234
Lorillard, Inc. (Tobacco)		478	45,415
Philip Morris International, Inc. (Tobacco)		5,797	380,457
			575,483
ENERGY - 4.8%
FMC Technologies, Inc. (Energy Equip. & Svs.)	(a)	130	12,282
RPC, Inc. (Energy Equip. & Svs.)		5,061	128,145
ENI SpA - ADR (Oil, Gas & Consumable Fuels)		4,190	205,855
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		5,613	472,222
Newfield Exploration Co. (Oil, Gas & Consumable Fuels)	(a)	148	11,249
Total S.A. - ADR (Oil, Gas & Consumable Fuels)		3,412	208,030
USEC, Inc. (Oil, Gas & Consumable Fuels)	(a)	10,543	46,389
			1,084,172
FINANCIALS - 8.6%
Banco Bilbao Vizcaya Argentaria SA - ADR (Commercial Banks)		18,200	218,400
Banco Santander SA - ADR (Commercial Banks)		17,322	203,014
Bank of the Ozarks, Inc. (Commercial Banks)		1,543	67,445
Community Bank System, Inc. (Commercial Banks)		3,039	73,757
FNB Corp. (Commercial Banks)		10,465	110,301
Susquehanna Bancshares, Inc. (Commercial Banks)		11,896	111,228
EZCORP, Inc. Class A (Consumer Finance)	(a)	4,237	132,999

Ohio National Fund, Inc.	Target VIP Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Common Stocks - 98.5%		Shares	Value
World Acceptance Corp. (Consumer Finance)	(a)	1,445	94,214
Portfolio Recovery Associates, Inc. (Diversified Financial Svs.)	(a)	1,559	132,718
ACE Ltd. (Insurance)		1,632	105,590
Berkshire Hathaway, Inc. Class B (Insurance)	(a)	4,994	417,648
Chubb Corp. (Insurance)		1,469	90,064
Zurich Financial Services AG - ADR (Insurance)		7,075	198,666
			1,956,044
HEALTH CARE - 5.8%
Biogen Idec, Inc. (Biotechnology)	(a)	2,898	212,684
C.R. Bard, Inc. (Health Care Equip. & Supplies)		1,135	112,717
Cyberonics, Inc. (Health Care Equip. & Supplies)	(a)	2,540	80,797
Varian Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	1,467	99,228
Air Methods Corp. (Health Care Providers & Svs.)	(a)	1,133	76,194
Hanger Orthopedic Group, Inc. (Health Care Providers & Svs.)	(a)	3,001	78,116
Parexel International Corp. (Life Sciences Tools & Svs.)	(a)	5,309	132,194
AstraZeneca PLC - ADR (Pharmaceuticals)		3,965	182,866
GlaxoSmithKline PLC - ADR (Pharmaceuticals)		4,661	179,029
Impax Laboratories, Inc. (Pharmaceuticals)	(a)	5,827	148,297
			1,302,122
INDUSTRIALS - 5.9%
GeoEye, Inc. (Aerospace & Defense)	(a)	2,017	83,867
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	(a)	562	23,337
Northrop Grumman Corp. (Aerospace & Defense)		3,374	211,584
Park-Ohio Holdings Corp. (Air Freight & Logistics)	(a)	1,638	33,841
U.S. Airways Group, Inc. (Airlines)	(a)	5,385	46,903
Joy Global, Inc. (Machinery)		1,381	136,457
NN, Inc. (Machinery)	(a)	2,872	52,443
Pall Corp. (Machinery)		1,342	77,313
Tata Motors Ltd. - ADR (Machinery)		17,927	498,191
United Rentals, Inc. (Trading Companies & Distributors)	(a)	2,068	68,823
W.W. Grainger, Inc. (Trading Companies & Distributors)		799	110,006
			1,342,765
INFORMATION TECHNOLOGY - 28.9%
Finisar Corp. (Communications Equip.)	(a)	2,786	68,536
Netgear, Inc. (Communications Equip.)	(a)	3,276	106,273
Oclaro, Inc. (Communications Equip.)	(a)	4,489	51,668
Apple, Inc. (Computers & Peripherals)	(a)	2,672	931,058
SanDisk Corp. (Computers & Peripherals)	(a)	3,151	145,230
DTS, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,551	72,323
Power-One, Inc. (Electronic Equip., Instr. & Comp.)	(a)	3,347	29,286
Vishay Intertechnology, Inc. (Electronic Equip., Instr. & Comp.)	(a)	5,133	91,059
Baidu, Inc. - ADR (Internet Software & Svs.)	(a)	3,537	487,434
eBay, Inc. (Internet Software & Svs.)	(a)	17,383	539,568
j2 Global Communications, Inc. (Internet Software & Svs.)	(a)	4,161	122,791
Cardtronics, Inc. (IT Svs.)	(a)	3,852	78,388
Cognizant Technology Solutions Corp. Class A (IT Svs.)	(a)	3,992	324,949
International Business Machines Corp. (IT Svs.)		4,746	773,930
Teradata Corp. (IT Svs.)	(a)	2,265	114,836
Altera Corp. (Semiconductors & Equip.)		4,168	183,475
Atmel Corp. (Semiconductors & Equip.)	(a)	15,791	215,231
Fairchild Semiconductor International, Inc. (Semiconductors & Equip.)	(a)	4,232	77,022
GT Solar International, Inc. (Semiconductors & Equip.)	(a)	13,088	139,518
Lam Research Corp. (Semiconductors & Equip.)	(a)	1,644	93,149
RF Micro Devices, Inc. (Semiconductors & Equip.)	(a)	9,494	60,857
Texas Instruments, Inc. (Semiconductors & Equip.)		15,732	543,698
TriQuint Semiconductor, Inc. (Semiconductors & Equip.)	(a)	5,417	69,933
Xilinx, Inc. (Semiconductors & Equip.)		3,505	114,964
ACI Worldwide, Inc. (Software)	(a)	2,990	98,072
Microsoft Corp. (Software)		24,865	630,576
Netscout Systems, Inc. (Software)	(a)	3,752	102,505

Ohio National Fund, Inc.	Target VIP Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Common Stocks - 98.5%		Shares	Value
Smith Micro Software, Inc. (Software)	(a)	3,125	29,250
Synchronoss Technologies, Inc. (Software)	(a)	3,312	115,092
Ultimate Software Group, Inc. (Software)	(a)	2,283	134,126
			6,544,797
MATERIALS - 1.6%
Innophos Holdings, Inc. (Chemicals)		1,950	89,915
PPG Industries, Inc. (Chemicals)		281	26,754
Sherwin-Williams Co. / The (Chemicals)		187	15,706
Boise, Inc. (Containers & Packaging)		7,720	70,715
Freeport-McMoRan Copper & Gold, Inc. (Metals & Mining)		1,623	90,158
KapStone Paper and Packaging Corp. (Paper & Forest Products)	(a)	4,198	72,080
			365,328
TELECOMMUNICATION SERVICES - 9.4%
AT&T, Inc. (Diversified Telecom. Svs.)		23,729	726,107
Deutsche Telekom AG - ADR (Diversified Telecom. Svs.)		14,327	220,922
France Telecom SA - ADR (Diversified Telecom. Svs.)		8,723	196,355
General Communication, Inc. Class A (Diversified Telecom. Svs.)	(a)	2,622	28,685
Koninklijke KPN NV - ADR (Diversified Telecom. Svs.)		12,498	214,341
Telefonica SA - ADR (Diversified Telecom. Svs.)		8,053	203,097
MetroPCS Communications, Inc. (Wireless Telecom. Svs.)	(a)	12,218	198,420
Millicom International Cellular SA (Wireless Telecom. Svs.)		1,458	140,216
Vodafone Group PLC - ADR (Wireless Telecom. Svs.)		6,956	199,985
			2,128,128
UTILITIES - 6.2%
E.ON AG - ADR (Electric Utilities)		6,047	185,522
Enel SpA - ADR (Electric Utilities)		36,620	230,706
Iberdrola SA - ADR (Electric Utilities)		5,964	206,832
Scottish & Southern Energy PLC - ADR (Electric Utilities)		9,409	192,602
GDF Suez - ADR (Multi-Utilities)		5,051	207,091
National Grid PLC - ADR (Multi-Utilities)		4,113	197,589
RWE AG - ADR (Multi-Utilities)		2,772	177,131
			1,397,473
Total Common Stocks (Cost $20,127,019)			$22,317,856

Money Market Funds - 1.5%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		350,000	$350,000
Total Money Market Funds (Cost $350,000)			$350,000

Total Investments - 100.0% (Cost $20,477,019)	(b)		$22,667,856
Liabilities in Excess of Other Assets - (0.0)%			(998)
Net Assets - 100.0%			$22,666,858

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depositary Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.  See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Target Equity/Income Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Common Stocks - 98.8%		Shares	Value
CONSUMER DISCRETIONARY - 28.4%
Autoliv, Inc. (Auto Components)		10,933	$811,557
Tenneco, Inc. (Auto Components)	(a)	7,503	318,502
TRW Automotive Holdings Corp. (Auto Components)	(a)	14,844	817,607
Ford Motor Co. (Automobiles)	(a)	189,922	2,831,737
Leggett & Platt, Inc. (Household Durables)		27,560	675,220
Valassis Communications, Inc. (Media)	(a)	6,119	178,308
Dillard's, Inc. Class A (Multiline Retail)		7,198	288,784
Pier 1 Imports, Inc. (Specialty Retail)	(a)	11,979	121,587
Sally Beauty Holdings, Inc. (Specialty Retail)	(a)	22,277	312,101
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	4,894	421,618
Fossil, Inc. (Textiles, Apparel & Luxury Goods)	(a)	8,241	771,770
			7,548,791
ENERGY - 4.6%
RPC, Inc. (Energy Equip. & Svs.)		18,514	468,774
Chevron Corp. (Oil, Gas & Consumable Fuels)		6,962	747,928
			1,216,702
FINANCIALS - 9.6%
FNB Corp. (Commercial Banks)		63,421	668,457
Allstate Corp. / The (Insurance)		19,935	633,534
Cincinnati Financial Corp. (Insurance)		19,898	652,654
First Niagara Financial Group, Inc. (Thrifts & Mortgage Finance)		44,766	607,922
			2,562,567
INDUSTRIALS - 17.4%
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	(a)	1,634	67,818
Northrop Grumman Corp. (Aerospace & Defense)		9,805	614,871
Park-Ohio Holdings Corp. (Air Freight & Logistics)	(a)	5,989	123,733
U.S. Airways Group, Inc. (Airlines)	(a)	19,700	171,587
Masco Corp. (Building Products)		50,049	696,682
R.R. Donnelley & Sons Co. (Commercial Svs. & Supplies)		37,199	703,805
NN, Inc. (Machinery)	(a)	10,506	191,840
Tata Motors Ltd. - ADR (Machinery)		65,589	1,822,718
United Rentals, Inc. (Trading Companies & Distributors)	(a)	7,565	251,763
			4,644,817
INFORMATION TECHNOLOGY - 8.4%
Finisar Corp. (Communications Equip.)	(a)	10,193	250,748
Power-One, Inc. (Electronic Equip., Instr. & Comp.)	(a)	12,244	107,135
Vishay Intertechnology, Inc. (Electronic Equip., Instr. & Comp.)	(a)	18,778	333,122
Atmel Corp. (Semiconductors & Equip.)	(a)	57,775	787,473
Fairchild Semiconductor International, Inc. (Semiconductors & Equip.)	(a)	15,486	281,845
RF Micro Devices, Inc. (Semiconductors & Equip.)	(a)	34,737	222,664
TriQuint Semiconductor, Inc. (Semiconductors & Equip.)	(a)	19,821	255,889
			2,238,876
MATERIALS - 2.8%
MeadWestvaco Corp. (Paper & Forest Products)		24,151	732,500
TELECOMMUNICATION SERVICES - 7.8%
AT&T, Inc. (Diversified Telecom. Svs.)		21,703	664,112
CenturyLink, Inc. (Diversified Telecom. Svs.)		13,754	571,479
General Communication, Inc. Class A (Diversified Telecom. Svs.)	(a)	9,595	104,969

Ohio National Fund, Inc.	Target Equity/Income Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Common Stocks - 98.8%		Shares	Value
MetroPCS Communications, Inc. (Wireless Telecom. Svs.)	(a)	44,699	725,912
			2,066,472
UTILITIES - 19.8%
Cleco Corp. (Electric Utilities)		20,493	702,705
Edison International (Electric Utilities)		16,420	600,808
Entergy Corp. (Electric Utilities)		8,949	601,462
Pinnacle West Capital Corp. (Electric Utilities)		15,254	652,719
Alliant Energy Corp. (Multi-Utilities)		17,261	671,971
Black Hills Corp. (Multi-Utilities)		20,953	700,668
Integrys Energy Group, Inc. (Multi-Utilities)		12,974	655,317
NiSource, Inc. (Multi-Utilities)		36,081	692,034
			5,277,684
Total Common Stocks (Cost $25,398,027)			$26,288,409

Money Market Funds - 1.2%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		320,000	$320,000
Total Money Market Funds (Cost $320,000)			$320,000

Total Investments - 100.0% (Cost $25,718,027)	(b)		$26,608,409
Other Assets in Excess of Liabilities - 0.0%			11,210
Net Assets - 100.0%			$26,619,619

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depositary Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.  See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Bristol Growth Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Common Stocks - 96.6%		Shares	Value
CONSUMER DISCRETIONARY - 6.8%
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(a)	35,700	$1,472,982
Whirlpool Corp. (Household Durables)		12,800	1,092,608
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	8,000	1,441,040
Tiffany & Co. (Specialty Retail)		16,700	1,026,048
Coach, Inc. (Textiles, Apparel & Luxury Goods)		24,800	1,290,592
			6,323,270
CONSUMER STAPLES - 3.5%
Coca-Cola Co. / The (Beverages)		23,900	1,585,765
H.J. Heinz Co. (Food Products)		35,300	1,723,346
			3,309,111
ENERGY - 13.9%
Dresser-Rand Group, Inc. (Energy Equip. & Svs.)	(a)	16,700	895,454
Halliburton Co. (Energy Equip. & Svs.)		34,900	1,739,416
Chevron Corp. (Oil, Gas & Consumable Fuels)		17,800	1,912,254
ConocoPhillips (Oil, Gas & Consumable Fuels)		9,100	726,726
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		15,600	1,431,612
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		38,200	3,213,766
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		16,300	1,703,187
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)		29,900	1,340,716
			12,963,131
FINANCIALS - 7.5%
T. Rowe Price Group, Inc. (Capital Markets)		3,700	245,754
Bank of America Corp. (Diversified Financial Svs.)		127,700	1,702,241
Hartford Financial Services Group, Inc. (Insurance)		60,900	1,640,037
Lincoln National Corp. (Insurance)		52,400	1,574,096
MetLife, Inc. (Insurance)		40,300	1,802,619
			6,964,747
HEALTH CARE - 10.2%
Zimmer Holdings, Inc. (Health Care Equip. & Supplies)	(a)	23,000	1,392,190
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		30,900	1,783,548
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		32,400	1,464,480
Allergan, Inc. (Pharmaceuticals)		22,600	1,605,052
Medicis Pharmaceutical Corp. Class A (Pharmaceuticals)		46,700	1,496,268
Warner Chilcott PLC Class A (Pharmaceuticals)		78,900	1,836,792
			9,578,330
INDUSTRIALS - 14.9%
Honeywell International, Inc. (Aerospace & Defense)		20,500	1,224,055
Raytheon Co. (Aerospace & Defense)		35,900	1,826,233
United Technologies Corp. (Aerospace & Defense)		11,000	931,150
FedEx Corp. (Air Freight & Logistics)		19,100	1,786,805
United Parcel Service, Inc. Class B (Air Freight & Logistics)		23,400	1,739,088
Rockwell Automation, Inc. (Electrical Equip.)		18,700	1,769,955
3M Co. (Industrial Conglomerates)		19,500	1,823,250
General Electric Co. (Industrial Conglomerates)		88,200	1,768,410
Caterpillar, Inc. (Machinery)		9,500	1,057,825
			13,926,771
INFORMATION TECHNOLOGY - 31.0%
Cisco Systems, Inc. (Communications Equip.)		108,300	1,857,345
Apple, Inc. (Computers & Peripherals)	(a)	11,050	3,850,373
Hewlett-Packard Co. (Computers & Peripherals)		44,700	1,831,359
Google, Inc. Class A (Internet Software & Svs.)	(a)	4,310	2,526,565
International Business Machines Corp. (IT Svs.)		20,000	3,261,400
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	149,200	1,283,120
Applied Materials, Inc. (Semiconductors & Equip.)		121,700	1,900,954
Avago Technologies Ltd. (Semiconductors & Equip.)		36,900	1,147,590
Maxim Integrated Products, Inc. (Semiconductors & Equip.)		75,600	1,935,360
SunPower Corp. Class B (Semiconductors & Equip.)	(a)	86,803	1,447,006
Texas Instruments, Inc. (Semiconductors & Equip.)		53,300	1,842,048
Citrix Systems, Inc. (Software)	(a)	26,500	1,946,690
Electronic Arts, Inc. (Software)	(a)	68,700	1,341,711
Oracle Corp. (Software)		82,600	2,756,362
			28,927,883
MATERIALS - 8.8%
Air Products & Chemicals, Inc. (Chemicals)		20,000	1,803,600
Celanese Corp. (Chemicals)		33,400	1,481,958
E.I. du Pont de Nemours & Co. (Chemicals)		30,800	1,693,076
Potash Corp of Saskatchewan, Inc. (Chemicals)		31,800	1,873,974
Rio Tinto PLC - ADR (Metals & Mining)		19,000	1,351,280
			8,203,888
Total Common Stocks (Cost $79,563,903)			$90,197,131

Ohio National Fund, Inc.	Bristol Growth Portfolio

Schedule of Investments	March 31, 2011 (Unaudited)

Money Market Funds - 3.3%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		3,064,000	$3,064,000
Total Money Market Funds (Cost $3,064,000)			$3,064,000

Total Investments - 99.9% (Cost $82,627,903)	(b)		$93,261,131
Other Assets in Excess of Liabilities - 0.1%			123,397
Net Assets - 100.0%			$93,384,528

Percentages are stated as a percent of net assets.
Abbreviations:
ADR:  American Depositary Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.  See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.

Notes to Schedules of Investments	March 31, 2011 (Unaudited)

(1)	Organization

Ohio National Fund, Inc. (the "Fund") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "40 Act"), as an open-end management investment company. The Fund consists of twenty-four separate investment portfolios (the “Portfolios”) that seek the following objectives and strategies:

■	Equity Portfolio - Long-term growth of capital by investing at least 80% of its assets in equity securities.

■	Money Market Portfolio - Maximum current income consistent with preservation of capital and liquidity by investing in high quality money market instruments.

■
Bond Portfolio - High level of income and opportunity for capital appreciation consistent with preservation of capital by investing primarily in intermediate-term and long-term fixed income securities.

■	Omni Portfolio - High level of long-term total return consistent with preservation of capital by investing in stocks, bonds, and money market instruments.

■	International Portfolio - Total return on assets by investing at least 80% of its assets in securities of foreign companies.

■
Capital Appreciation Portfolio – Long-term capital growth by investing primarily in common stocks of established companies with either current or emerging earnings growth not fully appreciated or recognized by the market.

■	Millennium Portfolio - Maximum capital growth by investing primarily in common stocks of small sized companies.

■	International Small-Mid Company Portfolio - Long-term growth of capital by investing at least 80% of its assets in equity securities of foreign small and mid-cap companies.

■	Aggressive Growth Portfolio – Long-term capital growth by investing primarily in domestic and foreign equity securities selected for growth potential.

■	Small Cap Growth Portfolio - Long-term capital appreciation by investing at least 80% of its net assets in stocks of small companies.

■
Mid Cap Opportunity Portfolio - Long-term total return by investing at least 80% of its net assets in equity securities of mid-cap companies, primarily those that are strategically positioned for long-term growth.

■	S&P 500® Index Portfolio - Total return that approximates the total return of the Standard & Poor's 500® Index, at a risk level consistent with that of the Standard & Poor's 500® Index.

■	Strategic Value Portfolio - Growth of capital and income by investing primarily in securities of high dividend yielding, undervalued stocks with dividend growth potential.

■
High Income Bond Portfolio - High current income by investing at least 80% of its net assets in lower rated corporate debt obligations commonly referred to as "junk bonds". The Portfolio's investments are generally rated Baa or lower by Moody's, or BBB or lower by Standard & Poor’s or Fitch.

■	Capital Growth Portfolio – Long-term capital appreciation by investing in and actively managing equity securities of small cap growth companies.

■
Nasdaq-100® Index Portfolio - Long-term growth of capital by investing primarily in stocks that are included in the Nasdaq-100® Index. Unlike the other Portfolios of the Fund, the Nasdaq-100® Index Portfolio is a non-diversified portfolio for purposes of Section 5(b) of the 40 Act.

Ohio National Fund, Inc.

Notes to Schedules of Investments	March 31, 2011 (Unaudited)

■	Bristol Portfolio - Long-term growth of capital by investing primarily in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

■
Bryton Growth Portfolio - Long-term growth of capital by investing primarily in common stocks of growth-oriented U.S. companies smaller than the 500 largest publicly traded U.S. companies in terms of market capitalization.

■
U.S. Equity Portfolio – Capital appreciation with a secondary objective of capital preservation to provide long term growth by investing at least 80% of its net assets in equity securities traded in the U.S. within under-priced sectors and industries.

■
Balanced Portfolio – Capital appreciation and income by investing normally up to 75% of its assets in equity securities within under-priced sectors and industries while maintaining a minimum of 25% of its assets in fixed income securities.

■	Income Opportunity Portfolio – Modest capital appreciation and maximization of realized gains by investing within equity securities traded in the U.S.

■	Target VIP Portfolio – Above average total return by investing in the common stocks of companies which are identified by a model that applies separate uniquely specialized strategies.

■	Target Equity/Income Portfolio – Above average total return by adhering to a disciplined, quantitative investment process that incorporates two distinct strategy methodologies.

■	Bristol Growth Portfolio – Long-term growth of capital by investing primarily in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

Additional detail regarding portfolio-specific objectives, policies, and investment strategies is provided in the prospectus and Statement of Additional Information of Ohio National Fund, Inc.  There are no assurances that these objectives will be met.  Each Portfolio, except the Nasdaq-100® Index Portfolio, is classified as diversified for purposes of Section 5(b) of the 40 Act.

At present, the Fund sells its shares only to separate accounts of The Ohio National Life Insurance Company (“ONLIC”), Ohio National Life Assurance Corporation (“ONLAC”), and National Security Life and Annuity Company (“NSLA”) to support certain benefits under variable contracts issued by those entities.  In the future, Fund shares may be used for other purposes but, unless there is a change in applicable law, they will not be sold directly to the public.

Interest in each Portfolio is represented by a separate class of the Fund’s capital stock, par value $1.  Each share of a Portfolio participates equally in the Portfolio’s dividends, distributions, net assets, and voting matters.

The Fund is authorized to issue 550 million of its capital shares. These authorized shares have been allocated to specific Portfolios of the Fund as follows:

Portfolio	Authorized Shares	Portfolio	Authorized Shares
Equity	30,000,000	Strategic Value	10,000,000
Money Market	80,000,000	High Income Bond	60,000,000
Bond	30,000,000	Capital Growth	10,000,000
Omni	10,000,000	Nasdaq-100® Index	25,000,000
International	45,000,000	Bristol	40,000,000
Capital Appreciation	15,000,000	Bryton Growth	35,000,000
Millennium	10,000,000	U.S. Equity	10,000,000
International Small-Mid Company	10,000,000	Balanced	10,000,000
Aggressive Growth	10,000,000	Income Opportunity	10,000,000
Small Cap Growth	10,000,000	Target VIP	10,000,000
Mid Cap Opportunity	10,000,000	Target Equity/Income	10,000,000
S&P 500® Index	35,000,000	Bristol Growth	25,000,000

The Fund’s Board of Directors (the “Board”) periodically reallocates authorized shares among the Portfolios of the Fund and may authorize additional shares as deemed necessary.

Ohio National Fund, Inc.

Notes to Schedules of Investments	March 31, 2011 (Unaudited)

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund.  However, based on experience, the risk of loss to the Fund is expected to be remote.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

Investments are valued using pricing procedures approved by the Board.

Investments in the Money Market Portfolio are valued at amortized cost in accordance with Rule 2a-7 of the 40 Act. In all Portfolios of the Fund, fixed income instruments that mature in sixty days or less, and of sufficient credit quality, are valued at amortized cost. Amortized cost valuation involves valuing a security at its cost initially and thereafter amortizing to maturity any discounts or premiums on the level-yield method, regardless of the impact of fluctuating market interest rates on the value of the security.  In these instances, amortized cost approximates fair value.

Investments, other than those securities aforementioned, are valued as follows:

Domestic equity securities that are traded on U.S. exchanges, with the exception of options, are valued at the last trade price reported by the primary exchange of each security (4:00 pm Eastern Time for normal trading sessions).  Option securities are currently valued on a composite close price basis.  Over-the-counter domestic equity securities are valued at the last trade price reported daily as of 4:00 pm Eastern Time (normal trading sessions).  Over-the-counter traded ADRs may be valued at an evaluated price based on the value of the underlying securities.  If a domestic equity security is not traded on a particular day, the mean between the bid and ask prices reported at 4:00 pm Eastern Time (normal trading sessions) by the primary exchange will generally be used for valuation purposes. The principal sources for market quotations are independent national pricing services that have been approved by the Board.

Fixed income securities that have a remaining maturity exceeding sixty days are generally valued at the mean between the daily close bid and ask prices, as provided by independent pricing services approved by the Board.

Shares of open-end mutual funds are valued at each fund’s last calculated net asset value per share.

Repurchase agreements are valued at amortized cost, which approximates fair value.

Restricted securities, illiquid securities, or other investments for which market quotations are not readily available are valued at an estimate of value using methods determined in good faith by the Fund’s Pricing Committee under the supervision of the Board.

Foreign equity securities are initially priced at the reported close price of the exchange on which a security is primarily traded.  Securities not traded on a particular day are valued at the mean between the last reported bid and ask quotes at daily close, or the last sale price when appropriate. The principal sources for market quotations are independent pricing services that have been approved by the Board.

Ohio National Fund, Inc.

Notes to Schedules of Investments	March 31, 2011 (Unaudited)

Equity securities that are primarily traded on foreign exchanges, other than those in North or South America, are further subjected to fair valuation pricing procedures provided by an independent fair valuation service.  The service provides data that can be used to estimate the price of a foreign issue that would prevail in a liquid market given market information available daily at 4:00 pm Eastern Time (normal trading sessions). Multiple factors may be considered in performing this valuation, including an issue’s local close price, relevant general and sector indices, currency fluctuations, and pricing of related depository receipts, exchange traded funds, and futures. The pricing procedures are performed for each individual security for which there is a fairly large degree of certainty that the local close price is not the liquid market price at the time of U.S. market close, each day there is a change in a consistently used market index from the time of local close to the U.S. market close.  Backtesting analysis is performed on a quarterly basis to monitor the effectiveness of these procedures.  The testing is reviewed by management of the Fund as well as the Fund’s Board.  Prior results have indicated that these procedures have been effective in reaching valuation objectives.

The differences between the aggregate cost and values of investments are reflected as unrealized appreciation or unrealized depreciation.

Pricing inputs used in the Fund’s determination of its investment values are categorized according to a three-tier hierarchy framework.  The hierarchy is summarized in three broad levels:

Level 1:	Quoted prices in active markets for identical securities.
Level 2:	Other significant observable inputs, including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.
Level 3:	Significant unobservable inputs, including the Fund’s own assumptions used to determine the value of securities.

The following is a summary of the inputs used in valuing each of the Portfolio’s assets (liabilities) at value as of March 31, 2011:

Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
Equity	Common Stocks	$219,923,117	$-	$-
	Repurchase Agreements	-	4,244,751	-
		$219,923,117	$4,244,751	$-

Money Market *	Commercial Paper	$-	$182,062,385	$-
	Asset-Backed Securities	-	3,475,094	-
	Money Market Funds	40,400,000	-	-
	U.S. Treasury Obligations	-	9,999,908	-
	Repurchase Agreements	-	14,000,000	-
		$40,400,000	$209,537,387	$-

Bond	Corporate Bonds	$-	$135,964,825	$-
	U.S. Treasury Obligations	-	6,084,455	-
	Repurchase Agreements	-	3,725,000	-
		$-	$145,774,280	$-

Omni	Common Stocks	$30,841,268	$-	$-
	Corporate Bonds	-	8,446,039	-
	U.S. Treasury Obligations	-	303,328	-
	Money Market Funds	1,974,000	-	-
		$32,815,268	$8,749,367	$-

International	Common Stocks	$25,093,028	$189,429,773	$-
	Money Market Funds	8,354	-	-
		$25,101,382	$189,429,773	$-

	Foreign currency contracts	$(67,577)	$-	$-

Capital Appreciation	Common Stocks	$129,154,406	$1,980,048	$-
	Money Market Funds	4,443,000	-	-
		$133,597,406	$1,980,048	$-

Millennium	Common Stocks	$44,763,737	$-	$-
	Money Market Funds	1,131,000	-	-
		$45,894,737	$-	$-

International Small-Mid Company	Common Stocks	$12,768,229	$61,327,550	$-
	Preferred Stock	-	641,105	-
	Exchange Traded Funds	907,280	-	-
	Rights	15,722	-	-
	Money Market Funds	2,112,461	-	-
		$15,803,692	$61,968,655	$-

Aggressive Growth	Common Stocks	$24,124,768	$4,844,114	$-
	VVPR Strips	50	-	-
	Money Market Funds	410,000	-	-
		$24,534,818	$4,844,114	$-

Small Cap Growth	Common Stocks	$34,437,680	$-	$-
	U.S. Government Agency Issues	-	700,000	-
	Money Market Funds	412,000	-	-
		$34,849,680	$700,000	$-

Mid Cap Opportunity	Common Stocks	$71,289,446	$-	$-
	Money Market Funds	1,440,000	-	-
		$72,729,446	$-	$-

S&P 500® Index	Common Stocks	$183,098,726	$-	$-
	Exchange Traded Funds	964,010	-	-
		$184,062,736	$-	$-

Strategic Value	Common Stocks	$21,304,039	$5,249,640	$-
	Money Market Funds	245,000	-	-
		$21,549,039	$5,249,640	$-

High Income Bond	Corporate Bonds	$-	$271,896,085	$-
	Convertible Bonds	-	227,813	-
	Preferred Stocks	-	321,975	-
	Other	-	-	4,688
	Money Market Funds	4,566,000	-	-
		$4,566,000	$272,445,873	$4,688

Capital Growth	Common Stocks	$58,569,116	$-	$-
	Money Market Funds	172,000	-	-
		$58,741,116	$-	$-

Nasdaq-100® Index	Common Stocks	$56,617,787	$-	$-
	Exchange Traded Funds	687,150	-	-
		$57,304,937	$-	$-

Bristol	Common Stocks	$188,566,168	$-	$-
	Money Market Funds	5,880,000	-	-
		$194,446,168	$-	$-

Bryton Growth	Common Stocks	$145,146,475	$-	$-
	Money Market Funds	4,193,000	-	-
		$149,339,475	$-	$-

U.S. Equity	Common Stocks	$15,081,352	$-	$-
	Money Market Funds	175,000	-	-
		$15,256,352	$-	$-

Balanced	Common Stocks	$9,863,100	$-	$-
	Corporate Bonds	-	5,081,866	-
	U.S. Government Agency Issues	-	22,762	-
	U.S. Treasury Obligations	-	279,984	-
	Money Market Funds	338,000	-	-
		$10,201,100	$5,384,612	$-

Income Opportunity	Common Stocks	$10,159,769	$-	$-
	Purchased Options	26,400	-	-
	Money Market Funds	216,000	-	-
		$10,402,169	$-	$-

	Written Options Outstanding	$(158,289)	$-	$-

Target VIP	Common Stocks	$22,317,856	$-	$-
	Money Market Funds	350,000	-	-
		$22,667,856	$-	$-

Target Equity/Income	Common Stocks	$26,288,409	$-	$-
	Money Market Funds	320,000	-	-
		$26,608,409	$-	$-

Bristol Growth	Common Stocks	$90,197,131	$-	$-
	Money Market Funds	3,064,000	-	-
		$93,261,131	$-	$-

•
At March 31, 2011, the Money Market Portfolio's investments, with the exception of money market funds, were valued using amortized cost, in accordance with rules under the 40 Act. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are considered to be valued using Level 2 inputs.

Ohio National Fund, Inc.

Notes to Schedules of Investments	March 31, 2011 (Unaudited)

As stated above, the value assigned to the Fund’s foreign securities will, in most cases, not be the quoted or published prices of the investments on their respective primary markets or exchanges.  Securities that are priced using fair value estimates are categorized as Level 2 in the fair value hierarchy, whereas securities that do not meet the established criteria are categorized as Level 1. The valuation of a foreign security from one valuation period to the next may result in a transfer between Levels 1 and 2 if the degree of certainty that the local close price is not the liquid market price at the time of U.S. market close is not similar for both periods. The Fund’s policy is to recognize significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and Level 2 during the three-month period ended March 31, 2011.

Below is a reconciliation that details the activity of securities in Level 3 during the three-month period ended March 31, 2011:

Corporate Bonds	High Income Bond

Beginning Balance - January 1, 2011	$4,688

Total gains or losses (realized/unrealized):

Included in earnings (or changes in net assets)	-

Purchases, issuances, and settlements	-

Transfers in and/or out of Level 3	-

Ending Balance – March 31, 2011	$4,688

The amount of total gains or losses for the period included in earnings (or changes in net assets) attributable to the change in unrealized gains or losses relating to assets still held at the reporting date	$-

Foreign Securities and Currency

The books and records of all the Portfolios are maintained in U.S. dollars. All investments and cash quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates provided by an independent source.  These exchange rates are currently determined daily, at 4:00 pm Eastern Time for normal trading sessions.  Purchases and sales of foreign-denominated investments are recorded at rates of exchange prevailing on the respective dates of such transactions.

Ohio National Fund, Inc.

Notes to Schedules of Investments	March 31, 2011 (Unaudited)

The Fund may not fully isolate that portion of the results of operations resulting from changes in foreign exchange rates from fluctuations arising from changes in market prices on foreign currency-denominated investments.  However, for tax purposes, the Fund does fully isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of such investments to the extent required by Federal income tax regulations.

All Portfolios of the Fund, other than the Target VIP and Target Equity/Income Portfolios, may invest in securities of foreign issuers, although foreign securities purchased by the Money Market Portfolio must be denominated in U.S. dollars and held in custody in the United States of America.  The International and International Small-Mid Company Portfolios may be invested entirely in foreign securities. Investments in securities of foreign issuers, including investments in foreign companies through the use of depositary receipts, carry certain risks not ordinarily associated with investments in securities of domestic issuers.  Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions.  In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect capital investment within those countries.

Repurchase Agreements

The Portfolios may acquire repurchase agreements from member banks of the Federal Reserve System which are deemed creditworthy under guidelines approved by the Board, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The maturities of these instruments vary from overnight to one week.  The seller, under a repurchase agreement, is required to maintain as collateral for the repurchase transaction securities in which the Portfolio has a perfected security interest with a value not less than 100% of the repurchase price (including accrued interest).  Securities subject to repurchase agreements are held by the Portfolio’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.  In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Restricted and Illiquid Securities

Restricted securities are those securities purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (“the 1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. 144A securities are issued by corporations without registration in reliance on 1933 Act provisions allowing for the private resale of unregistered securities to qualified institutional buyers. Section 4(2) commercial paper is issued pursuant to Section 4(2) of the 1933 Act which exempts an issue from registration. This paper may be used to finance non-current transactions, such as acquisitions, stock repurchase programs, and other long-term assets.  Investments by a portfolio in Rule 144A and Section 4(2) securities could have the effect of decreasing the liquidity of a Portfolio during any period in which qualified institutional investors were no longer interested in purchasing these securities.

Typically, the restricted securities noted above are not considered illiquid.  The criteria used to determine if a restricted security is illiquid includes frequency of trades and quotes, available dealers willing to make transactions, availability of market makers in the security, and the nature of the security and its trades. The Money Market, Bond, and Omni Portfolios may invest up to 10% of their respective assets in illiquid securities.  Each of the other Portfolios of the Fund may invest up to 15% of its net assets in illiquid securities.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are accounted for on a trade date basis.  For purposes of executing separate account shareholder transactions in the normal course of business, however, the Fund’s investment transactions are recorded no later than the first calculation on the first business day following the trade date in accordance with Rule 2a-4 of the 40 Act.  Accordingly, differences between the net asset values for financial reporting and for executing separate account shareholder transactions may arise.

Dividend income is recognized on the ex-dividend date, except in the case of those Portfolios holding foreign securities, in which dividends are recorded as soon after the ex-dividend date as the Fund’s information agents become aware of such dividends.  Interest income is accrued daily as earned and includes the amortization of premium and accretion of discount. Net realized gain or loss on investments and foreign exchange transactions are determined using the specific identification method.

Ohio National Fund, Inc.

Notes to Schedules of Investments	March 31, 2011 (Unaudited)

Distributions to Shareholders and Federal Taxes

Net investment income of the Money Market Portfolio is declared and paid daily as a dividend to shareholders immediately before the computation of the net asset value of Money Market Portfolio shares. Dividends are automatically reinvested in additional Money Market Portfolio shares at the net asset value immediately following such computation. Distributions arising from net investment income and net capital gains from the remaining Portfolios are declared and paid to shareholders periodically as required for each of the Portfolios to continue to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code.  The Fund, excluding the Money Market Portfolio, may also satisfy its distribution requirements by using consent dividends rather than cash dividends.  The Fund has the intent to continue to comply with tax provisions pertaining to regulated investment companies and make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.  As such, no provisions for Federal income or excise taxes have been recorded.

The character of income and realized capital gains distributions are determined in accordance with Federal income tax regulations and may differ from net investment income and realized gains for financial reporting purposes.  These “book/tax” differences are either considered temporary or permanent in nature.  To the extent these differences are permanent in nature they are reclassified within the composition of net assets; temporary differences do not require such reclassification.  Distributions to shareholders that exceed taxable income and net taxable realized gains are reported as return of capital distributions.

The Fund’s management and its tax agent, U.S. Bancorp Fund Services, LLC, perform an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e. greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of the evaluation included a review of tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including Federal tax and the state of Maryland (i.e., the last four tax year ends and the interim tax period since then).  The determination has been made that there are no uncertain tax positions that would require the Portfolios to record a tax liability and, therefore, there is no impact to the Portfolios’ financial statements.

Expense Allocation

Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses that cannot be directly attributed to a Portfolio are allocated among all the benefited Portfolios on a basis of relative net assets or other appropriate method.

Foreign Withholding Taxes

Certain Portfolios in the Fund may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries.  Such taxes are generally withheld based on income earned.  These Portfolios accrue such taxes as the related income is earned.

Subsequent Events

Management has evaluated events and transactions through the date the financial statements were available to be issued, for purposes of recognition or disclosure in these financial statements, and there are no subsequent events to report.

(3)	Financial Instruments

The Fund’s Portfolios may trade in financial instruments with off-balance sheet risk for hedging purposes or, otherwise, in accordance with stated investing objectives.  These financial instruments may include options, futures, and foreign currency contracts that may involve, to a varying degree, elements of risk in excess of the amounts recognized on financial statements.

Ohio National Fund, Inc.

Notes to Schedules of Investments	March 31, 2011 (Unaudited)
Options

Each Portfolio, other than the Money Market Portfolio, for hedging purposes, may (a) write call options traded on a registered national securities exchange if such Portfolio owns the underlying securities subject to such options, and purchase call options for the purpose of closing out positions it has written, (b) purchase put options on securities owned, and sell such options in order to close its positions in put options, (c) purchase and sell financial futures and options thereon, and (d) purchase and sell financial index options; provided, however, that no option or futures contract shall be purchased or sold if, as a result, more than one-third of the total assets of the Portfolio would be hedged by options or futures contracts, and no more than 5% of any Portfolio's total assets, at fair value, may be used for premiums on open options and initial margin deposits on futures contracts. The Small Cap Growth Portfolio may also participate in the above activities to protect against adverse changes in security prices or interest rates and may, for these purposes or hedging purposes, sell put options or purchase call options at any time.  The S&P 500® Index and Income Opportunity Portfolios are not subject to the above limitations, as these Portfolios may engage in the purchase or selling of put or call options in accordance with those Portfolios’ stated investment objectives. The Portfolios making use of options bear the market risk of an unfavorable change in the price of securities or indices underlying the options and, for purchase options, are subject to the risk that the options will expire before being exercised.  A further risk associated with investing in options is that there may not be enough buyers and sellers in the market to permit a Portfolio to close a position. To limit the risk, a Portfolio will invest only where there is an established market.

When a Portfolio writes a put or call option, an amount equal to the premium received is included on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. Such liability is subject to off balance sheet risks to the extent of any future increases in market value of the written options. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, a gain or loss is realized.  If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the market value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. When a Portfolio purchases a put or call option, an amount equal to the premium paid is included on the Portfolio’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Portfolio enters into a closing sale transaction, a gain or loss is realized. If a Portfolio exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Portfolio exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Portfolio exercises a put option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the market value of the index.

The Income Opportunity Portfolio’s written options are collateralized by cash and/or securities held with the Portfolio’s prime broker and in a segregated account at the Portfolio’s custodian. Such collateral for the Portfolio is restricted from use. The cash collateral or borrowings from the prime broker, if necessary, are included on the Statement of Assets and Liabilities. The securities pledged as collateral are noted as such on the Portfolio’s Schedule of Investments.  Written and purchased options are non-income producing securities.

Futures Contracts

Each Portfolio, other than the Money Market Portfolio may, primarily for hedging purposes, purchase and sell futures contracts. Futures contracts are used for the purpose of hedging existing Portfolio securities, or securities that the Portfolio intends to purchase, against fluctuations in value caused by variations in market rates. Upon entering into a futures contract, a Portfolio is required to pledge to the broker an amount of cash or securities equal to a percentage of the contract amount, known as the initial margin deposit. Subsequent payments, known as "variation margin", are made or received by the Portfolios each day, depending on the daily fluctuations in the value of the underlying contacts. The Portfolios recognize unrealized appreciation (depreciation) equal to the cumulative daily variation margin transactions. When the contracts are closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed.

Ohio National Fund, Inc.

Notes to Schedules of Investments	March 31, 2011 (Unaudited)

Should market conditions move unexpectedly, the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts interest rates, and the underlying hedged assets.  A further risk associated with investing in futures contracts is that there may not be enough buyers and sellers in the market to permit a Portfolio to close a position when it wants to do so. To limit the risk, a Portfolio will invest only where there is an established market.  The S&P 500® Index Portfolio may purchase or sell stock index futures contracts and the Nasdaq-100® Index Portfolio may purchase or sell derivative securities designed to replicate the Nasdaq-100® Index in accordance with their stated investment objectives.

At March 31, 2011, there were no outstanding futures contracts in any of the Fund’s Portfolios.

Foreign Currency Contracts

In order to hedge against changes in the exchange rates of foreign currencies in relation to the U.S. dollar, each Portfolio, other than the Money Market Portfolio, may engage in forward foreign currency contracts.  A forward foreign currency contract involves an obligation to purchase or sell a foreign currency at a future date, at a negotiated rate. The value of a foreign currency contract will typically fluctuate with changes in forward currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. With respect to sales of currency exchange contracts, a Portfolio would incur a realized loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. A Portfolio incurs a realized gain if the value of the contract decreases between those dates. With respect to purchases of currency exchange contracts, a Portfolio would incur a realized loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.

The use of foreign currency contracts might not successfully protect a Portfolio against a loss resulting from the movements of foreign currency in relation to the U.S. dollar and does not eliminate fluctuations in the prices of other currencies or securities.  A Portfolio is also exposed to credit risk associated with counterparty nonperformance on these currency exchange contracts, which is typically limited to the unrealized gain on each open contract.

Details of the contracts outstanding at March 31, 2011 are as follows:

Contracts to buy foreign currency:

International
Date of contract	Exchange date	Counterparty	Currency to receive		Currency to deliver	Contract at value	Unrealized Appreciation (Depreciation)

February 18, 2011	April 26, 2011	HSBC	5,300,000	NZD	$4,032,240	$4,038,184	$5,944
February 18, 2011	April 26, 2011	SSB	31,191,810	SEK	$4,868,244	$4,936,516	$68,272
February 23, 2011	April 26, 2011	HSBC	3,950,000	GBP	$6,394,852	$6,335,051	$(59,801)
February 24, 2011	April 26, 2011	HSBC	3,950,000	GBP	$6,395,445	$6,335,051	$(60,394)
					$21,690,781	$21,644,802	$(45,979)

Contracts to sell foreign currency:

International
Date of contract	Exchange date	Counterparty	Currency to receive	Currency to deliver		Contract at value	Unrealized Appreciation (Depreciation)

February 18, 2011	April 26, 2011	BONY	$10,938,052	7,996,295	EUR	$11,327,711	$(389,659)
March 25, 2011	June 2, 2011	HSBC	$17,181,344	1,398,046,000	JPY	$16,813,283	$368,061
			$28,119,396			$28,140,994	$(21,598)

Counterparties	Currencies
BONY - Bank of New York Mellon	EUR - Euro
HSBC - HSBC Bank USA	GBP - British Pound
SSB - State Street Bank	JPY - Japanese Yen
NZD - New Zealand Dollar
SEK - Swedish Krona

Ohio National Fund, Inc.

Notes to Schedules of Investments	March 31, 2011 (Unaudited)

Foreign currency contracts were executed in the International Portfolio in order to mitigate the effect that exchange rate volatility had on the valuation of the Portfolio’s investments that were either under-weighted or over-weighted in relation to the Portfolio’s benchmark index.  The Portfolio was under-weighted in equity investments within the countries of New Zealand, Sweden, and Great Britain.  The Portfolio executed contracts to buy those countries’ currencies to mitigate the effects that those currencies’ exchange rates might have on the Portfolio’s performance relative to the benchmark. The Portfolio was over-weighted in investments denominated in Euros and the Japanese Yen and, likewise, executed contracts to sell those currencies in order to mitigate the effect that the currencies might have on relative performance.

The Portfolio entered into, and closed out, other foreign currency contracts during the three-month period ended March 31, 2011 for similar benchmark performance hedging purposes.

4)	Federal Income Tax Information

The cost basis for Federal income tax purposes may differ from the cost basis for financial reporting purposes.  The table below details the unrealized appreciation (depreciation) and aggregate cost of securities at March 31, 2011 for Federal income tax purposes.

	Equity	Bond	Omni	International	Capital Appreciation	Millennium
Gross unrealized:
Appreciation	$39,769,776	$7,958,777	$3,932,354	$53,860,264	$22,622,911	$10,143,166
Depreciation	(7,884,403)	(577,296)	(489,916)	(291,649)	(3,600,022)	(260,431)
Net unrealized:
Appreciation	$31,885,373	$7,381,481	$3,442,438	$53,568,615	$19,022,889	$9,882,735
Aggregate cost of securities:	$192,282,495	$138,392,799	$38,122,197	$160,962,540	$116,554,565	$36,012,002

	International Small-Mid Company	Aggressive Growth	Small Cap Growth	Mid Cap Opportunity	S&P 500® Index	Strategic Value
Gross unrealized:
Appreciation	$23,451,025	$5,491,869	$8,280,328	$13,299,310	$52,952,065	$3,330,213
Depreciation	(178,201)	(1,431,007)	(506,868)	(1,360,387)	(20,292,093)	(89,504)
Net unrealized:
Appreciation	$23,272,824	$4,060,862	$7,773,460	$11,938,923	$32,659,972	$3,240,709
Aggregate cost of securities:	$54,499,523	$25,318,070	$27,776,220	$60,790,523	$151,402,764	$23,557,970

	High Income Bond	Capital Growth	Nasdaq-100® Index	Bristol	Bryton Growth	U.S. Equity
Gross unrealized:
Appreciation	$20,261,301	$19,320,778	$18,809,654	$20,443,474	$34,837,617	$2,517,562
Depreciation	(1,403,732)	(1,042,580)	(2,623,433)	(3,149,524)	(5,529,991)	(115,851)
Net unrealized:
Appreciation	$18,857,569	$18,278,198	$16,186,221	$17,293,950	$29,307,626	$2,401,711
Aggregate cost of securities:	$258,158,992	$40,462,918	$41,118,716	$177,152,218	$120,031,849	$12,854,641

	Balanced	Income Opportunity	Target VIP	Target Equity/Income	Bristol Growth
Gross unrealized:
Appreciation	$1,889,190	$1,679,310	$2,727,112	$1,948,568	$11,505,042
Depreciation	(279,103)	50,493	(599,367)	(1,162,756)	(977,150)
Net unrealized:
Appreciation	$1,610,087	$1,729,803	$2,127,745	$785,812	$10,527,892
Aggregate cost of securities:	$13,975,625	$8,672,366	$20,540,111	$25,822,597	$82,733,239

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ohio National Fund, Inc.

By (Signature and Title)	/s/ Christopher A. Carlson
Christopher A. Carlson
President

Date May 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher A. Carlson
Christopher A. Carlson
President

Date May 18, 2011

By (Signature and Title)	/s/ R. Todd Brockman
R. Todd Brockman
Treasurer

Date May 18, 2011